Registration Nos. 002-65539/811-2958

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 87/X/
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

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Amendment No. 70/X/
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T. Rowe Price International Funds, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant's Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering March 1, 2004
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It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

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/X/On March 1, 2004, pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date), pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

March 1, 2004

Prospectus

T. Rowe Price

International Stock Fund

A stock fund seeking long-term capital growth through investments in non-U.S. companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	5

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	7
	Useful Information on Distributions and Taxes	10
	Transaction Procedures and Special Requirements	16
	Account Maintenance and Small Account Fees	19

3	More About the Fund
	Organization and Management	20
	Understanding Performance Information	22
	Investment Policies and Practices	22
	Financial Highlights	27

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	29
	Opening a New Account	30
	Purchasing Additional Shares	31
	Exchanging and Redeeming Shares	32
	Rights Reserved by the Funds	34
	Information About Your Services	35
	T. Rowe Price Brokerage	37
	Investment Information	38
	T. Rowe Price Privacy Policy	40
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T. Rowe Price International Funds, Inc.

T. Rowe Price International Stock Fund

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T. Rowe Price International, Inc. managed $22.9 billion in foreign stocks and bonds as of December 31, 2003, through its offices in Baltimore, London, Singapore, Hong Kong, Buenos Aires, and Paris.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

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About the Fund 1
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objective, strategy, risks, and expenses

What is the fund`s objective?

The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

What is the fund`s principal investment strategy?

The fund expects to invest substantially all of the fund`s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, we generally favor companies with one or more of the following characteristics:

leading market position;

attractive business niche;

strong franchise or monopoly;

technological leadership or proprietary advantages;

seasoned management;

earnings growth and cash flow sufficient to support growing dividends; and

healthy balance sheet with relatively low debt.

While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk  The economies and financial markets of certain regions—such as Latin America and Asia—can be interdependent and may all decline at the same time.

Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

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As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

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Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you want to diversify your domestic stock portfolio by adding foreign investments, seek the long-term capital appreciation potential of growth stocks, and are comfortable with the risks that accompany foreign investments, the fund could be an appropriate part of your overall investment strategy.
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The fund can be used in both regular and tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	5 years	10 years
International Stock Fund
Returns before taxes	31.28%	-1.34%	3.64%
Returns after taxes on distributions	30.62	-2.28	2.54
Returns after taxes on distributions and sale of fund shares	20.31	-1.43	2.68
MSCI EAFE Index	39.17	0.26	4.78
Lipper International Funds Average	34.74	1.28	4.65
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees or expenses will I pay?

The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.67%
Other expenses	0.28%
Total annual fund operating expenses	0.95%
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$97	$303	$525	$1,166
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other INFORMATION about the fund

What are some of the potential rewards of investing overseas through the fund?

Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

How does the portfolio manager try to reduce risk?

The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

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Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager`s analysis and outlook.
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The impact on the fund`s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.

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Is there other information I can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.

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Information About Accounts in T. Rowe Price Funds 2
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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.

Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

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The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.
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The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

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The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes a NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed
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on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.
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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2004—January 1, 2, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. In 2005—January 3 and 10; February 11; March 21; April 29; May 3, 4, and 5; July 18; September 19 and 23; October 10; November 3 and 23; December 23. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

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Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown, which reduces the proceeds from such redemption by the amounts indicated:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

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Redemption fees are paid to a fund to help offset costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.
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In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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The following chart provides details on dividend payments:
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Table 3  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon ET via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.

Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.
These stock funds only:BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement IncomeAll others	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

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If you invest in the fund through a taxable account, you will generally be subject to tax when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.You must report your total tax-free income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year.

Tax-Free and Municipal Funds (continued)
Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends, which will be exempt from federal income tax. The fund may not always qualify to pay tax-exempt dividends.The amount of such dividends will be reported to you on your calendar year-end statement.You must report your total tax-exempt income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.A small portion of your income dividend may also be exempt from state income taxes.If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term gains, distributions from certain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Real Estate Fund or the bond and money funds are expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond and money funds are expected to qualify for this deduction.
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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

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In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the average cost single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."
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To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

Taxes on fund distributions

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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realized a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides additional details on distributions for certain funds:
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Table 4  Taxes on Fund Distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

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Tax effect of buying shares before a capital gain or dividend distribution
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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

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Excessive Trading and Market Timing
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T. Rowe Price may bar excessive traders and market timers from purchasing shares.
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Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice.
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All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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All persons purchasing fund shares through an intermediary, including a broker, bank, investment adviser, recordkeeper, or other third party, and who hold the shares for less than 60 calendar days, are considered to have violated the policy.
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The following types of transactions are exempt from these policies: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot monitor trading activity by individual shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive trading or short-term market timing. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the fund`s policies have been violated, and to what degree.
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T. Rowe Price may modify the 120-day and 60-day policies set forth above (for example, where a retirement plan with multiple investment options imposes a uniform restriction on trading in the plan for all investment options that differs from the T. Rowe Price fund`s policies). These modifications would only be authorized if they provide substantially equivalent protection to the fund as the fund`s regular policies.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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More About the Fund 3
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Organization and Management

How is the fund organized?

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T. Rowe Price International Funds, Inc. (the "corporation"), was incorporated in Maryland in 1979. Currently the corporation consists of 12 series, each representing a separate pool of assets with different objectives and investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price International.
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International — specifically by the fund`s portfolio managers.

Investment Manager

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T. Rowe Price International is responsible for the selection and management of fund portfolio investments. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202.
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Portfolio Management

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The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund`s investment program. The members of the advisory group are: Mark C.J. Bickford-Smith, James B.M. Seddon, and David J.L. Warren.
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Mark Bickford-Smith joined T. Rowe Price International in 1995 and has 19 years of experience in research and financial analysis. James Seddon joined T. Rowe Price International in 1987 and has 17 years of experience in portfolio management. David Warren joined T. Rowe Price International in 1983 and has 24 years of experience in equity research, fixed-income research, and portfolio management.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds
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(except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all .the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $106 bil.lion at October 31, 2003, the group fee was 0.32%.. The individual fund fee is 0.35%.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described below.
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Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Fixed-Income Securities

From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Foreign Currency Transactions

The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

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The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund`s portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund`s investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.
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There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to
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certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Tax Consequences of Hedging

Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Financial Highlights

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Table 5, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent auditors, PricewaterhouseCoopers LLP.
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Table 5  Financial Highlights
	Year ended October 31
	1999	2000	2001	2002	2003

Net asset value,beginning of period	$14.39	$16.70	$16.11	$10.65	$8.87
Income From Investment Operations
Net investment income	0.17	0.10	0.29	0.11	0.14
Net gains or losses on securities (both realized and unrealized)	2.71	0.35	(4.48)	(1.56)	1.76
Total from investment operations	2.88	0.45	(4.19)	(1.45)	1.90
Less Distributions
Dividends (from net investment income)	(0.22)	(0.13)	(0.09)	(0.30)	(0.11)
Distributions (fromcapital gains)	(0.35)	(0.91)	(1.18)	(0.03)	—
Returns of capital	—	—	—	—	—
Total distributions	(0.57)	(1.04)	(1.27)	(0.33)	(0.11)
Net asset value,end of period	$16.70	$16.11	$10.65	$8.87	$10.66
Total return	20.67%	2.28%	(28.17)%	(14.19)%	21.69%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$10,615	$10,458	$6,370	$4,773	$4,874
Ratio of expenses to average net assets	0.85%	0.84%	0.90%	0.92%	0.95%
Ratio of net income to average net assets	1.05%	0.55%	2.14%	0.96%	1.39%
Portfolio turnover rate	17.6%	38.2%	17.4%	21.6%	25.2%
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Investing With T. Rowe Price 4
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Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, you must supply the name, date of birth, Social Security or employer identification number, and residential or business street address for each owner on the account.
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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.
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By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

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Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.
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Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.

Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

Web Address
troweprice.com

Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.

Investor Information

A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.

Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

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Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, and Retirement Planning Kit.
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T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

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You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.
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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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F37-040 3/1/04
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-2958

March 1, 2004

Prospectus

T. Rowe Price

International Stock Fund—Advisor Class

A stock fund seeking long-term capital growth through investments in non-U.S. companies. This class of shares is sold only through financial intermediaries.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	5

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	7
	Useful Information on Distributionsand Taxes	8
	Transaction Procedures and Special Requirements	12
	Distribution, Shareholder Servicing, and Recordkeeping Fees	14

3	More About the Fund
	Organization and Management	15
	Understanding Performance Information	17
	Investment Policies and Practices	17
	Financial Highlights	22

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	24
	Purchasing Additional Shares	25
	Exchanging and Redeeming Shares	25
	Rights Reserved by the Funds	25
	T. Rowe Price Privacy Policy	27

T. Rowe Price International Funds, Inc.

T. Rowe Price International Stock Fund—Advisor Class

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T. Rowe Price International, Inc. managed $22.9 billion in foreign stocks and bonds as of December 31, 2003, through its offices in Baltimore, London, Singapore, Hong Kong, Buenos Aires, and Paris.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

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About the Fund 1

objective, strategy, risks, and expenses

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A word about the fund`s name and structure. Each  Advisor Class is a share class of its respective T. Rowe Price fund. The Advisor Class is not a separate mutual fund. The shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.
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What is the fund`s objective?

The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

What is the fund`s principal investment strategy?

The fund expects to invest substantially all of the fund`s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, we generally favor companies with one or more of the following characteristics:

leading market position;

attractive business niche;

strong franchise or monopoly;

technological leadership or proprietary advantages;

seasoned management;

earnings growth and cash flow sufficient to support growing dividends; and

healthy balance sheet with relatively low debt.

While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

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Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:
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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk  The economies and financial markets of certain regions—such as Latin America and Asia—can be interdependent and may all decline at the same time.

Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

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Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, and want to diversify your domestic stock portfolio by adding foreign investments, seek the long-term capital appreciation potential of growth stocks, and if you are comfortable with the risks that accompany foreign investments, the fund could be an appropriate part of your overall investment strategy.
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The fund can be used in both regular and tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (3/31/00)
International Stock Fund—Advisor Class
Returns before taxes	31.12%	-9.42%
Returns after taxes on distributions	30.50	-10.29
Returns after taxes on distributions and sale of fund shares	20.21	-8.15
MSCI EAFE Index	39.17	-5.90
Lipper International Funds Average	34.74	-7.50
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees or expenses will I pay?

Table 2  Fees and Expenses of the Advisor Class*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.11%a
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

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aEffective November 1, 2003, T. Rowe Price International contractually obligated itself to bear any expenses and/or waive its fees through February 28, 2006, that would cause the class`s ratio of expenses to average net assets to exceed 1.15%. Expenses paid or assumed or fees waived under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class`s expense ratio is below 1.15%; however, no reimbursement will be made after February 29, 2008, or if it would result in the expense ratio exceeding 1.15%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$113	$353	$612	$1,352
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other INFORMATION about the fund

What are some of the potential rewards of investing overseas through the fund?

Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

How does the portfolio manager try to reduce risk?

The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

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Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager`s analysis and outlook.
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The impact on the fund`s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.

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Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

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Information About Accounts in T. Rowe Price Funds 2
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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all Advisor Class accounts.

Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

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The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.
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
The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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
The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.
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How your purchase, sale, or exchange price is determined

Advisor Class shares are intended for purchase, and may be held only, through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

Note: The time at which transactions and shares are priced and the time until which orders are accepted or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.
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
How proceeds are received
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Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.
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Useful Information on Distributions and Taxes
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All net investment income and realized capital gains are distributed to shareholders.
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Dividends and Other Distributions
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Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.
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No interest will accrue on amounts represented by uncashed distribution or redemption checks.
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The following chart provides details on dividend payments:
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Table 3  Dividend Payment Schedule
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.
Equity Income Fund — Advisor Class	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement Income Fund — Advisor ClassAll others	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

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Capital gains payments
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A capital gain or loss is the difference between the purchase and sale price of a security.
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If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.
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Tax Information
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You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.
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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you will generally be subject to tax when:
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You sell fund shares, including an exchange from one fund to another.
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The fund makes a distribution to your account.
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For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term gains, distributions from cer
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tain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond fund Advisor Classes are expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond fund Advisor Classes are expected to qualify for this deduction.
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Note: Regular monthly dividends you receive from the Tax-Free Income Fund—Advisor Class are expected to be exempt from federal income taxes. Exemption is not guaranteed since the fund has the right under certain conditions to invest in nonexempt securities. You must report your total tax-exempt income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that are subject to tax.
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If the Tax-Free Income Fund invests in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT computation. The portion of this fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.
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Taxes on fund redemptions
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When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.
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Taxes on fund distributions
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of Tax-Free Income Fund—Advisor Class shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid. Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses. To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.
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Retirement Funds
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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging
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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.
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Tax effect of buying shares before a capital gain or dividend distribution
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If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Purchase Conditions for Intermediaries
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Nonpayment
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If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
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U.S. dollars
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All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
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Sale (Redemption) Conditions
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Holds on immediate redemptions: 10-day hold
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If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)
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Redemptions over $250,000
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Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.
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Excessive Trading and Market Timing
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T. Rowe Price may bar excessive traders and market timers from purchasing shares.
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Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice.
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All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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All persons purchasing fund shares through an intermediary, including a broker, bank, investment adviser, recordkeeper, or other third party, and who hold the shares for less than 60 calendar days, are considered to have violated the policy.
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You can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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Systematic purchases and redemptions are exempt from these policies.
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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot monitor trading activity by individual shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive trading or short-term market timing. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the fund`s policies have been violated, and to what degree.

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T. Rowe Price may modify the 120-day and 60-day policies set forth above (for example, where a retirement plan with multiple investment options imposes a uniform restriction on trading in the plan for all investment options that differs from the T. Rowe Price fund`s policies). These modifications would only be authorized if they provide substantially equivalent protection to the fund as the fund`s regular policies.
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Signature Guarantees
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An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.
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You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.
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distribution, shareholder servicing, and recordkeeping fees
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The Advisor Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.
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
More About the Fund 3
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Organization and Management

How is the fund organized?

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T. Rowe Price International Funds, Inc., (the "corporation") was incorporated in Maryland in 1979. Currently, the corporation consists of 12 series, each representing a separate pool of assets with different objectives and investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives. In 2000, the International Stock Fund issued a separate class of shares known as the Advisor Class.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

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Receive a proportional interest in income and capital gain distributions of the class. The income dividends for Advisor Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.
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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the corporation`s officers. The majority of Board members are independent of T. Rowe Price International.
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International — specifically by the fund`s portfolio managers.

Investment Manager

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T. Rowe Price International is responsible for the selection and management of fund portfolio investments. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202.
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Portfolio Management

The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund`s investment program. The members of the advisory group are: Mark C.J. Bickford-Smith, James B.M. Seddon, and David J.L. Warren.

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Mark Bickford-Smith joined T. Rowe Price International in 1995 and has 19 years of experience in research and financial analysis. James Seddon joined T. Rowe Price International in 1987 and has 17 years of experience in portfolio management. David Warren joined T. Rowe Price International in 1983 and has 24 years of experience in equity research, fixed-income research, and portfolio management.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all .the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $106 bil.lion at October 31, 2003, the group fee was 0.32%.. The individual fund fee is 0.35%.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance.

Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least
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80% of net assets in common stocks. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described below.
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Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Fixed-Income Securities

From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Foreign Currency Transactions

The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund`s investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Tax Consequences of Hedging

Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Financial Highlights

Table 4, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the class (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent auditors, PricewaterhouseCoopers LLP.
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Table 4  Financial Highlights
	3/31/00* through 10/31/00	Year ended October 31
		2001	2002	2003

Net asset value,beginning of period	$19.12	$16.12	$10.66	$8.86
Income From Investment Operations
Net investment income	0.02	0.29	0.10	0.12
Net gains or losses on securities (both realized and unrealized)	(3.02)	(4.46)	(1.57)	1.76
Total from investment operations	(3.00)	(4.17)	(1.47)	1.88
Less Distributions
Dividends (from net investment income)	—	(0.11)	(0.30)	(0.11)
Distributions (fromcapital gains)	—	(1.18)	(0.03)	—
Returns of capital	—	—	—	—
Total distributions	—	(1.29)	(0.33)	(0.11)
Redemption fees addedto paid in capital	—	—	—	—
Net asset value,end of period	$16.12	$10.66	$8.86	$10.63
Total return	(15.69)%	(28.06)%	(14.37)%	21.49%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$1,500	$6,938	$10,207	$18,309
Ratio of expenses to average net assets	0.83%a	1.05%	1.15%	1.11%
Ratio of net income to average net assets	0.63%a	2.26%	0.82%	1.28%
Portfolio turnover rate	38.2%	17.4%	21.6%	25.2%
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*Inception date.

aAnnualized.

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Investing With T. Rowe Price 4
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Account Requirements and Transaction Information

Tax Identification
Number

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The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.
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Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.
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via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.

Exchanging and redeeming ShareS

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

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You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.
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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.
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This Privacy Policy applies to the following T. Rowe Price family of companies:
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T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.
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1940 Act File No. 811-2958

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E237-040 3/1/04
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

March 1, 2004

Prospectus

T. Rowe Price

International Stock Fund—R Class

A stock fund seeking long-term capital growth through investments in non-U.S. companies. This class of shares is sold only through financial intermediaries.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	5

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	7
	Useful Information on Distributionsand Taxes	8
	Transaction Procedures and Special Requirements	11
	Distribution, Shareholder Servicing, and Recordkeeping Fees	13

3	More About the Fund
	Organization and Management	14
	Understanding Performance Information	16
	Investment Policies and Practices	16
	Financial Highlights	21

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	23
	Purchasing Additional Shares	24
	Exchanging and Redeeming Shares	24
	Rights Reserved by the Funds	24
	T. Rowe Price Privacy Policy	26
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T. Rowe Price International Funds, Inc.

T. Rowe Price International Stock Fund—R Class

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T. Rowe Price International, Inc. managed $22.9 billion in foreign stocks and bonds as of December 31, 2003, through its offices in Baltimore, London, Singapore, Hong Kong, Buenos Aires, and Paris.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

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About the Fund 1
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objective, strategy, risks, and expenses

A word about the fund`s name and structure. Each  R Class is a share class of its respective T. Rowe Price fund. The R Class is not a separate mutual fund. The shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

What is the fund`s objective?

The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

What is the fund`s principal investment strategy?

The fund expects to invest substantially all of the fund`s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

T.Rowe Price International, Inc. ("T. Rowe PRice International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, we generally favor companies with one or more of the following characteristics:

leading market position;

attractive business niche;

strong franchise or monopoly;

technological leadership or proprietary advantages;

seasoned management;

earnings growth and cash flow sufficient to support growing dividends; and

healthy balance sheet with relatively low debt.

While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.

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The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
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What are the main risks of investing in the fund?

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Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:
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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk  The economies and financial markets of certain regions—such as Latin America and Asia—can be interdependent and may all decline at the same time.

Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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The fund`s share price may decline, so when you sell your shares, you may lose money.
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How can I tell if the fund is appropriate for me?

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Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, want to diversify your domestic stock portfolio by adding foreign investments, seek the long-term capital appreciation potential of growth stocks, and are comfortable with the risks that accompany foreign investments, the fund could be an appropriate part of your overall investment strategy.
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The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (9/30/02)
International Stock Fund—R Class
Returns before taxes	30.71%	32.18%
Returns after taxes on distributions	30.09	31.32
Returns after taxes on distributions and sale of fund shares	19.94	26.99
MSCI EAFE Index	39.17	36.94
Lipper International Funds Average	34.74	32.64

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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees or expenses will I pay?

Table 2  Fees and Expenses of the R Class*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.67%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.76%
Total annual fund operating expenses	1.93%
Fee waiver/reimbursement	0.53%a
Net expenses	1.40%a
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

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aEffective March 1, 2004, T. Rowe Price International contractually obligated itself to bear any expenses and/or waive its fees through February 28, 2006, that would cause the class`s ratio of expenses to average net assets to exceed 1.40%. Expenses paid or assumed or fees waived under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class`s expense ratio is below 1.40%; however, no reimbursement will be made after February 28, 2008, or if it would result in the expense ratio exceeding 1.40%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$143	$481	$922	$2,149
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other INFORMATION about the fund

What are some of the potential rewards of investing overseas through the fund?

Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

How does the portfolio manager try to reduce risk?

The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

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Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager`s analysis and outlook.
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The impact on the fund`s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.

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Is there other information I can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

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Information About Accounts in T. Rowe Price Funds 2
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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all R Class accounts.

Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

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The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.
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The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.
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How your purchase, sale, or exchange price is determined

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R Class shares are intended for purchase and may be held only through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.
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The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.
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Note: The time at which transactions and shares are priced and the time until which orders are accepted or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.
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How proceeds are received

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Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.
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Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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The following chart provides details on dividend payments:
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Table 3  Dividend Payment Schedule
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.
Equity Income Fund — R Class	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement Income Fund — R ClassAll others	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

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Capital gains payments

A capital gain or loss is the difference between the purchase and sale price of a security.

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

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If you invest in the fund through a taxable account, you will generally be subject to tax when:
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You sell fund shares, including an exchange from one fund to another.

The fund makes a distribution to your account.

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For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term gains, distributions from certain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond fund R Classes are expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond fund R Classes are expected to qualify for this deduction.
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Taxes on fund redemptions

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When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.
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Taxes on fund distributions

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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

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Retirement Funds
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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain or dividend distribution

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If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements

Purchase Conditions for Intermediaries

Nonpayment

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If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
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U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

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Excessive Trading and Market Timing
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T. Rowe Price may bar excessive traders and market timers from purchasing shares.
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Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice.
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All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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All persons purchasing fund shares through an intermediary, including a broker, bank, investment adviser, recordkeeper, or other third party, and who hold the shares for less than 60 calendar days, are considered to have violated the policy.
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Systematic purchases and redemptions are exempt from these policies.
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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot monitor trading activity by individual shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive trading or short-term market timing. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the fund`s policies have been violated, and to what degree.
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T. Rowe Price may modify the 120-day and 60-day policies set forth above (for example, where a retirement plan with multiple investment options imposes a uniform restriction on trading in the plan for all investment options that differs from the T. Rowe Price fund`s policies). These modifications would only be authorized if they provide substantially equivalent protection to the fund as the fund`s regular policies.
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Signature Guarantees

An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Distribution, Shareholder Servicing, and Recordkeeping Fees
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The R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing
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basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.
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More About the Fund 3
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Organization and Management

How is the fund organized?

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T. Rowe Price International Funds, Inc., (the "corporation") was incorporated in Maryland in 1979. Currently, the corporation consists of 12 series, each representing a separate pool of assets with different objectives and investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives. In 2002, the International Stock Fund issued a separate class of shares known as the R Class.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

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Receive a proportional interest in income and capital gain distributions of the class. The income dividends for R Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.
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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price International.
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International — specifically by the fund`s portfolio managers.

Investment Manager

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T. Rowe Price International is responsible for the selection and management of fund portfolio investments. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202.
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Portfolio Management

The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund`s investment program. The members of the advisory group are: Mark C.J. Bickford-Smith, James B.M. Seddon, and David J.L. Warren.

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Mark Bickford-Smith joined T. Rowe Price International in 1995 and has 19 years of experience in research and financial analysis. James Seddon joined T. Rowe Price International in 1987 and has 17 years of experience in portfolio management. David Warren joined T. Rowe Price International in 1983 and has 24 years of experience in equity research, fixed-income research, and portfolio management.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all .the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $106 bil.lion at October 31, 2003, the group fee was 0.32%.. The individual fund fee is 0.35%.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance.

Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least
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80% of net assets in common stocks. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described below.
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Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Fixed-Income Securities

From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Foreign Currency Transactions

The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund`s investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indicies, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Tax Consequences of Hedging

Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Financial Highlights

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Table 4, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the class (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent auditors, PricewaterhouseCoopers LLP.
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Table 4  Financial Highlights
	9/30/02* through 10/31/02	Year ended October 31
		2003

Net asset value,beginning of period	$8.29	$8.88
Income From Investment Operations
Net investment income	—	0.13b
Net gains or losses on securities (both realized and unrealized)	0.59	1.72
Total from investment operations	0.59	1.85
Less Distributions
Dividends (from net investment income)	—	(0.11)
Distributions (fromcapital gains)	—	—
Returns of capital	—	—
Total distributions	—	—
Redemption fees addedto paid in capital	—	—
Net asset value,end of period	$8.88	$10.62
Total return	7.12%	21.10%b
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$107	$216
Ratio of expenses to average net assets	1.22%a	1.40%b
Ratio of net income to average net assets	(0.21)%a	0.82%b
Portfolio turnover rate	21.6%	25.2%
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*Inception date.

aAnnualized.

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bExcludes expenses in excess of a 1.40% contractual expense limitation in effect through 2/28/04.
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Investing With T. Rowe Price 4
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Account Requirements and Transaction Information

Tax Identification
Number

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The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.
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Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.
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via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.

Exchanging and redeeming ShareS

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

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You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.
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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.
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This Privacy Policy applies to the following T. Rowe Price family of companies:
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T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.
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1940 Act File No. 811-2958

E437-040 3/1/04

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

March 1, 2004

Prospectus

T. Rowe Price

International Growth & Income Fundxd1 Advisor Class

A stock fund seeking long-term capital growth and a reasonable level of income through investments in non-U.S. companies. This class of shares is sold only through financial intermediaries.The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	5

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	7
	Useful Information on Distributionsand Taxes	8
	Transaction Procedures and Special Requirements	12
	Distribution, Shareholder Servicing, and Recordkeeping Fees	14

3	More About the Fund
	Organization and Management	15
	Understanding Performance Information	17
	Investment Policies and Practices	18
	Financial Highlights	22

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	24
	Purchasing Additional Shares	25
	Exchanging and Redeeming Shares	25
	Rights Reserved by the Funds	25
	T. Rowe Price Privacy Policy	27

T. Rowe Price International Funds, Inc.

T. Rowe Price International Growth & Income Fundxd1 Advisor Class

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T. Rowe Price International, Inc. managed $22.9 billion in foreign stocks and bonds as of QTRENDDATE, through its offices in Baltimore, London, Singapore, Hong Kong, Buenos Aires, and Paris.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

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About the Fund 1
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objective, strategy, risks, and expenses

A word about the fund`s name and structure. Each  ADVISOR/R Class is a share class of its respective T.x11 Rowe Price fund. The ADVISOR/R Class is not a separate mutual fund. ADVISOR LANG/R CLASS LANG.

What is the fund`s objective?

The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

What is the fund`s principal investment strategy?

We expect to invest substantially all of the fund`s assets outside the U.S. and to diversify broadly, primarily among the world`s developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of dividend-paying, large, well-established companies that have favorable prospects for capital appreciation, as determined by T. Rowe Price International. Investments in emerging markets will be modest and limited to more mature developing countries.

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In selecting common stocks, we combine proprietary quantitative analysis with bottom-up fundamental research and a regional, country, and sector outlook. Our investing style reflects both growth and value considerations, although in general we place less emphasis on above-average earnings growth and more on "value" characteristics such as above-average dividend yields or below-average price/earnings or price/book value ratios. Valuation factors often influence our allocations among large-, mid-, or small-cap shares. Country and sector allocations are driven by stock selection as well as views on overall prospects.
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While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.

THE/EACH fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk  The economies and financial markets of CERTAIN/VARIOUS regions--SUCH AS LATIN AMERICA AND ASIA--can be interdependent and may all decline at the same time.

Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in A/THE fund may prove incorrect, resulting in losses or poor performance, even in rising markets.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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THE/EACH fund`s share price may decline, so when SHARE PRICE LANG. FDIC LANGUAGE
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How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, are comfortable with the special risks that accompany international investing, seek long-term capital appreciation, and can accept the risks associated with common stocks, including both growth and value stocks, the fund could be an appropriate part of your overall investment strategy.

THE/EACH fund can be used in both regular and tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar CHART/CHARTS showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how the fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 1  Average Annual Total Returns
Periods ended AVGANNDATE
	1 year	Since inception (SINCEINCDATE)
International Growth & Income Fundxd0 Advisor Class
Returns before taxes	AVERAGE1%	AVGANLSINC%
Returns after taxes on distributions	PRETAX1	PRETAXSINC
Returns after taxes on distributions and sale of fund shares	POSTTAX1	POSTTAXSINC
BROADMEASURE	BROAD1	BMAVGANLSINC
PEERGROUP	PEER1	PEERSINCEINC

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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees or expenses will I pay?

Table FEETABLE#  Fees and Expenses of the ADVISOR/R Class*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.67%
Distribution and service (12b-1) fees	DISTRIBFEE%
Other expenses	0.80%
Total annual fund operating expenses	1.72%
Fee waiver/reimbursement	0.57%FN1
Net expenses	1.15%FN1
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. FEES AND EXPENSES FOOTNOTE

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aEffective March 1, 2004, T. Rowe Price International contractually obligated itself to bear any expenses and/or waive its fees through February 28, 2006, that would cause the class`s ratio of expenses to average net assets to exceed 1.15%. Expenses paid or assumed or fees waived under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class`s expense ratio is below 1.15%; however, no reimbursement will be made after February 29, 2008, or if it would result in the expense ratio exceeding 1.15%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same,EXPENSE LIMIT you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$HYPEXP1	$HYPEXP3	$HYPEXP5	$HYPEXP10
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other INFORMATION about the fund

What are some of the potential rewards of investing overseas through the fund?

Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

How does the portfolio manager try to reduce risk?

The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager`s analysis and outlook.

The impact on the fund`s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.

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Is there other information I/WE can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

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Information About Accounts in T. Rowe Price Funds 2
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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all Advisor Class accounts.
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Pricing Shares and Receiving Sale Proceeds
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How and when shares are priced
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The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.
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The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.
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How your purchase, sale, or exchange price is determined
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Advisor Class shares are intended for purchase, and may be held only, through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.
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The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.
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Note: The time at which transactions and shares are priced and the time until which orders are accepted or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.
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How proceeds are received
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Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.
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Useful Information on Distributions and Taxes
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All net investment income and realized capital gains are distributed to shareholders.
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Dividends and Other Distributions
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Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.
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No interest will accrue on amounts represented by uncashed distribution or redemption checks.
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The following chart provides details on dividend payments:
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Table DIVIDENDTABLE#  Dividend Payment Schedule (Continued)
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.
Equity Income Fund — Advisor Class	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement Income Fund — Advisor ClassAll others	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

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Capital gains payments
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A capital gain or loss is the difference between the purchase and sale price of a security.
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If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.
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Tax Information
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You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.
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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you will generally be subject to tax when:
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You sell fund shares, including an exchange from one fund to another.
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The fund makes a distribution to your account.
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For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term gains, distributions from certain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond fund Advisor Classes are expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond fund Advisor Classes are expected to qualify for this deduction.
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Note: Regular monthly dividends you receive from the Tax-Free Income Fund—Advisor Class are expected to be exempt from federal income taxes. Exemption is not guaranteed since the fund has the right under certain conditions to invest in nonexempt securities. You must report your total tax-exempt income on IRS Form 1040.
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The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that are subject to tax.
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If the Tax-Free Income Fund invests in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT computation. The portion of this fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.
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Taxes on fund redemptions
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When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.
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Taxes on fund distributions
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of Tax-Free Income Fund—Advisor Class shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid. Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses. To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.
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Retirement Funds
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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging
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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.
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Tax effect of buying shares before a capital gain or dividend distribution
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If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Purchase Conditions for Intermediaries
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Nonpayment
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If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
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U.S. dollars
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All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
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Sale (Redemption) Conditions
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Holds on immediate redemptions: 10-day hold
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If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)
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Redemptions over $250,000
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Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.
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Excessive Trading and Market Timing
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T. Rowe Price may bar excessive traders and market timers from purchasing shares.
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Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice.
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All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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All persons purchasing fund shares through an intermediary, including a broker, bank, investment adviser, recordkeeper, or other third party, and who hold the shares for less than 60 calendar days, are considered to have violated the policy.
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You can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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Systematic purchases and redemptions are exempt from these policies.
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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot monitor trading activity by individual shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive trading or short-term market timing. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the fund`s policies have been violated, and to what degree.
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T. Rowe Price may modify the 120-day and 60-day policies set forth above (for example, where a retirement plan with multiple investment options imposes a uniform restriction on trading in the plan for all investment options that differs from the T. Rowe Price fund`s policies). These modifications would only be authorized if they provide substantially equivalent protection to the fund as the fund`s regular policies.
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Signature Guarantees
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An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.
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You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.
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distribution, shareholder servicing, and recordkeeping fees
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The Advisor Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.
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More About the Fund 3
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Organization and Management

How is the fund organized?

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T. Rowe Price International Funds, Inc., (the "corporation") was incorporated in Maryland in 1979. Currently, the corporation consists of 12 series, each representing a separate pool of assets with different objectives and investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives. CLASS ORGANIZED
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

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Receive a proportional interest in income and capital gain distributions of the class. The income dividends for ADVISOR/R Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.
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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. VOTING RIGHTS
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the corporation`s officers. The majority of Board members are independent of T. Rowe Price International.
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All decisions regarding the purchase and sale of fund investments are made by GENERAL OVERSIGHT LANG .
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Investment Manager

T. Rowe Price International is responsible for the selection and management of fund portfolio investments. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Portfolio Management

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The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund`s investment program. The members of the advisory group are: Raymond A. Mills, Ph.D., James B.M. Seddon, Robert W. Smith, David J.L. Warren, and Richard T. Whitney.
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Raymond Mills joined T. Rowe Price International in 2000, has been with T. Rowe Price since 1997, and has been managing investments since 1998. James Seddon joined T. Rowe Price International in 1987 and has 16 years of experience in portfolio management. Robert Smith joined T. Rowe Price International in 1996, has been with T. Rowe Price since 1992, and has 15 years of experience in financial analysis. David Warren joined T. Rowe Price International in 1983 and has 24 years of experience in equity research, fixed-income research, and portfolio management. Richard Whitney joined T. Rowe Price International in 1998, has been with T. Rowe Price since 1985, and has 18 years of experience in equity research and portfolio management.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (on the next page) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

*Represents a blended group fee rate containing various breakpoints.

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THE/EACH fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets .of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $106 .billion at TRPA_Q, the group fee was 0.32%.. The individual fund fee is IND_FUNDFEEPCT%.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance. PERFORMANCE TERM

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. 80% POLICY80% POLICY CONT'D Fund investment restrictions and policies apply at the time of investment. RULE2A7 later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of security or instrument TYPES OF PORTFOLIO LANG whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  THE/EACH fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the funds`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities AND WARRANTS

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Fixed-Income Securities

From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

Hybrid Instruments (BOND FUND/BOND FUNDS)

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets(EQUITY ASSETS FOR TAX-EFFICIENT BALANCED FUND).

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to ILLIQSEC%% of net assets.

Types of Investment Management Practices

Reserve Position (BOND FUND/BOND FUNDS)

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market fundsRESERVE LANG (INST). Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility. RESERVE TEF LANG
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Foreign Currency Transactions

The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when A/THE fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, A/THE fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund`s investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Futures and Options (BOND FUND/BOND FUNDS)

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities pricesAND BOND PRICES/, BOND PRICES, AND FOREIGN CURRENCIES; as an efficient means of increasing or decreasing fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. CALL OR PUT OPTIONS
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Tax Consequences of Hedging

Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover (BOND FUND/BOND FUNDS)

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. PORTFOLIO TURNOVER
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Financial Highlights

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Table FINHIGHTABLE#, which provides information about EACH FUND'S/THE CLASS'S/THE FUND'S financial history, is based on a single share outstanding throughout the FINANCIAL HIGHLIGHTS LANG table is part of the class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the class (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent auditors, PricewaterhouseCoopers LLP.
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Table FINHIGHTABLE#  Financial Highlights
	9/30/02* through 10/31/02	Year ended October 31
		2003

Net asset value,beginning of period	$7.10	$7.34
Income From Investment Operations
Net investment income	—	0.09a
Net gains or losses on securities (both realized and unrealized)	0.24	2.07
Total from investment operations	0.24	2.16
Less Distributions
Dividends (from net investment income)	—	(0.08)
Distributions (fromcapital gains)	—	(0.01)
Returns of capital	—	—
Total distributions	—	(0.09)
Redemption fees addedto paid in capital	—	—
Net asset value,end of period	$7.34	$9.41
Total return	3.38%a	29.80%a
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$103	$3,513
Ratio of expenses to average net assets	1.15%ab	1.15%a
Ratio of net income to average net assets	0.06%ab	0.71%a
Portfolio turnover rate	24.6%	53.2%
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*Inception date.

aExcludes expenses in excess of a 1.15% contractual expense limitation in effect through 2/28/04.

bAnnualized.

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Investing With T. Rowe Price 4
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Account Requirements and Transaction Information

Tax Identification
Number

The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.
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Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.
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via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.

Exchanging and redeeming ShareS

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

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You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.
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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.
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This Privacy Policy applies to the following T. Rowe Price family of companies:
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T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.
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1940 Act File No. 40ACTNO

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E227-040 3/1/04
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

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March 1, 2004

Prospectus

T. Rowe Price

International Growth & Income Fund—R Class

A stock fund seeking long-term capital growth and a reasonable level of income through investments in non-U.S. companies. This class of shares is sold only through financial intermediaries.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	5

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	7
	Useful Information on Distributionsand Taxes	8
	Transaction Procedures and Special Requirements	11
	Distribution, Shareholder Servicing, and Recordkeeping Fees	13

3	More About the Fund
	Organization and Management	14
	Understanding Performance Information	16
	Investment Policies and Practices	17
	Financial Highlights	21

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	23
	Purchasing Additional Shares	24
	Exchanging and Redeeming Shares	24
	Rights Reserved by the Funds	24
	T. Rowe Price Privacy Policy	26

T. Rowe Price International Funds, Inc.

T. Rowe Price International Growth & Income Fund—R Class

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T. Rowe Price International, Inc. managed $22.9 billion in foreign stocks and bonds as of December 31, 2003, through its offices in Baltimore, London, Singapore, Hong Kong, Buenos Aires, and Paris.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

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About the Fund 1
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objective, strategy, risks, and expenses

A word about the fund`s name and structure. Each  R Class is a share class of its respective T. Rowe Price fund. The R Class is not a separate mutual fund. The shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

What is the fund`s objective?

The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

What is the fund`s principal investment strategy?

We expect to invest substantially all of the fund`s assets outside the U.S. and to diversify broadly, primarily among the world`s developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of dividend-paying, large, well-established companies that have favorable prospects for capital appreciation, as determined by T. Rowe Price International. Investments in emerging markets will be modest and limited to more mature developing countries.

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In selecting common stocks, we combine proprietary quantitative analysis with bottom-up fundamental research and a regional, country, and sector outlook. Our investing style reflects both growth and value considerations, although in general we place less emphasis on above-average earnings growth and more on "value" characteristics such as above-average dividend yields or below-average price/earnings or price/book value ratios. Valuation factors often influence our allocations among large-, mid-, or small-cap shares. Country and sector allocations are driven by stock selection as well as views on overall prospects.
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While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk  The economies and financial markets of certain regions—such as Latin America and Asia—can be interdependent and may all decline at the same time.

Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

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As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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The fund`s share price may decline, so when you sell your shares, you may lose money.
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How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, are comfortable with the special risks that accompany international investing, seek long-term capital appreciation, and can accept the risks associated with common stocks, including both growth and value stocks, the fund could be an appropriate part of your overall investment strategy.

The fund can be used in both regular and tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how the fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (9/30/02)
International Growth & Income Fund—R Class
Returns before taxes	39.40%	35.98%
Returns after taxes on distributions	39.20	35.49
Returns after taxes on distributions and sale of fund shares	25.60	30.47
MSCI EAFE Index	39.17	36.94
Lipper International Funds Average	34.74	32.64

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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees or expenses will I pay?

Table 2  Fees and Expenses of the R Class*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.67%
Distribution and service (12b-1) fees	0.50%
Other expenses	1.40%
Total annual fund operating expenses	2.57%
Fee waiver/reimbursement	1.17%a
Net expenses	1.40%a
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

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aEffective March 1, 2004, T. Rowe Price International contractually obligated itself to bear any expenses and/or waive its fees through February 28, 2006, that would cause the class`s ratio of expenses to average net assets to exceed 1.40%. Expenses paid or assumed or fees waived under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class`s expense ratio is below 1.40%; however, no reimbursement will be made after February 29, 2008, or if it would result in the expense ratio exceeding 1.40%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price International may be reimbursed.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$143	$527	$1,109	$2,689
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other INFORMATION about the fund

What are some of the potential rewards of investing overseas through the fund?

Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

How does the portfolio manager try to reduce risk?

The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager`s analysis and outlook.

The impact on the fund`s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.

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Is there other information I can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

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Information About Accounts in T. Rowe Price Funds 2
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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all R Class accounts.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

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The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.
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The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.
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How your purchase, sale, or exchange price is determined

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R Class shares are intended for purchase and may be held only through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.
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The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.
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Note: The time at which transactions and shares are priced and the time until which orders are accepted or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How proceeds are received

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Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.
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Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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The following chart provides details on dividend payments:
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Table 3  Dividend Payment Schedule
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.
Equity Income Fund — R Class	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement Income Fund — R ClassAll others	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

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Capital gains payments

A capital gain or loss is the difference between the purchase and sale price of a security.

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

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If you invest in the fund through a taxable account, you will generally be subject to tax when:
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You sell fund shares, including an exchange from one fund to another.

The fund makes a distribution to your account.

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For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term gains, distributions from certain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond fund R Classes are expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond fund R Classes are expected to qualify for this deduction.
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Taxes on fund redemptions

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When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.
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Taxes on fund distributions

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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

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Retirement Funds
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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain or dividend distribution

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If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements

Purchase Conditions for Intermediaries

Nonpayment

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If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
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U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

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Excessive Trading and Market Timing
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T. Rowe Price may bar excessive traders and market timers from purchasing shares.
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Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice.
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All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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All persons purchasing fund shares through an intermediary, including a broker, bank, investment adviser, recordkeeper, or other third party, and who hold the shares for less than 60 calendar days, are considered to have violated the policy.
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Systematic purchases and redemptions are exempt from these policies.
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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot monitor trading activity by individual shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive trading or short-term market timing. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the fund`s policies have been violated, and to what degree.
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T. Rowe Price may modify the 120-day and 60-day policies set forth above (for example, where a retirement plan with multiple investment options imposes a uniform restriction on trading in the plan for all investment options that differs from the T. Rowe Price fund`s policies). These modifications would only be authorized if they provide substantially equivalent protection to the fund as the fund`s regular policies.
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Signature Guarantees

An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Distribution, Shareholder Servicing, and Recordkeeping Fees
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The R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.
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More About the Fund 3
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Organization and Management

How is the fund organized?

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T. Rowe Price International Funds, Inc., (the "corporation") was incorporated in Maryland in 1979. Currently, the corporation consists of 12 series, each representing a separate pool of assets with different objectives and investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives. In 2002, the International Growth & Income Fund issued a separate class of shares known as the R Class.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

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Receive a proportional interest in income and capital gain distributions of the class. The income dividends for R Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.
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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price International.
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International—specifically by the fund`s portfolio managers .
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Investment Manager

T. Rowe Price International is responsible for the selection and management of fund portfolio investments. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Portfolio Management

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The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund`s investment program. The members of the advisory group are: Raymond A. Mills, Ph.D., James B.M. Seddon, Robert W. Smith, David J.L. Warren, and Richard T. Whitney.
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Raymond Mills joined T. Rowe Price International in 2000, has been with T. Rowe Price since 1997, and has been managing investments since 1998. James Seddon joined T. Rowe Price International in 1987 and has 16 years of experience in portfolio management. Robert Smith joined T. Rowe Price International in 1996, has been with T. Rowe Price since 1992, and has 15 years of experience in financial analysis. David Warren joined T. Rowe Price
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International in 1983 and has 24 years of experience in equity research, fixed-income research, and portfolio management. Richard Whitney joined T. Rowe Price International in 1998, has been with T. Rowe Price since 1985, and has 18 years of experience in equity research and portfolio management.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (on the next page) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

*Represents a blended group fee rate containing various breakpoints.

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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all .the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $106 bil.lion at December 31, 2003, the group fee was 0.32%.. The individual fund fee is 0.35%.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Fixed-Income Securities

From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Foreign Currency Transactions

The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

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The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund`s portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund`s investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.
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There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Tax Consequences of Hedging

Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Financial Highlights

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Table 4, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the class (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent auditors, PricewaterhouseCoopers LLP.
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Table 4  Financial Highlights
	9/30/02* through 10/31/02	Year ended October 31
		2003

Net asset value,beginning of period	$7.10	$7.34
Income From Investment Operations
Net investment income	—	0.09a
Net gains or losses on securities (both realized and unrealized)	0.24	2.04
Total from investment operations	0.24	2.13
Less Distributions
Dividends (from net investment income)	—	(0.08)
Distributions (fromcapital gains)	—	(0.01)
Returns of capital	—	—
Total distributions	—	(0.09)
Redemption fees addedto paid in capital	—	—
Net asset value,end of period	$7.34	$9.38
Total return	3.38%a	29.38%a
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$103	$910
Ratio of expenses to average net assets	1.40%ab	1.40%a
Ratio of net income to average net assets	(0.19)%ab	0.89%a
Portfolio turnover rate	24.6%	53.2%
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*Inception date.

aExcludes expenses in excess of a 1.40% contractual expense limitation in effect through 2/28/04.

bAnnualized.

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Investing With T. Rowe Price 4
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Account Requirements and Transaction Information

Tax Identification
Number

The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.
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Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.
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via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.

Exchanging and redeeming ShareS

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

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You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.
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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.
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This Privacy Policy applies to the following T. Rowe Price family of companies:
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T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.
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940 Act File No. 811-2958

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E427-040 3/1/04
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

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March 1, 2004

Prospectus

T. Rowe Price

International Funds—Equity
Portfolios

A choice of global, international, and
regional stock funds for investors
seeking long-term capital growth by
diversifying beyond U.S. borders.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	16

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	18
	Useful Information on Distributions and Taxes	21
	Transaction Procedures and Special Requirements	27
	Account Maintenance and Small Account Fees	30

3	More About the Funds
	Organization and Management	31
	Understanding Performance Information	34
	Investment Policies and Practices	35
	Financial Highlights	40

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	51
	Opening a New Account	52
	Purchasing Additional Shares	53
	Exchanging and Redeeming Shares	54
	Rights Reserved by the Funds	56
	Information About Your Services	57
	T. Rowe Price Brokerage	59
	Investment Information	60
	T. Rowe Price Privacy Policy	62
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T. Rowe Price International Funds, Inc.

T. Rowe Price Emerging Europe & Mediterranean Fund

T. Rowe Price Emerging Markets Stock Fund

T. Rowe Price European Stock Fund

T. Rowe Price Global Stock Fund

T. Rowe Price International Discovery Fund

T. Rowe Price International Growth & Income Fund

T. Rowe Price International Stock Fund

T. Rowe Price Japan Fund

T. Rowe Price Latin America Fund

T. Rowe Price New Asia Fund

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T. Rowe Price International, Inc. managed $22.9 billion in foreign stocks and bonds as of December 31, 2003, through its offices in Baltimore, London, Singapore, Hong Kong, Buenos Aires, and Paris.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

1objective, strategy, risks, and expenses

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What are each fund`s objectives and principal investment strategies?
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Worldwide funds:
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Emerging Markets Stock Fund

Objective::The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Strategy::The fund expects to make substantially all of its investments (normally at least 80% of net assets) in emerging markets in Latin America, Asia, Europe, Africa, and the Middle East. Stock selection reflects a growth style. An emerging market includes any country defined as emerging or developing by the International Bank for Reconstruction and Development (World Bank), the International Finance Corporation, or the United Nations.

Countries in which the fund may invest are listed below and others will be added as opportunities develop:

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Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
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Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, and Turkey.

Africa and the Middle East: Botswana, Egypt, Israel, Jordan, Mauritius, Morocco, Nigeria, South Africa, Tunisia, and Zimbabwe.

Global Stock Fund

Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

Strategy: We will diversify broadly by investing in a variety of industries in developed and, to a lesser extent, emerging markets. Normally, the fund will invest in at least five countries, one of which will be the U.S. Stock selection reflects a growth style. While we can purchase stocks without regard to a company`s market capitalization (shares outstanding multiplied by share price), investments will generally be in large and, to a lesser extent, medium-sized companies. The percentage of assets invested in U.S. and foreign stocks (stocks will normally be at least 80% of net assets) will vary over time according to the manager`s outlook.

International Discovery Fund

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Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.
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Strategy: The fund expects to invest substantially all of the fund`s assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The fund will emphasize small- to medium-sized companies. Depending on conditions, the fund`s portfolio should be composed of at least 10 countries and 100 different companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.
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International Growth & Income Fund

Objective::The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

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Strategy::We expect to invest substantially all of the fund`s assets outside the U.S. and to diversify broadly, primarily among the world`s developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of dividend-paying, large, well-established companies that have favorable prospects for capital appreciation, as determined by T. Rowe Price International, Inc. ("T. Rowe Price International"). Investments in emerging markets will be modest and limited to more mature developing countries.
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In selecting common stocks, we combine proprietary quantitative analysis with bottom-up fundamental research and a regional, country, and sector outlook. Our investing style reflects both growth and value considerations, although in general we place less emphasis on above-average earnings growth and more on "value" characteristics such as above-average dividend yields or below-average price/earnings or price/book value ratios. Valuation factors often influence our allocations among large-, mid-, or small-cap shares. Country and sector allocations are driven by stock selection as well as views on overall prospects.
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International Stock Fund

Objective::The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

Strategy::The fund expects to invest substantially all of the fund`s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

Regional or country funds:

Emerging Europe & Mediterranean Fund

Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the Mediterranean region, including the Middle East and North Africa. Normally, seven to 12 countries will be represented in the portfolio. The fund may invest in common stocks in the countries listed below, as well as others as their markets develop:

Primary Emphasis: Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary, Israel, Poland, Russia, and Turkey.

Others: Bulgaria, Jordan, Latvia, Lebanon, Lithuania, Morocco, Romania, Slovakia, Slovenia, and Tunisia.

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The fund may purchase the stocks of companies of any size, but our focus will typically be on the larger and, to a lesser extent, medium-sized companies in the region. The fund seeks to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, and progress toward Economic and Monetary Union in Europe. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company`s voting securities than is permissible for a "diversified" fund. Depending on conditions, the fund`s portfolio should be composed of at least 30 to 50 different companies. Stock selection reflects a growth style.
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European Stock Fund

Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

Strategy: Normally, at least five countries will be represented in the portfolio. The fund expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop:

Primary Emphasis: Austria, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.

Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia, and Turkey.

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Stock selection reflects a growth style. We also seek to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, progress toward Economic and Monetary Union, and the potential growth of the emerging economies of Eastern Europe.
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Japan Fund

Objective: The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) across a wide range of Japanese industries and companies. Stock selection reflects a growth style.

Note: For special pricing and transaction information about the Japan Fund, please see Pricing Shares and Receiving Sale Proceeds in Section 2.

Latin America Fund

Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in Latin American companies. At least four countries should be represented at any time. Investments may be made in the countries below, as well as others as their markets develop:

Primary Emphasis: Argentina, Brazil, Chile, Mexico, Peru, and Venezuela.

Others: Belize, Colombia, Ecuador, and Guatemala.

Stock selection reflects a growth style. We may make substantial investments (at times more than 25% of total assets) in the telephone companies of various Latin American countries. These utilities play a critical role in a country`s economic development. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company`s voting securities than is permissible for a "diversified" fund. In some markets, such as Brazil, the fund may purchase preferred stock because of its liquidity advantage over common stock.

New Asia Fund

Objective: The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the countries listed below, as well as others as their markets develop:

Primary Emphasis:  China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.

Others: Pakistan and Vietnam.

Stock selection reflects a growth style. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company`s voting securities than is permissible for a "diversified" fund.

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All funds (excluding International Growth & Income Fund):
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The funds use a growth investing approach in their individual investment strategies.
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Growth Investing
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T. Rowe Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.
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While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.
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In selecting stocks, we generally favor companies with one or more of the following characteristics:
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leading market position;
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attractive business niche;
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strong franchise or monopoly;
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technological leadership or proprietary advantages;
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seasoned management;
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earnings growth and cash flow sufficient to support growing dividends; and
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healthy balance sheet with relatively low debt.
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Table 1 International Funds Comparison Guide
Fund	Geographic focus	Company emphasis	Expected risk relative to one another

Emerging Europe & Mediterranean	Europe and the Mediterranean region	All sizes	Highest
Emerging Markets Stock	Worldwide(excluding U.S.)	All sizes	Highest
European Stock	Europe(including Eastern Europe)	All sizes	Moderate
Global Stock	Worldwide(including U.S.)	Large,well established	Lower
International Discovery	Worldwide(excluding U.S.)	Small- tomedium-sized	Higher
International Growth & Income	Worldwide(excluding U.S.)	Large,well established	Moderate
International Stock	Worldwide(excluding U.S.)	Large,well established	Moderate
Japan	Japan	All sizes	Higher
Latin America	Latin America	All sizes	Highest
New Asia	Far East and Pacific Basin (excluding Japan)	All sizes	Highest
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In addition to their investments in common stocks (which will normally comprise 80% of fund net assets), the funds may also purchase other securities, including futures and options, in keeping with each fund`s objectives.

Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the funds?

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The risk profile of the funds varies with the investment style they pursue, their geographic focus, and whether they invest in developed markets, emerging markets, or both. Even investments in countries with highly developed economies are subject to significant risks.
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Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Some particular risks affecting these funds include the following:

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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the funds do not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk (Japan and regional funds)  Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. Thus, for example, investors in the Japan Fund are fully exposed to that country`s economic cycles, stock market valuations, and currency exchange rates, which could increase its risks compared with a more diversified fund. In addition, investors in Japan should be aware of specific problems, including tax laws that discourage consumer spending and dampen growth, deflation, a banking system burdened with bad loans, and the government`s unsatisfactory progress on effecting credible solutions to these problems. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region—can be interdependent and may all decline at the same time.

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Emerging market risk (Emerging Europe & Mediterranean, Emerging Markets Stock, Latin America, New Asia; other funds to a lesser degree, except Japan)  Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more
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vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and/or periodic episodes of hyperinflation and currency devaluations, particularly Russia and many Latin American nations, and more recently many Asian countries. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant external risks currently affect some emerging countries.
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The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause a fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

Small- and medium-sized company risk (International Discovery; others to a lesser degree)  To the extent each fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings.

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Nondiversified status (Emerging Europe & Mediterranean, Latin America, and New Asia)  There is additional risk with each fund because it is nondiversified and thus can invest more of its assets in a smaller number of companies. Thus, for example, poor performance by a single large holding of a fund would adversely affect fund performance more than if the fund were invested in a larger number of companies.
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Futures/options risk  To the extent each fund uses futures and options, it is exposed to additional volatility and potential losses.

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As with all stock funds, each fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance, even in rising markets.
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As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

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Each fund`s share price may decline, so when you sell your shares, you may lose money.
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How can I tell which fund is most appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. Your decision should take into account whether you have any other foreign stock investments. If not, you may wish to invest in a widely diversified fund to gain the broadest exposure to global opportunities. A diversified emerging markets fund may be an appropriate part of your portfolio if you are supplementing existing holdings primarily in developed foreign markets. If you seek to supplement a diversified portfolio with a concentrated investment, a regional or single-country fund may be appropriate.

Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

How has each fund performed in the past?

The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 2  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	5 years	Shorter of 10 years or since inception	Inception date
Emerging Europe & Mediterranean Fund
Returns before taxes	69.22%	—%	6.57%	8/31/00
Returns after taxes on distributions	69.11	—	6.49
Returns after taxes on distributions and sale of fund shares	44.99	—	5.60
MSCI Emerging Markets Europe and Middle East Index	66.40	—	-0.23
Emerging Markets Stock Fund
Returns before taxes	52.30	13.52	5.79	3/31/95
Returns after taxes on distributions	51.97	13.65	5.73
Returns after taxes on distributions and sale of fund shares	33.98	12.03	5.08
MSCI Emerging Markets Free Index	56.28	10.62	1.82
Lipper Emerging Markets Funds Average	55.42	11.81	4.10
European Stock Fund
Returns before taxes	36.57	-0.30	8.75	2/28/90
Returns after taxes on distributions	35.89	-1.32	7.57
Returns after taxes on distributions and sale of fund shares	23.75	-0.63	7.26
MSCI Europe Index	39.14	-0.45	9.09
Lipper European Region Funds Average	37.58	1.54	8.43
Global Stock Fund
Returns before taxes	30.05	0.65	7.01	12/29/95
Returns after taxes on distributions	29.88	0.16	6.28
Returns after taxes on distributions and sale of fund shares	19.53	0.36	5.78
MSCI World Index	33.76	-0.39	5.48
Lipper Global Funds Average	32.09	2.20	7.03**
International Discovery Fund
Returns before taxes	65.29	17.55	8.50	12/30/88
Returns after taxes on distributions	64.97	15.28	7.18
Returns after taxes on distributions and sale of fund shares	42.43	14.13	6.72
MSCI EAFE Small-Cap Index*	57.76	5.48	0.95
Citigroup Non-U.S. Extended Market Index	53.73	5.88	5.17
Lipper International Small-Cap Funds Average	55.14	9.52	8.70
International Growth & Income Fund
Returns before taxes	39.48	3.06	3.37	12/21/98
Returns after taxes on distributions	39.28	2.10	2.41
Returns after taxes on distributions and sale of fund shares	25.66	2.06	2.32
MSCI EAFE Index	39.17	0.26	-1.26
Lipper International Funds Average	34.74	1.28	1.28***
International Stock Fund
Returns before taxes	31.28	-1.34	3.64	5/9/80
Returns after taxes on distributions	30.62	-2.28	2.54
Returns after taxes on distributions and sale of fund shares	20.31	-1.43	2.68
MSCI EAFE Index	39.17	0.26	4.78
Lipper International Funds Average	34.74	1.28	4.65
Japan Fund
Returns before taxes	44.14	1.63	-0.88	12/30/91
Returns after taxes on distributions	44.14	0.89	-1.45
Returns after taxes on distributions and sale of fund shares	28.69	1.08	-0.96
TSE First Section Index	37.04	0.21	-2.77
TSE Second Section Index	59.37	13.79	1.79
MSCI Japan Index	36.15	0.14	-1.71
Lipper Japanese Funds Average	37.84	2.01	0.37
Latin America Fund
Returns before taxes	57.92	12.80	2.75	12/29/93
Returns after taxes on distributions	57.13	12.43	2.41
Returns after taxes on distributions and sale of fund shares	37.62	11.02	2.17
MSCI EMF Latin America Index	73.66	12.20	5.00
Lipper Latin American Funds Average	59.90	10.32	1.47
New Asia Fund
Returns before taxes	53.54	11.62	-0.81	9/28/90
Returns after taxes on distributions	53.08	11.71	-1.26
Returns after taxes on distributions and sale of fund shares	34.79	10.31	-0.89
MSCI All Country Far East Free Ex-Japan Index	44.96	5.71	-3.53
Lipper Pacific Ex-Japan Funds Average	46.50	9.94	-1.04
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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*Principal return only.

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**Since 12/31/95.
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***Since 12/31/98.
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MSCI Emerging Markets Europe and Middle East Index is a market capitalization weighted index consisting of about 106 securities in seven world markets.

MSCI Emerging Markets Free Index is a market capitalization weighted index of over 850 stocks traded in 22 world markets.

MSCI Europe Index is a market capitalization weighted index of approximately 500 stocks traded in 15 European markets.

MSCI World Index tracks the stocks of approximately 1,300 companies representing the stock markets of
22 countries.

MSCI EAFE Small-Cap Index is a market capitalization weighted index of almost 1,000 small-cap stocks in 21 world markets.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

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Citigroup Non-U.S. Extended Market Index (EMI) is a small-capitalization subindex of the Citigroup Broad Market Index (BMI). While the BMI measures the performance of the entire universe of securities, the EMI covers the small-cap stock universe.
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The TSE First Section Index is a market capitalization weighted index of about 1,300 of the larger companies on the Tokyo Stock Exchange.

The TSE Second Section Index is a market capitalization weighted index of about 500 of the smaller and newly listed companies on the Tokyo Stock Exchange.

MSCI Japan Index is an unmanaged index of approximately 300 foreign stock prices and reflects the common stock prices of the index companies translated into U.S. dollars, assuming reinvestment of all dividends paid by the index stocks net of any applicable foreign taxes.

MSCI EMF Latin America Index is a market capitalization weighted index of approximately 140 stocks traded in seven Latin American markets.

MSCI All Country Far East Free Ex-Japan Index tracks the stocks of nine Far East countries, excluding Japan.

What fees or expenses will I pay?

The funds are 100% no load. The Emerging Europe & Mediterranean, Emerging Markets Stock, International Discovery, and Latin America Funds impose a 2% redemption fee, payable to the funds, on shares purchased and held less than one year. There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

Table 3  Fees and Expenses of the Funds*
Fund	Shareholder fees (fees paid directly from your investment)	Annual fund operating expenses (expenses that are deducted from fund assets)
	Redemption feesa	Management fee	Other expenses	Total annual fund operating expenses	Fee waiver/ expense reimbursement	Net expenses

Emerging Europe & Mediterraneanc	2%	1.07%	0.93%	2.00%	0.25%b	1.75%b
Emerging Markets Stock	2	1.07	0.36	1.43	—	—
European Stock	—	0.82	0.30	1.12	—	—
Global Stock c	—	0.67	0.75	1.42	0.22b	1.20b
International Discovery	2	1.07	0.34	1.41	—	—
International Growth & Incomec	—	0.67	1.19	1.86	0.61b	1.25b
International Stock	—	0.67	0.28	0.95	—	—
Japan	—	0.82	0.56	1.38	—	—
Latin America	2	1.07	0.48	1.55	—	—
New Asia	—	0.82	0.35	1.17	—	—
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Transaction Procedures and Special Requirements—Account Maintenance and Small Account Fees.
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aOn shares purchased and held for less than one year.

bT. Rowe Price International is contractually obligated to waive any fees and bear any expenses to the extent such fees or expenses would cause the funds` ratios of expenses to average net assets to exceed the indicated percentage limitations. Fees waived or expenses paid or assumed are subject to reimbursement to T. Rowe Price International by each fund through the indicated reimbursement date, but no reimbursement will be made if it would result in a fund`s expense ratio exceeding its specified limit. A summary of the funds` expense limitations and the periods for which they are effective is set forth below:
Fund	Limitation Period	Expense Ratio Limitation	Reimbursement Date

Emerging Europe & Mediterranean	11/1/02—2/28/05	1.75%	2/28/07
Global Stock	11/1/03—2/28/06	1.20%	2/29/08
International Growth & Income	11/1/02—2/28/05	1.25%	2/28/07
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cThe fund operated under a previous expense limitation for which T. Rowe Price International may be reimbursed.

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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitations currently in place are not renewed (if applicable), you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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Fund	1 year	3 years	5 years	10 years
Emerging Europe & Mediterranean	$178	$595	$1,047	$2,300
Emerging Markets Stock	146	452	782	1,713
European Stock	114	356	617	1,363
Global Stock	122	397	726	1,656
International Discovery	144	446	771	1,691
International Growth & Income	127	505	929	2,112
International Stock	97	303	525	1,166
Japan	141	437	755	1,657
Latin America	158	490	845	1,845
New Asia	119	372	644	1,420
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other INFORMATION about the funds

What are some of the potential rewards of investing overseas through the funds?

Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Emerging market, regional, and single-country funds allow investors to seek potentially superior growth in the areas they view as most promising, but with commensurately higher risks. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

How does the portfolio manager try to reduce risk?

The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

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Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager`s analysis and outlook.
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The impact on each fund`s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. Investors should pay close attention to how many countries a fund typically expects to invest in, particularly in regard to our regional funds and, of course, the single-country Japan Fund. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.

What are the potential rewards of investing in small companies overseas?

In general, small companies are more dynamic and can adapt more quickly than larger ones to changing economic and market conditions, which may help them increase their earnings faster. In addition, the movement of small-company shares is not perfectly correlated with the movements of large-cap stocks. Since many U.S.-based international funds focus on large or medium-sized foreign companies, adding a small-cap international fund could enhance the diversification of a portfolio while providing the opportunity to boost long-term returns.

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Is there other information I can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.

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You should also review the information in Section 2 that discusses contingent redemption fees for the Emerging Europe & Mediterranean, Emerging Markets Stock, International Discovery, and Latin America Funds.
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Important information about the International Discovery Fund
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As of March 31, 2003, the International Discovery Fund resumed offering shares to new investors. The fund was closed after March 13, 2000 to preserve its ability to invest in a limited universe of rapidly growing, small- to medium-sized companies outside the U.S. Given changed market conditions, the Adviser and Fund Directors concluded it was in the shareholders` interests to open the fund to new investments.
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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.

2Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

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The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.
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The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

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The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes a NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.
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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2004—January 1, 2, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. In 2005—January 3 and 10; February 11; March 21; April 29; May 3, 4, and 5; July 18; September 19 and 23; October 10; November 3 and 23; December 23. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

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Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown, which reduces the proceeds from such redemption by the amounts indicated:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

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Redemption fees are paid to a fund to help offset costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.
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In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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The following chart provides details on dividend payments:
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Table 4  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon ET via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.

Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Declared daily and paid on the first business day of each month.
These stock funds only:BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement IncomeAll others	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

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If you invest in the fund through a taxable account, you will generally be subject to tax when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.You must report your total tax-free income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year.

Tax-Free and Municipal Funds (continued)
Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends, which will be exempt from federal income tax. The fund may not always qualify to pay tax-exempt dividends.The amount of such dividends will be reported to you on your calendar year-end statement.You must report your total tax-exempt income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.A small portion of your income dividend may also be exempt from state income taxes.If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term gains, distributions from certain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Real Estate Fund or the bond and money funds are expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond and money funds are expected to qualify for this deduction.
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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

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In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the average cost single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."
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To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

Taxes on fund distributions

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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realized a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides additional details on distributions for certain funds:
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Table 5  Taxes on Fund Distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

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Tax effect of buying shares before a capital gain or dividend distribution
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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

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Excessive Trading and Market Timing
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T. Rowe Price may bar excessive traders and market timers from purchasing shares.
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Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice.
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All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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All persons purchasing fund shares through an intermediary, including a broker, bank, investment adviser, recordkeeper, or other third party, and who hold the shares for less than 60 calendar days, are considered to have violated the policy.
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The following types of transactions are exempt from these policies: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot monitor trading activity by individual shareholders. However, T. Rowe Price reviews trading actively at the omnibus account level and looks for activity that indicates potential excessive trading or short-term market timing. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the fund`s policies have been violated, and to what degree.
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T. Rowe Price may modify the 120-day and 60-day policies set forth above (for example, where a retirement plan with multiple investment options imposes a uniform restriction on trading in the plan for all investment options that differs from the T. Rowe Price fund`s policies). These modifications would only be authorized if they provide substantially equivalent protection to the fund as the fund`s regular policies.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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3Organization and Management

How are the funds organized?

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T. Rowe Price International Funds, Inc. (the "corporation"), was incorporated in Maryland in 1979. Currently the corporation consists of 12 series, each representing a separate pool of assets with different objectives and investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the funds?

General Oversight

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The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price International.
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International or Global Investment Services (see below) .
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Investment Manager

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T. Rowe Price International (or Global Investment Services) is responsible for the selection and management of fund portfolio investments. T. Rowe Price International has entered into a subadvisory agreement with Global Investment Services for the management of the Japan Fund and the Japanese investments of the International Discovery Fund. T. Rowe Price International and Global Investment Services are wholly owned subsidiaries of T. Rowe Price Group, Inc. The U.S. offices of T. Rowe Price International and Global Investment Services are located at 100 East Pratt Street, Baltimore, Maryland 21202.
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Portfolio Management

Each fund has an Investment Advisory Group that has day to day responsibility for managing the portfolio and developing and executing each fund`s investment program. The members of each advisory group are listed below.

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Emerging Europe & Mediterranean Fund Christopher D. Alderson and David J.L. Warren.
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Emerging Markets Stock Fund Christopher D. Alderson, Frances Dydasco, Mark J.T. Edwards, Gonzalo Px87 ngaro, and David J.L. Warren.
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European Stock Fund Robert A. Revel-Chion, James B.M. Seddon, and David J.L. Warren.
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Global Stock Fund Gonzalo Px87 ngaro, Robert W. Smith, William J. Stromberg, Dean Tenerelli, and David J.L. Warren.
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International Discovery Fund Frances Dydasco, Mark J.T. Edwards, M. Campbell Gunn, Justin Thomson, and David J.L. Warren.
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International Growth & Income Fund Raymond A. Mills, Ph.D., James B.M. Seddon, Robert W. Smith, David J.L. Warren, and Richard T. Whitney.
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International Stock Fund Mark C.J. Bickford-Smith, James B.M. Seddon, and David J.L. Warren.
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Japan Fund M. Campbell Gunn and David J.L. Warren.
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Latin America Fund Gonzalo Px87 ngaro and David J.L. Warren.
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New Asia Fund Frances Dydasco, Mark J.T. Edwards, and David J.L. Warren.
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
Portfolio Management
Name	Year Joined T. Rowe Price International	Years of Experience	Type of Experience
Christopher D. Alderson	1988	18	Research; Portfolio Management
Mark C.J. Bickford-Smith	1995	19	Research; Financial Analysis
Frances Dydasco	1996	15	Research; Financial Analysis
Mark J.T. Edwards	1987	19	Financial Analysis
M. Campbell Gunn	2002	25	Research; Portfolio Management
Raymond A. Mills	2000	7	Portfolio Management
Gonzalo Px87 ngaro	1998	13	Equity Research; Portfolio Management
Robert A. Revel-Chion	1998	16	Portfolio Management
James B.M. Seddon	1987	17	Portfolio Management
Robert W. Smith	1996	17	Financial Analysis; Portfolio Management
William J. Stromberg	1987*	17	Equity Research; Portfolio Management
Dean Tenerelli	1999	11	Research; Portfolio Management
Justin Thomson	1998	13	Portfolio Management
David J.L. Warren	1983	24	Equity Research; Fixed-Income Research; Portfolio Management
Richard T. Whitney	1998	20	Equity Research; Portfolio Management
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

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*Year joined T. Rowe Price Associates.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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Each fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all .the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $106 bil.lion at October 31, 2003, the group fee was 0.32%..The individual fund fees are as follows: Global Stock, International Growth & Income, and International Stock Funds, 0.35%; European Stock, Japan, and New Asia Funds, 0.50%; Emerging Europe & Mediterranean, Emerging Markets Stock, International Discovery, and Latin America Funds, 0.75%.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of a change in the fund`s policy requiring it to normally invest 80% of its assets in stocks or a particular region, as the case may be. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet their investment objectives, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with their investment programs. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy With the exception of the Emerging Europe & Mediterranean, Latin America, and New Asia Funds, a fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Nondiversified Status—Emerging Europe & Mediterranean, Latin America, and New Asia Funds

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Each fund is registered as a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund, which may subject the fund to greater risk with respect to its portfolio securities. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, the fund must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, no more than 5% of its total assets is invested in the securities of a single issuer and not more than 10% of the voting securities of any issuer are held by the fund. With respect to the remaining 50% of fund assets, no more than 25% may be invested in a single issuer.
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Fund investments may include the following:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Fixed-Income Securities

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From time to time, we may invest in corporate and government fixed-income securities as well as below-investment-grade bonds, commonly referred to as "junk" bonds. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Below investment grade bonds, or "junk bonds," can be more volatile and have greater risk of default than investment-grade bonds.
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Operating policy  The Emerging Europe & Mediterranean, Emerging Markets Stock, Latin America, and New Asia Funds may each invest 10% of total assets in below investment-grade bonds. The Global Stock Fund may invest 5% of total assets in below investment-grade bonds.
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Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Foreign Currency Transactions

The funds will normally conduct their foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The funds will generally not enter into a forward contract with a term greater than one year.

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The funds will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the funds` portfolio securities denominated in such foreign currency. Under unusual circumstances, a fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on each fund`s investment program and the flexibility of each fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.
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There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Tax Consequences of Hedging

Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the funds and could affect whether dividends paid are classified as capital gains or ordinary income.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The funds` portfolio turnover rates are shown in the Financial Highlights table.
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Financial Highlights

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Table 6, which provides information about each fund`s financial history, is based on a single share outstanding throughout the periods shown. Each fund`s section of the table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual reports were audited by the funds` independent auditors, Pricewaterhouse-
Coopers LLP.
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Table 6  Financial Highlights
	8/31/00* through 10/31/00	Year ended October 31
Emerging Europe & Mediterranean Fund		2001	2002	2003

Net asset value,beginning of period	$10.00	$8.65	$5.89	$6.82
Income From Investment Operations
Net investment income	(0.01)a	(0.06)a	(0.05)a	0.04a
Net gains or losses on securities (both realized and unrealized)	(1.34)	(2.64)	0.98	3.93
Total from investment operations	(1.35)	(2.70)	0.93	3.97
Less Distributions
Dividends (from net investment income)	—	—	—	—
Distributions (fromcapital gains)	—	(0.07)	—	—
Returns of capital	—	—	—	—
Total distributions	—	(0.07)	—	—
Redemption fees added to paid-in-capital	—	0.01	—	0.02
Net asset value,end of period	$8.65	$5.89	$6.82	$10.81
Total return	(13.50)%a	(31.28)%a	15.79%a	58.50%a
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$25,533	$17,331	$21,481	$46,813
Ratio of expenses to average net assets	1.75%ab	1.75%a	1.75%a	1.75%a
Ratio of net income to average net assets	(0.73)%ab	(0.82)%a	(0.66)%a	0.51%a
Portfolio turnover rate	62.9%b	83.1%	94.5%	54.1%
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*Inception date.

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aExcludes expenses in excess of a 1.75% contractual expense limitation in effect through February 28, 2005.
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bAnnualized.

Table 6  Financial Highlights (continued)
	Year ended October 31
Emerging Markets Stock Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$7.95	$11.08	$12.42	$9.15	$9.87
Income From Investment Operations
Net investment income	(0.01)a	(0.02)	0.02	0.04	0.09
Net gains or losses on securities (both realized and unrealized)	3.18	1.34	(3.30)	0.68	4.36
Total from investment operations	3.17	1.32	(3.28)	0.72	4.45
Less Distributions
Dividends (from net investment income)	(0.04)	—	—	(0.01)	(0.02)
Distributions (fromcapital gains)	—	—	—	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.04)	—	—	(0.01)	(0.02)
Redemption fees added to paid-in-capital	—	0.02	0.01	0.01	—
Net asset value,end of period	$11.08	$12.42	$9.15	$9.87	$14.30
Total return	40.08%a	12.09%	(26.33)%	7.97%	45.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,418	$152,990	$131,436	$158,465	$345,380
Ratio of expenses to average net assets	1.75%a	1.50%	1.58%	1.51%	1.43%
Ratio of net income to average net assets	(0.14)%a	(0.12)%	0.19%	0.41%	1.12%
Portfolio turnover rate	59.0%	56.1%	70.3%	70.5%	65.6%

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aExcludes expenses in excess of a 1.75% contractual expense limitation in effect through October 31, 2001.
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Table 6  Financial Highlights (continued)
	Year ended October 31
European Stock Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$22.38	$22.29	$21.69	$15.28	$12.77
Income From Investment Operations
Net investment income	0.23	0.18	0.40	0.16	0.22
Net gains or losses on securities (both realized and unrealized)	2.14	1.26	(5.23)	(2.31)	2.79
Total from investment operations	2.37	1.44	(4.83)	(2.15)	3.01
Less Distributions
Dividends (from net investment income)	(0.28)	(0.14)	(0.16)	(0.36)	(0.14)
Distributions (fromcapital gains)	(2.18)	(1.90)	(1.42)	—	—
Returns of capital	—	—	—	—	—
Total distributions	(2.46)	(2.04)	(1.58)	(0.36)	(0.14)
Net asset value,end of period	$22.29	$21.69	$15.28	$12.77	$15.64
Total return	11.44%	6.28%	(23.98)%	(14.51)%	23.83%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,382	$1,250	$814	$643	$800
Ratio of expenses to average net assets	1.05%	1.02%	1.09%	1.11%	1.12%
Ratio of net income to average net assets	0.97%	0.71%	2.03%	1.03%	1.56%
Portfolio turnover rate	15.7%	24.5%	5.8%	16.1%	23.1%

Table 6  Financial Highlights (continued)
	Year ended October 31
Global Stock Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$14.03	$16.77	$18.04	$12.96	$10.90
Income From Investment Operations
Net investment income	0.05a	0.02a	0.14a	0.02a	0.05a
Net gains or losses on securities (both realized and unrealized)	3.24	1.80	(4.41)	(1.96)	2.15
Total from investment operations	3.29	1.82	(4.27)	(1.94)	2.20
Less Distributions
Dividends (from net investment income)	(0.10)	(0.06)	(0.02)	(0.12)	(0.03)
Distributions (fromcapital gains)	(0.45)	(0.49)	(0.79)	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.55)	(0.55)	(0.81)	(0.12)	(0.03)
Net asset value,end of period	$16.77	$18.04	$12.96	$10.90	$13.07
Total return	24.17%a	10.98%a	(24.69)%a	(15.15)%a	20.24%a
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,837	$107,459	$73,325	$62,735	$74,725
Ratio of expenses to average net assets	1.20%a	1.20%a	1.20%a	1.20%a	1.20%a
Ratio of net income to average net assets	0.40%a	0.15%a	0.89%a	0.20%a	0.42%a
Portfolio turnover rate	37.5%	71.5%	52.3%	48.4%	38.7%

aExcludes expenses in excess of a 1.20% contractual expense limitation in effect through October 31, 2003.

Table 6  Financial Highlights (continued)
	Year ended October 31
International Discovery Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$14.99	$26.75	$34.52	$19.28	$15.34
Income From Investment Operations
Net investment income	(0.03)	0.06	0.06	0.01	0.08
Net gains or losses on securities (both realized and unrealized)	12.09	10.39	(9.49)	(3.95)	9.79
Total from investment operations	12.06	10.45	(9.43)	(3.94)	9.87
Less Distributions
Dividends (from net investment income)	(0.01)	—	—	—	—
Distributions (fromcapital gains)	(0.30)	(2.81)	(5.83)	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.31)	(2.81)	(5.83)	—	—
Redemption fees added to paid-in-capital	0.01	0.13	0.02	—	—
Net asset value,end of period	$26.75	$34.52	$19.28	$15.34	$25.21
Total return	82.11%	40.07%	(31.90)%	(20.44)%	64.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$381,462	$905,387	$500,403	$359,514	$652,046
Ratio of expenses to average net assets	1.42%	1.27%	1.38%	1.44%	1.41%
Ratio of net income to average net assets	(0.17)%	0.15%	0.25%	0.06%	0.46%
Portfolio turnover rate	98.2%	81.0%	59.1%	93.9%	115.9%

Table 6  Financial Highlights (continued)
	12/21/98* through 10/31/99	Year ended October 31
International Growth & Income Fund		2000	2001	2002	2003

Net asset value,beginning of period	$10.00	$11.00	$10.75	$8.19	$7.34
Income From Investment Operations
Net investment income	0.16a	0.14a	0.11a	0.09a	0.02a
Net gains or losses on securities (both realized and unrealized)	0.84	0.03b	(1.90)	(0.84)	2.13
Total from investment operations	1.00	0.17	(1.79)	(0.75)	2.15
Less Distributions
Dividends (from net investment income)	—	(0.19)	(0.13)	(0.10)	(0.08)
Distributions (fromcapital gains)	—	(0.23)	(0.64)	—	(0.01)
Returns of capital	—	—	—	—	—
Total distributions	—	(0.42)	(0.77)	(0.10)	(0.09)
Net asset value,end of period	$11.00	$10.75	$8.19	$7.34	$9.40
Total return	10.00%a	1.43%a	(17.99)%a	(9.31)%a	29.66%a
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$9,776	$10,118	$8,500	$10,654	$114,999
Ratio of expenses to average net assets	1.25%ac	1.25%a	1.25%a	1.25%a	1.25%a
Ratio of net income to average net assets	1.87%ac	1.24%a	1.24%a	1.25%a	1.36%a
Portfolio turnover rate	35.8%c	32.2%	8.5%	24.6%	53.2%

*Inception date.

aExcludes expenses in excess of a 1.25% contractual expense limitation in effect through February 28, 2005.

bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

cAnnualized.

Table 6  Financial Highlights (continued)
	Year ended October 31
International Stock Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$14.39	$16.70	$16.11	$10.65	$8.87
Income From Investment Operations
Net investment income	0.17	0.10	0.29	0.11	0.14
Net gains or losses on securities (both realized and unrealized)	2.71	0.35	(4.48)	(1.56)	1.76
Total from investment operations	2.88	0.45	(4.19)	(1.45)	1.90
Less Distributions
Dividends (from net investment income)	(0.22)	(0.13)	(0.09)	(0.30)	(0.11)
Distributions (fromcapital gains)	(0.35)	(0.91)	(1.18)	(0.03)	—
Returns of capital	—	—	—	—	—
Total distributions	(0.57)	(1.04)	(1.27)	(0.33)	(0.11)
Net asset value,end of period	$16.70	$16.11	$10.65	$8.87	$10.66
Total return	20.67%	2.28%	(28.17)%	(14.19)%	21.69%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$10,615	$10,458	$6,370	$4,773	$4,874
Ratio of expenses to average net assets	0.85%	0.84%	0.90%	0.92%	0.95%
Ratio of net income to average net assets	1.05%	0.55%	2.14%	0.96%	1.39%
Portfolio turnover rate	17.6%	38.2%	17.4%	21.6%	25.2%

Table 6  Financial Highlights (continued)
	Year ended October 31
Japan Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$6.72	$13.62	$11.59	$6.58	$5.06
Income From Investment Operations
Net investment income	(0.02)	(0.06)	(0.04)	(0.04)	(0.02)
Net gains or losses on securities (both realized and unrealized)	6.92	(1.92)	(3.77)	(1.48)	2.08
Total from investment operations	6.90	(1.98)	(3.81)	(1.52)	2.06
Less Distributions
Dividends (from net investment income)	—	—	—	—	—
Distributions (fromcapital gains)	—	(0.05)	(1.20)	—	—
Returns of capital	—	—	—	—	—
Total distributions	—	(0.05)	(1.20)	—	—
Net asset value,end of period	$13.62	$11.59	$6.58	$5.06	$7.12
Total return	102.68%	(14.61)%	(36.45)%	(23.10)%	40.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$513,739	$309,686	$146,406	$101,879	$170,707
Ratio of expenses to average net assets	1.14%	1.09%	1.25%	1.35%	1.38%
Ratio of net income to average net assets	(0.27)%	(0.38)%	(0.43)%	(0.60)%	(0.43)%
Portfolio turnover rate	58.8%	59.5%	45.8%	104.2%	254.7%

Table 6  Financial Highlights (continued)
	Year ended October 31
Latin America Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$7.22	$8.03	$10.19	$8.21	$7.25
Income From Investment Operations
Net investment income	0.09	0.05	0.15	0.18	0.13
Net gains or losses on securities (both realized and unrealized)	0.86	2.14	(2.09)	(0.79)	2.94
Total from investment operations	0.95	2.19	(1.94)	(0.61)	3.07
Less Distributions
Dividends (from net investment income)	(0.14)	(0.04)	(0.04)	(0.29)	—
Distributions (fromcapital gains)	—	—	—	(0.06)	—
Returns of capital	—	—	—	—	—
Total distributions	(0.14)	(0.04)	(0.04)	(0.35)	—
Redemption fees added to paid-in-capital	—	0.01	—	—	—
Net asset value,end of period	$8.03	$10.19	$8.21	$7.25	$10.32
Total return	13.57%	27.41%	(19.10)%	(8.15)%	42.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200,385	$228,655	$155,239	$126,905	$166,059
Ratio of expenses to average net assets	1.62%	1.46%	1.49%	1.53%	1.55%
Ratio of net income to average net assets	1.05%	0.42%	1.40%	1.88%	1.55%
Portfolio turnover rate	43.2%	27.5%	29.9%	21.0%	27.4%

Table 6  Financial Highlights (continued)
	Year ended October 31
New Asia Fund	1999	2000	2001	2002	2003

Net asset value,beginning of period	$4.93	$7.20	$7.12	$5.11	$5.68
Income From Investment Operations
Net investment income	0.05	0.04	0.03	0.03	0.06
Net gains or losses on securities (both realized and unrealized)	2.31	(0.08)a	(2.04)	0.54	2.44
Total from investment operations	2.36	(0.04)	(2.01)	0.57	2.50
Less Distributions
Dividends (from net investment income)	(0.09)	(0.04)	—	—	(0.04)
Distributions (fromcapital gains)	—	—	—	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.09)	(0.04)	—	—	(0.04)
Net asset value,end of period	$7.20	$7.12	$5.11	$5.68	$8.14
Total return	48.73%	(0.68)%	(28.23)%	11.15%	44.30%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$996	$875	$527	$562	$826
Ratio of expenses to average net assets	1.21%	1.08%	1.22%	1.17%	1.17%
Ratio of net income to average net assets	0.87%	0.41%	0.49%	0.53%	1.06%
Portfolio turnover rate	69.9%	52.2%	49.0%	72.0%	71.7%

aThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.


4Account Requirements and Transaction Information

Tax Identification
Number

We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

In order to obtain an account number, you must supply the name, date of birth, Social Security or employer identification number, and residential or business street address for each owner on the account.

Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.

By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)

By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.

Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

Web Address
troweprice.com

Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.

Investor Information

A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.

Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, and Retirement Planning Kit.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

C01-040 3/1/04

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-2958

This Statement of Additional Information is divided into two parts (Part I and Part II). Part I contains information that is particular to each fund, while Part II contains information that generally applies to all of the funds in the T. Rowe Price family of funds (the Price Funds").

The date of this Statement of Additional Information ("SAI") is March 1, 2004.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. Rowe Price Blue Chip Growth Fund—Advisor Class

T. Rowe Price Blue Chip Growth Fund—R Class

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST ("California Funds")

California Tax-Free Bond Fund

California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. Rowe Price Equity Income Fund—Advisor Class

T. Rowe Price Equity Income Fund—R Class

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. Rowe Price Growth Stock Fund—Advisor Class

T. Rowe Price Growth Stock Fund—R Class

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. Rowe Price High Yield Fund—Advisor Class

T. ROWE PRICE INDEX TRUST, INC.

T. Rowe Price Equity Index 500 Fund

T. Rowe Price Extended Equity Market Index Fund

T. Rowe Price Total Equity Market Index Fund

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. ("Institutional Equity Funds")

T. Rowe Price Institutional Large-Cap Core Growth Fund

T. Rowe Price Institutional Large-Cap Growth Fund

T. Rowe Price Institutional Large-Cap Value Fund

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

T. Rowe Price Institutional Small-Cap Stock Fund

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. Rowe Price Institutional High Yield Fund

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. Rowe Price Institutional Emerging Markets Equity Fund

T. Rowe Price Institutional Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. Rowe Price Emerging Europe & Mediterranean Fund

T. Rowe Price Emerging Markets Bond Fund

T. Rowe Price Emerging Markets Stock Fund

T. Rowe Price European Stock Fund

T. Rowe Price Global Stock Fund

T. Rowe Price International Bond Fund®

T. Rowe Price International Bond Fund—Advisor Class

T. Rowe Price International Discovery Fund

T. Rowe Price International Growth & Income Fund

T. Rowe Price International Growth & Income Fund—Advisor Class

T. Rowe Price International Growth & Income Fund—R Class

T. Rowe Price International Stock Fund

T. Rowe Price International Stock Fund—Advisor Class

T. Rowe Price International Stock Fund—R Class

T. Rowe Price Japan Fund

T. Rowe Price Latin America Fund

T. Rowe Price New Asia Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. Rowe Price International Equity Index Fund

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. Rowe Price Mid-Cap Growth Fund—Advisor Class

T. Rowe Price Mid-Cap Growth Fund—R Class

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. Rowe Price Mid-Cap Value Fund—Advisor Class

T. Rowe Price Mid-Cap Value Fund—R Class

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. Rowe Price New Income Fund—Advisor Class

T. Rowe Price New Income Fund—R Class

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. ("Personal Strategy Funds")

T. Rowe Price Personal Strategy Balanced Fund

T. Rowe Price Personal Strategy Growth Fund

T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. ("Reserve Investment Funds")

T. Rowe Price Government Reserve Investment Fund

T. Rowe Price Reserve Investment Fund

T. ROWE PRICE RETIREMENT FUNDS, INC. ("Retirement Funds")

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement Income Fund

T. Rowe Price Retirement Income Fund—Advisor Class

T. Rowe Price Retirement Income Fund—R Class

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. Rowe Price Science & Technology Fund—Advisor Class

T. ROWE PRICE SHORTTERM BOND FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. Rowe Price Small-Cap Stock Fund—Advisor Class

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. Rowe Price Small-Cap Value Fund—Advisor Class

T. ROWE PRICE SPECTRUM FUND, INC. ("Spectrum Funds")

Spectrum Growth Fund

Spectrum Income Fund

Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST

Florida Intermediate Tax-Free Fund

Georgia Tax-Free Bond Fund

Maryland Short-Term Tax-Free Bond Fund

Maryland Tax-Free Bond Fund

Maryland Tax-Free Money Fund

New Jersey Tax-Free Bond Fund

New York Tax-Free Bond Fund

New York Tax-Free Money Fund

Virginia Tax-Free Bond Fund

T. ROWE PRICE SUMMIT FUNDS, INC. ("Summit Income Funds")

T. Rowe Price Summit Cash Reserves Fund

T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. ("Summit Municipal Funds")

T. Rowe Price Summit Municipal Money Market Fund

T. Rowe Price Summit Municipal Intermediate Fund

T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. ("Tax-Efficient Funds")

T. Rowe Price Tax-Efficient Balanced Fund

T. Rowe Price Tax-Efficient Growth Fund

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. Rowe Price Tax-Free Income Fund—Advisor Class

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC. ("U.S. Treasury Funds")

U.S. Treasury Intermediate Fund

U.S. Treasury Long-Term Fund

U.S. Treasury Money Fund

T. ROWE PRICE VALUE FUND, INC.

T. Rowe Price Value Fund—Advisor Class

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

Each fund`s financial statements for its most recent fiscal period and the report of independent auditors are included in each fund`s annual or semiannual report and incorporated by reference into this Statement of Additional Information. The Diversified Mid-Cap Growth Fund, Retirement 2005 Fund, Retirement 2010 Fund—Advisor Class, Retirement 2010 Fund—R Class, Retirement 2015 Fund, Retirement 2020 Fund—Advisor Class, Retirement 2020 Fund—R Class, Retirement 2025 Fund, Retirement 2030 Fund—Advisor Class, Retirement 2030 Fund—R Class, Retirement 2035 Fund, Retirement 2040 Fund—Advisor Class, Retirement 2040 Fund—R Class, Retirement Income Fund—Advisor Class, and Retirement Income Fund—R Class have not been in existence for a long enough time to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.

TABLE OF CONTENTS

	Page		Page

Capital Stock	176	Management of the Fund	9
Code of Ethics	170	Net Asset Value per Share	172
Custodian	170	Organization of the Fund	180
Distributor for the Funds	84	Other Shareholder Services	80
Dividends and Distributions	173	Portfolio Management Practices	146
Federal Registration of Shares	183	Portfolio Transactions	86
Independent Auditors	99	Pricing of Securities	170
Investment Management Services	63	Principal Holders of Securities	54
Investment Objectives and Policies	109	Ratings of Commercial Paper	183
Investment Objectives and Policies	109	Ratings of Corporate Debt Securities	184
Investment Program	131	Ratings of Municipal Notes and Variable Rate Securities	185
Investment Restrictions	183	Risk Factors	109
Legal Counsel	183	T. Rowe Price Proxy Voting — Process and Policies	181
	164	Tax Status	173

References to the following are as indicated:

Internal Revenue Code of 1986 ("Code")

Investment Company Act of 1940 ("1940 Act")

Moody`s Investors Service, Inc. ("Moody`s")

Securities Act of 1933 ("1933 Act")

Securities and Exchange Commission ("SEC")

Securities Exchange Act of 1934 ("1934 Act")

Standard & Poor`s Corporation ("S&P")

T. Rowe Price Associates, Inc. ("T. Rowe Price")

T. Rowe Price International, Inc. ("T. Rowe Price International"

Advisor Class

The Advisor Class is a share class of its respective T. Rowe Price fund. The Advisor Class is not a separate mutual fund. The shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.

R Class

The R Class is a share class of its respective T. Rowe Price fund. The R Class is not a separate mutual fund. The shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

Government Reserve Investment and Reserve Investment Funds

These funds are not available for direct purchase by members of the public.

Institutional Funds (except Institutional Foreign Equity Fund)

These funds are designed exclusively for institutional investors. Qualifying entities typically include banks, pension and profit sharing plans, and trust, insurance, and investment companies that meet applicable state securities laws.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund`s category which should be used to identify groups of funds that are referenced throughout this SAI.
Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Balanced	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
California Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	August 30	July 1
Capital Appreciation	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Developing Technologies	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Small-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth	Equity	Dec 31	Dec 31	June 30	May 1
Emerging Europe & Mediterranean	International Equity	Oct 31	Oct 31	April 30	March 1
Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock	International Equity	Oct 31	Oct 31	April 30	March 1
Equity Income	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock	International Equity	Oct 31	Oct 31	April 30	March 1
Extended Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services	Equity	Dec 31	Dec 31	June 30	May 1
Florida Intermediate Tax-Free	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Georgia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Global Stock	International Equity	Oct 31	Oct 31	April 30	March 1
Global Technology	Equity	Dec 31	Dec 31	June 30	May 1
GNMA	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Government Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences	Equity	Dec 31	Dec 31	June 30	May 1
High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Equity	International Equity	Oct 31	Oct 31	April 30	March 1
Institutional Foreign Equity	International Equity	Oct 31	Oct 31	April 30	March 1
Institutional High Yield	International Bond	May 31	May 31	Nov 30	Oct 1
Institutional Large-Cap Core Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Mid-Cap Equity Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Discovery	International Equity	Oct 31	Oct 31	April 30	March 1
International Equity Index	International Equity	Oct 31	Oct 31	April 30	March 1
International Growth & Income	International Equity	Oct 31	Oct 31	April 30	March 1
International Growth & Income Fund—Advisor Class	International Equity	Oct 31	Oct 31	April 30	March 1
International Growth & Income Fund—R Class	International Equity	Oct 31	Oct 31	April 30	March 1
International Stock	International Equity	Oct 31	Oct 31	April 30	March 1
International Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	April 30	March 1
International Stock Fund—R Class	International Equity	Oct 31	Oct 31	April 30	March 1
Japan	International Equity	Oct 31	Oct 31	April 30	March 1
Latin America	International Equity	Oct 31	Oct 31	April 30	March 1
Maryland Short-Term Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Maryland Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Maryland Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	August 30	July 1
Media & Telecommunications	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth	Equity	Dec 31	Dec 31	June 30	May 1
New Asia	International Equity	Oct 31	Oct 31	April 30	March 1
New Era	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons	Equity	Dec 31	Dec 31	June 30	May 1
New Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—Advisor Class	Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—R Class	Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
New York Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
New York Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	August 30	July 1
Personal Strategy Balanced	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income	Blended	May 31	May 31	Nov 30	Oct 1
Prime Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1
Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Retirement 2005	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Science & Technology	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Bond	Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum Income	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum International	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Summit Cash Reserves	Money	Oct 31	Oct 31	April 30	March 1
Summit GNMA	Bond	Oct 31	Oct 31	April 30	March 1
Summit Municipal Income	Bond	Oct 31	Oct 31	April 30	March 1
Summit Municipal Intermediate	Bond	Oct 31	Oct 31	April 30	March 1
Summit Municipal Money Market	Money	Oct 31	Oct 31	April 30	March 1
Tax-Efficient Balanced	Equity	Feb 28	Feb 28	August 30	July 1
Tax-Efficient Growth	Equity	Feb 28	Feb 28	August 30	July 1
Tax-Efficient Multi-Cap Growth	Equity	Feb 28	Feb 28	August 30	July 1
Tax-Exempt Money	Tax-Free Money	Feb 28	Feb 28	August 30	July 1
Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Tax-Free Income	Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Tax-Free Income Fund—Advisor Class	Tax Free Bond	Feb 28	Feb 28	August 30	July 1
Tax-Free Intermediate Bond	Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Tax-Free Short-Intermediate	Tax-Free Bond	Feb 28	Feb 28	August 30	July 1
Total Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
U.S. Bond Index	Index Bond	Oct 31	Oct 31	April 30	March 1
U.S. Treasury Intermediate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
Value	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	August 30	July 1

MANAGEMENT OF the fundS

Retirement and Spectrum Funds (collectively and individually, "Funds-of-Funds")

The management of the business and affairs of the Funds-of-Funds is the responsibility of the Board of Directors ("Board"). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order) issued by the SEC in connection with the Spectrum Funds (which also applies to Retirement Funds). A majority of directors of the Funds-of-Funds will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and T. Rowe Price International also serve in similar positions with most of the various Price Funds in which the Retirement and Spectrum Funds invest (collectively "underlying Price funds"). Thus, if the interests of the Funds-of-Funds and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price funds. The directors of Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds, T. Rowe Price, and T. Rowe Price International will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

The officers and directors(a) of the Price Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price or T. Rowe Price International for five or more years.

Each fund is governed by a Board of Directors/Trustees ("Boards") that meets regularly to review a wide variety of matters affecting the funds, including investments, performance, compliance matters, advisory fees and expenses, and other business affairs. The Boards elect the funds` officers. The Boards also are responsible for performing various duties imposed on it by the 1940 Act and by the laws of Maryland or Massachusetts. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held one formal meeting in 2003.

The Joint Audit Committee is comprised of Donald W. Dick, Jr., David K. Fagin, and John G. Schreiber, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the Price Funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting or other questions relating to particular areas of the Price Funds` operations or the operations of parties dealing with the Price Funds, as circumstances indicate. The Audit Committee met twice in 2003. All members of the committee participated in the meetings.

The funds` Executive Committee, consisting of the funds` interested directors, has been authorized by its respective Board to exercise all powers of the Boards to manage the funds in the intervals between meetings of the Boards, except the powers prohibited by statute from being delegated.

(a) The term "director" is used to refer to directors or trustees, as applicable.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Anthony W. Deering 1945 111 portfolios	Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)	The Rouse Company and Mercantile Bank
Donald W. Dick, Jr. 1943 111 portfolios	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm	None
David K. Fagin 1938 111 portfolios	Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corporation	Golden Star Resources Ltd., Canyon Resources Corp., and Pacific Rim Mining Corp.
Karen N. Horn1943 111 portfolios	Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999)	Eli Lilly and Company and Georgia Pacific (effective May 2004)
F. Pierce Linaweaver 1934 111 portfolios	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers	None
John G. Schreiber 1946 111 portfolios	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.	AMLI Residential Properties Trust and The Rouse Company, real estate developers

(a)All information about the directors was current as of December 31, 2003, except for the number of portfolios which is current as of the date of this Statement of Additional Information.

Inside Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
James A.C. Kennedy 1953 43 portfolios	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	None
John H. Laporte 1945 15 portfolios	Vice President, T. Rowe Price; Director and Vice President, T. Rowe Price Group, Inc.	None
William T. Reynolds 1948 37 portfolios	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management LimitedPresident, New Income and U.S. Treasury Funds; Vice President, Personal Strategy Funds
None
James S. Riepe1943 111 portfolios	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited Chairman of the Board, all funds
None
M. David Testa 1944 111 portfolios	Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc. President, Institutional Equity Funds; Vice President, Balanced Fund and Capital Appreciation Fund
None

(a)All information about the directors was current as of December 31, 2003, except for the number of portfolios which is current as of the date of this Statement of Additional Information.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund`s Board.

Fund	Deering	Dick	Fagin	Horn	Kennedy	Laporte	Linaweaver	Reynolds	Riepe	Schreiber	Testa
Balanced	2001	1991	1991	2003	1997	—	2001	—	1991	2001	1991
Blue Chip Growth	2001	1993	1993	2003	1997	—	2001	—	1993	2001	1993
California Tax-Free Income Trust	1986	2001	2001	2003	—	—	1986	1991	1986	1992	1997
Capital Appreciation	2001	1986	1988	2003	1997	—	2001	—	1986	2001	1997
Capital Opportunity	2001	1994	1994	2003	—	1994	2001	—	1994	2001	1997
Corporate Income	1995	2001	2001	2003	—	—	1995	1995	1995	1995	1997
Developing Technologies	2001	2000	2000	2003	2001	—	2001	—	2000	2001	2000
Diversified Mid-Cap Growth	2003	2003	2003	2003	2003	—	2003	—	2003	2003	2003
Diversified Small-Cap Growth	2001	1997	1997	2003	—	1997	2001	—	1997	2001	1997
Dividend Growth	2001	1992	1992	2003	1997	—	2001	—	1992	2001	1992
Equity Income	2001	1994	1988	2003	1997	—	2001	—	1985	2001	1994
Equity Series	2001	1994	1994	2003	—	1994	2001	—	1994	2001	1994
Financial Services	2001	1996	1996	2003	1997	—	2001	—	1996	2001	1996
Fixed Income Series	1994	2001	2001	2003	—	—	1994	1997	1994	1994	1997
Global Technology	2001	2000	2000	2003	2001	—	2001	—	2000	2001	2000
GNMA	1985	2001	2001	2003	—	—	1985	1997	1985	1992	1997
Growth & Income	2001	1982	1994	2003	1997	—	2001	—	1982	2001	1994
Growth Stock	2001	1980	1994	2003	1997	—	2001	—	1982	2001	1984
Health Sciences	2001	1995	1995	2003	—	1995	2001	—	1995	2001	1995
High Yield	1984	2001	2001	2003	—	—	1984	1997	1984	1992	1997
Index Trust	2001	1994	1994	2003	1997	—	2001	—	1990	2001	1994
Inflation Protected Bond	2002	2002	2002	2003	—	—	2002	2002	2002	2002	2002
Institutional Equity	2001	1996	1996	2003	1997	—	2001	—	1996	2001	1996
Institutional Income	2002	2002	2002	2003	—	—	2002	2002	2002	2002	2002
Institutional International	1991	1989	2001	2003	—	—	2001	—	2002	2001	1989
International	1991	1988	2001	2003	—	—	2001	—	2002	2001	1979
International Index	2000	2000	2001	2003	—	—	2001	—	2002	2001	2000
International Series	1994	1994	2001	2003	—	—	2001	—	2002	2001	1994
Media & Telecommunications	2001	1997	1997	2003	2001	—	2001	—	1993	2001	1997
Mid-Cap Growth	2001	1992	1992	2003	1992	—	2001	—	1992	2001	2001
Mid-Cap Value	2001	1996	1996	2003	1997	—	2001	—	1996	2001	1996
New America Growth	2001	1985	1994	2003	—	1985	2001	—	1985	2001	1997
New Era	2001	1994	1988	2003	1997	—	2001	—	1994	2001	1997
New Horizons	2001	1994	1988	2003	—	1988	2001	—	1983	2001	1994
New Income	1980	2001	2001	2003	—	—	1983	1997	1983	1992	1997
Personal Strategy	2001	1994	1994	2003	1997	—	2001	—	1994	2001	1994
Prime Reserve	1979	2001	2001	2003	—	—	1980	1995	1994	1992	1997
Real Estate	2001	1997	1997	2003	1997	—	2001	—	1997	2001	1997
Reserve Investment	1997	2001	2001	2003	—	—	1997	1997	1997	1997	1997
Retirement	2002	2002	2002	2003	2002	—	2002	—	2002	2002	2002
Science & Technology	2001	1994	1994	2003	—	1988	2001	—	1987	2001	1997
Short-Term Bond	1983	2001	2001	2003	—	—	1983	1997	1983	1992	1997
Small-Cap Stock	2001	1992	1992	2003	—	1994	2001	—	1992	2001	1997
Small-Cap Value	2001	1994	1994	2003	—	1994	2001	—	1988	2001	1997
Spectrum	2001	1999	1999	2003	2001	—	2001	—	1990	2001	1999
State Tax-Free Income Trust	1986	2001	2001	2003	—	—	1986	1991	1986	1992	1997
Summit	1993	2001	2001	2003	—	—	1993	1997	1993	1993	1997
Summit Municipal	1993	2001	2001	2003	—	—	1993	1993	1993	1993	1997
Tax-Efficient	2001	1997	1997	2003	1997	—	2001	—	1997	2001	1997
Tax-Exempt Money	1983	2001	2001	2003	—	—	1983	1991	1983	1992	1997
Tax-Free High Yield	1984	2001	2001	2003	—	—	1984	1989	1984	1992	1997
Tax-Free Income	1983	2001	2001	2003	—	—	1979	1990	1983	1992	1997
Tax-Free Intermediate	1992	2001	2001	2003	—	—	1992	1994	1992	1992	1997
Tax-Free Short-Intermediate	1983	2001	2001	2003	—	—	1983	1994	1983	1992	1997
U.S. Bond Index	2000	2001	2001	2003	—	—	2000	2000	2000	2000	2000
U.S. Treasury	1989	2001	2001	2003	—	—	1989	1997	1989	1992	1997
Value	2001	1994	1994	2003	1997	—	2001	—	1994	2001	1994

Officers

Name, Year of Birth, and Principal Occupation(s)	Position(s) Held With Fund(s)
Jeanne M. Aldave, 1971Assistant Vice President, T. Rowe Price	Vice President, International Index Fund
Christopher D. Alderson, 1962Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, Institutional International Funds and International Funds
Kennard W. Allen, 1977 Employee, T. Rowe Price; formerly Equity Research Intern, Tonge Investment Advisors (to 2000); student, Colby College (to 2000)	Vice President, Developing Technologies Fund and Science & Technology Fund
Francisco Alonso, 1978 Vice President, T. Rowe Price; formerly student, University of Ohio (to 2000); intern, Morgan Stanley Dean Witter (to 2000)	Vice President, New Horizons Fund and Small-Cap Stock Fund
Jeffrey A. Arricale, 1971 Vice President, T. Rowe Price; formerly student, The Wharton School, University of Pennsylvania (to 2001); Manager, Assurance, KPMG LLP (to 1999); CPA	Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Financial Services Fund, Growth & Income Fund, and New America Growth Fund
Preston G. Athey, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	President, Small-Cap Value Fund; Vice President, Institutional Equity Funds and Small-Cap Stock Fund
E. Frederick Bair, 1969 Vice President, T. Rowe Price and T. Rowe Price Trust Company; CFA, CPA	Executive Vice President, Index Trust; Vice President, Diversified Small-Cap Growth Fund
Carol G. Bartha, 1942 Employee, T. Rowe Price	Assistant Vice President, Growth Stock Fund
P. Robert Bartolo, 1972 Employee, T. Rowe Price; formerly intern, T. Rowe Price (to 2001); CPA	Vice President, Media & Telecommunications Fund
Connice A. Bavely, 1951 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, GNMA Fund; Executive Vice President, Summit Funds; Vice President, Inflation Protected Bond Fund, New Income Fund, and Short-Term Bond Fund
R. Scott Berg, 1972
Employee, T. Rowe Price; formerly student, Stanford Graduate School of Business (to 2002); intern, T. Rowe Price (to 2001); Financial Analysis and Planning Manager, Mead Consumer & Office Products (to 2000)
Vice President, New America Growth Fund
Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, New America Growth Fund, New Horizons Fund, and Retirement Funds
Christopher A. Berrier, 1977 Employee, T. Rowe Price; formerly intern, Riggs Capital Partners (to 1999)	Vice President, New Horizons Fund
Laurie M. Bertner, 1977 Vice President, T. Rowe Price; formerly student, Emory University, Atlanta (to 2000); financial analyst, Legacy Asset Management	Vice President, Growth & Income Fund and Health Sciences Fund
Mark C.J. Bickford-Smith, 1962Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, Institutional International Funds, International Funds, and International Index Fund
Stephen W. Boesel, 1944 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Capital Appreciation Fund; Executive Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds; Vice President, Balanced Fund, Equity Income Fund, Institutional Equity Funds, Real Estate Fund, and Value Fund

Stephen V. Booth, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President, all funds
Brian J. Brennan, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Inflation Protected Bond Fund, International Funds, and New Income Fund
Linda A. Brisson, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Funds and State Tax-Free Funds
Andrew M. Brooks, 1956 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Equity Income Fund, High Yield Fund, Institutional Income Funds, Mid-Cap Value Fund, and Value Fund
Brace C. Brooks, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Mid-Cap Growth Fund and Small-Cap Stock Fund
Steven G. Brooks, 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, California Tax-Free Funds, Corporate Income Fund, Prime Reserve Fund, Reserve Investment Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Brian E. Burns, 1960 Assistant Vice President, T. Rowe Price	Vice President, Prime Reserve Fund, Reserve Investment Funds, Summit Funds, and U.S. Treasury Funds
Jennifer A. Callaghan, 1969 Assistant Vice President, T. Rowe Price	Assistant Vice President, Corporate Income Fund, Inflation Protected Bond Fund, New Income Fund, and Short-Term Bond Fund
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Developing Technologies Fund and New Horizons Fund
Joseph A. Carrier, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.	Treasurer, all funds
Patrick S. Cassidy, 1964 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Corporate Income Fund, New Income Fund, Prime Reserve Fund, Reserve Investment Funds, Short-Term Bond Fund, and Summit Funds
Arthur B. Cecil III, 1942 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Capital Appreciation Fund, Equity Income Fund, and Growth & Income Fund
D. Kyle Cerminara, 1977
Employee, T. Rowe Price; formerly Investment Banking Analyst, Legg Mason Wood Walker (to 2000); analyst, Deutsche Asset Management (to 1999); student, University of Maryland (to 1999); CFA
Vice President, Financial Services Fund
Kara Cheseby, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Media & Telecommunications Fund, Mid-Cap Value Fund, and Value Fund
Jonathan M. Chirunga, 1966 Vice President, T. Rowe Price, formerly Municipal Credit Analyst /Associate Director, Standard & Poor`s Rating Services (to 2001)	Vice President, State Tax-Free Funds
Stephanie C. Clancy, 1964Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Index Fund
Jerome A. Clark, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Retirement Funds and U.S. Treasury Funds
Maria H. Condez, 1962Employee, T. Rowe Price	Assistant Vice President, California Tax-Free Funds, State Tax-Free Funds, Summit Municipal Funds, and Tax-Exempt Money Fund
Michael J. Conelius, 1964Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; CFA	Vice President, International Funds, and T. R
Ann B. Cranmer, 1947Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; FCIS
Assistant Vice President, International Funds
Julio A. Delgado, 1965Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, International Funds
G. Richard Dent, 1960Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Funds, State Tax-Free Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund
Wendy R. Diffenbaugh, 1953 Assistant Vice President, T. Rowe Price	Vice President, Balanced Fund and Index Trust; Assistant Vice President, International Index Fund
Anna M. Dopkin, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Financial Services Fund and Growth & Income Fund; Vice President, Equity Income Fund, Growth Stock Fund, Institutional Equity Funds, Mid-Cap Growth Fund, and Real Estate Fund
Frances Dydasco, 1966Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, International Funds
Donald J. Easley, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, and Science & Technology Fund
Mark J.T. Edwards, 1957Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, International Funds
Henry M. Ellenbogen, 1971 Vice President, T. Rowe Price; Executive Vice President, Business Development, HelloAsia (to 2001); formerly Chief of Staff, U.S. Representative Peter Deutsch (to 1999)	Vice President, Blue Chip Growth Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund
Hugh M. Evans III, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Joseph B. Fath, 1971
Employee, T. Rowe Price; formerly intern, T. Rowe Price (to 2001); Chief Financial Officer and Co-founder, Broadform, Inc. (to 2000); student, the Wharton School, University of Pennsylvania (to 1999); CPA
Vice President, New Horizons Fund
Roger L. Fiery III, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CPA	Vice President, all funds
Mark S. Finn, 1963 Vice President, T. Rowe Price; CPA, CFA	Vice President, Corporate Income Fund, Prime Reserve Fund, and Summit Funds
Alisa Fiumara, 1974 Employee, T. Rowe Price; formerly Associate Analyst, Legg Mason (to 2000); CFA	Vice President, Prime Reserve Fund and Summit Funds
Robert N. Gensler, 1957 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Global Technology Fund and Media & Telecommunications Fund; Vice President, Blue Chip Growth Fund, Developing Technologies Fund, Growth Stock Fund, High Yield Fund, Institutional Income Funds, and Science & Technology Fund

Eric M. Gerster, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Developing Technologies Fund, Global Technology Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, New Horizons Fund, and Science & Technology Fund
David R. Giroux, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Growth & Income Fund, and Value Fund
Gregory S. Golczewski, 1966 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, California Tax-Free Funds, Corporate Income Fund, GNMA Fund, High Yield Fund, Inflation Protected Bond Fund, Institutional Income Funds, International Funds, New Income Fund, Prime Reserve Fund, Reserve Investment Funds, Retirement Funds, Short-Term Bond Fund, Spectrum Funds, State Tax-Free Funds, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Intermediate Bond Fund, Tax-Free Short-Intermediate Fund, U.S. Bond Index Fund, and U.S. Treasury Funds

Michael J. Grogan, 1971 Employee, T. Rowe Price; CFA	Assistant Vice President, New Income Fund
M. Campbell Gunn, 1956 Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, International Funds
Jill L. Hauser, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Developing Technologies Fund, Global Technology Fund, Science & Technology Fund, and Tax-Efficient Funds
Francies W. Hawks, 1944 Assistant Vice President, T. Rowe Price	Assistant Vice President, New Horizons Fund and Small-Cap Value Fund
Charles B. Hill, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Tax-Free Intermediate Bond Fund and Tax-Free Short-Intermediate Fund; Executive Vice President, Summit Municipal Funds; Vice President, Short-Term Bond Fund, State Tax-Free Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and U.S. Treasury Funds

Ann M. Holcomb, 1972 Vice President, T. Rowe Price; CFA	Executive Vice President, Index Trust
Michael W. Holton, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Financial Services Fund; Vice President, Capital Opportunity Fund, Dividend Growth Fund, Growth & Income Fund, and Value Fund
Henry H. Hopkins, 1942
Director and Vice President, T. Rowe Price Group, Inc.,
T. Rowe Price Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.
Vice President, all funds
Thomas J. Huber, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Dividend Growth Fund; Vice President, Blue Chip Growth Fund, Institutional Equity Funds, Real Estate Fund, and Tax-Efficient Funds
Kris H. Jenner, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; M.D., D. Phil.	President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Mid-Cap Growth Fund, New Horizons Fund, and Small-Cap Stock Fund
Lewis Johnson, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly equity analyst intern, Capital Research Company (to 1999)	Vice President, New Era Fund
T. Dylan Jones, 1971Assistant Vice President, T. Rowe Price	Assistant Vice President, California Tax-Free Funds, State Tax-Free Funds, Summit Municipal Funds, and Tax-Exempt Money Fund
Keir R. Joyce, 1972 Assistant Vice President, T. Rowe Price	Assistant Vice President, GNMA Fund and Summit Funds
Paul A. Karpers, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, High Yield Fund and Institutional Income Funds
Ian D. Kelson, 1956Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/Deutsche Asset Management (to 2000)	Vice President, International Funds
Susan J. Klein, 1950 Vice President, T. Rowe Price	Vice President, Health Sciences Fund, New Era Fund, and Small-Cap Value Fund
John H. Laporte, 1945 Vice President, T. Rowe Price; Director and Vice President, T. Rowe Price Group, Inc.; CFA	President, New Horizons Fund; Vice President, Diversified Small-Cap Growth Fund, Health Sciences Fund, Personal Strategy Funds, and Spectrum Funds
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax Free Short-Intermediate Fund
David M. Lee, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Real Estate Fund; Vice President, Capital Appreciation Fund, Dividend Growth Fund, Growth & Income Fund, and New Era Fund
Christopher R. Leonard, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly research associate, Morgan Stanley Dean Witter (to 2000); CFA	Vice President, Blue Chip Growth Fund, Health Sciences Fund, and New America Growth Fund
Alan D. Levenson, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.	Vice President, California Tax-Free Funds, GNMA Fund, Inflation Protected Bond Fund, New Income Fund, Prime Reserve Fund, Reserve Investment Funds, State Tax-Free Funds, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; CFA	Executive Vice President, Value Fund; Vice President, Equity Income Fund, Institutional Equity Funds, and New Era Fund
Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds
Kevin P. Loome, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; CFA	Vice President, High Yield Fund and Institutional Income Funds
Anh Lu, 1968
Vice President, T. Rowe Price Group, Inc., and T. Rowe
Price International, Inc.; formerly Business Development Manager, Microsoft (to 2000); Vice President, Salomon Smith Barney Hong Kong (to 2001)
Vice President, Global Technology Fund and Science & Technology Fund
Joseph K. Lynagh, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Tax-Exempt Money Fund; Executive Vice President, California Tax-Free Funds, State Tax-Free Funds, and Summit Municipal Funds; Vice President, Prime Reserve Fund, Reserve Investment Funds, Summit Funds, and U.S. Treasury Funds

James E. MacMiller, 1966 Assistant Vice President, T. Rowe Price	Vice President, High Yield Fund and Institutional Income Funds
Konstantine B. Mallas, 1963Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, California Tax-Free Funds and Summit Municipal Funds; Vice President, State Tax-Free Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Intermediate Bond Fund, and Tax-Free Short-Intermediate Fund

Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund, New America Growth Fund, and Small-Cap Stock Fund
Jay S. Markowitz, 1962 Vice President, T. Rowe Price; formerly Transplant Surgeon and Assistant Professor of Surgery, Johns Hopkins University School of Medicine (to 2001); M.D.	Vice President, Health Sciences Fund and New Horizons Fund
Gregory A. McCrickard, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, Mid-Cap Value Fund, Retirement Funds, and Small-Cap Value Fund
James M. McDonald, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Prime Reserve Fund, Reserve Investment Funds, and Summit Funds; Vice President, California Tax-Free Funds, State Tax-Free Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, High Yield Fund and Institutional Income Funds
Hugh D. McGuirk, 1960Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Tax-Efficient Funds; Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Intermediate Bond Fund, and Tax-Free Short-Intermediate Fund

Heather K. McPherson, 1960 Employee, T. Rowe Price; formerly intern, Salomon Smith Barney (2001); Vice President of Finance and Administration, Putnam Lovell Securities, Inc.; CPA	Vice President, Capital Appreciation Fund, Equity Income Fund, and Mid-Cap Value Fund
Cheryl A. Mickel, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Inflation Protected Bond Fund, Short-Term Bond Fund, Summit Funds, and U.S. Treasury Funds
Joseph M. Milano, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, New America Growth Fund; Vice President, Financial Services Fund, Global Technology Fund, Institutional Equity Funds, Mid-Cap Growth Fund, Mid-Cap Value Fund, New Horizons Fund, Small-Cap Stock Fund, and Value Fund

Mary J. Miller, 1955 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, California Tax-Free Funds, Corporate Income Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund; Executive Vice President, Tax-Free Intermediate Bond Fund; Vice President, Inflation Protected Bond Fund, Prime Reserve Fund, Reserve Investment Funds, Summit Funds, Tax-Efficient Funds, Tax-Exempt Money Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Raymond A. Mills, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Ph.D., CFA	President, International Index Fund; Vice President, Balanced Fund, Index Trust, and International Funds
George A. Murnaghan, 1956 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Vice President, Institutional International Funds, International Funds, Retirement Funds, and Spectrum Funds
James M. Murphy, 1967Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Portfolio Manager at Prudential Investments (to 2000); CFA	Executive Vice President, Tax-Free High Yield Fund; Vice President, Summit Municipal Funds and Tax-Free Income Fund
Sudhir Nanda, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	Vice President, Diversified Mid-Cap Growth Fund, Diversified Small-Cap Growth Fund, and Index Trust
Philip A. Nestico, 1976 Assistant Vice President, T. Rowe Price	Vice President, Capital Opportunity Fund, Diversified Small-Cap Growth Fund, Financial Services Fund, and Real Estate Fund
Edmund M. Notzon III, 1945 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Ph.D., CFA	President, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and U.S. Bond Index Fund; Vice President, Balanced Fund, GNMA Fund, Inflation Protected Bond Fund, and New Income Fund
Charles M. Ober, 1950 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, New Era Fund; Vice President, Capital Appreciation Fund and Real Estate Fund
Curt J. Organt, 1968 Vice President, T. Rowe Price; formerly Financial and Marketing Analyst, DAP Products, Inc.	Vice President, Mid-Cap Value Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Gonzalo Px87 ngaro, 1968Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; CFA	Vice President, International Funds
Timothy E. Parker, 1974 Vice President, T. Rowe Price; formerly student, Darden Graduate School, University of Virginia (to 2001); Financial Analyst, Robert W. Baird & Co. Inc. (to 1999)	Vice President, Blue Chip Growth Fund, Dividend Growth Fund, and New Era Fund
Charles G. Pepin, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Health Sciences Fund, Institutional Equity Funds, Mid-Cap Value Fund, New America Growth Fund, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds; Vice President, Diversified Small-Cap Growth Fund and Dividend Growth Fund
Joan R. Potee, 1947 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Prime Reserve Fund, Reserve Investment Funds, Summit Funds, and U.S. Treasury Funds
D. James Prey III, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, Growth Stock Fund, International Funds, Media & Telecommunications Fund, and Science & Technology Fund
Larry J. Puglia, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds and Personal Strategy Funds; Vice President, Financial Services Fund, Growth Stock Fund, and Retirement Funds
Karen M. Regan, 1967 Assistant Vice President, T. Rowe Price	Vice President, Blue Chip Growth Fund, Dividend Growth Fund, and Growth & Income Fund
Vernon A. Reid, Jr., 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Inflation Protected Bond Fund, New Income Fund, and U.S. Treasury Funds
Robert A. Revel-Chion, 1965Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Funds
Stephen P. Richter, 1969Vice President, T. Rowe Price; formerly Vice President at Euler ACI (to 2000); CFA	Vice President, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund
Brian C. Rogers, 1955
Chief Investment Officer, Director and Vice President, T. Rowe Price Group, Inc.; Chief Investment Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Trust Company; CFA, CIC
President, Equity Income Fund and Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Capital Appreciation Fund, Personal Strategy Funds, Real Estate Fund, Retirement Funds, and Spectrum Funds

Christopher J. Rothery, 1963Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, International Funds
Jeffrey Rottinghaus, 1970
Vice President, T. Rowe Price; formerly, student, the Wharton School, University of Pennsylvania (to 2001); Information
Technology Consultant, Kelly-Lewey & Associates (to 1999); CPA
Vice President, Blue Chip Growth Fund, Developing Technologies Fund, Dividend Growth Fund, Global Technology Fund, Growth & Income Fund, and Science & Technology Fund
Robert M. Rubino, 1953Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Corporate Income Fund, New Income Fund, Short-Term Bond Fund, and Summit Funds
Philip W. Ruedi, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Mid-Cap Growth Fund
R. Todd Ruppert, 1956Director, Chief Executive Officer, and President, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company
Vice President, Institutional International Funds
James B.M. Seddon, 1964Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, Institutional International Funds, International Funds, and International Index Fund
Daniel O. Shackelford, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Inflation Protected Bond Fund; Vice President, New Income Fund and U.S. Treasury Funds
Robert W. Sharps, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Executive Vice President, Growth Stock Fund and Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Financial Services Fund, Growth & Income Fund, and New America Growth Fund
John Carl A. Sherman, 1972 Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, Health Sciences Fund
Charles M. Shriver, 1967 Assistant Vice President, T. Rowe Price; CFA	Assistant Vice President, Personal Strategy Funds and U.S. Bond Index Fund
Robert W. Smith, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	President, Growth Stock Fund and New America Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth & Income Fund, International Funds, and Media & Telecommunications Fund

Michael F. Sola, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Developing Technologies Fund and Science & Technology Fund; Vice President, Global Technology Fund, Growth Stock Fund, New Horizons Fund, and Small-Cap Stock Fund
William J. Stromberg, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Capital Opportunity Fund; Vice President, Dividend Growth Fund, Equity Income Fund, Financial Services Fund, Real Estate Fund, and Tax-Efficient Funds
Walter P. Stuart III, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, High Yield Fund and Institutional Income Funds
Timothy G. Taylor, 1975 Employee, T. Rowe Price	Assistant Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free Intermediate Bond Fund, and Tax-Free Short-Intermediate Fund
Thomas E. Tewksbury, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, High Yield Fund
Justin Thomson, 1968Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, International Funds
David A. Tiberii, 1965Vice President, T. Rowe Price and T. Rowe Price Group Inc.; CFA	Executive Vice President, Corporate Income Fund; Vice President, New Income Fund and Short-Term Bond Fund
Susan Troll, 1966Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Prime Reserve Fund and Summit Funds
Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, High Yield Fund and Institutional Income Funds; Executive Vice President, Corporate Income Fund; Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Summit Funds
J. David Wagner, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Darden Graduate School of Business Administration, University of Virginia (to 2000); CFA	Vice President, Financial Services Fund, Mid-Cap Value Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Diversified Mid-Cap Growth Fund, Institutional Equity Funds, and New Horizons Fund
David J. Wallack, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Mid-Cap Value Fund; Vice President, Capital Appreciation Fund, Institutional Equity Funds, New Era Fund, Small-Cap Value Fund, and Value Fund
Julie L. Waples, 1970 Vice President, T. Rowe Price	Vice President, all Equity Funds, Index Trust, Institutional Equity Funds, Institutional International Funds, International Funds, International Index Fund, Personal Strategy Funds, and Tax-Efficient Funds

Lea C. Ward, 1968 Assistant Vice President, T. Rowe Price; formerly Customer Finance Analyst, Lucent Technologies (to 2000)	Vice President, Prime Reserve Fund and Summit Funds
David J.L. Warren, 1957Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited
Executive Vice President, International Funds; Vice President, Institutional International Funds, Retirement Funds, and Spectrum Funds
Mark R. Weigman, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	Vice President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
John D. Wells, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Summit Funds
William F. Wendler II, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, Institutional International Funds and International Funds
Dale E. West, 1969 Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; CFA	Vice President, Media & Telecommunications Fund
Richard T. Whitney, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CFA	President, Balanced Fund and Index Trust; Executive Vice President, Diversified Small-Cap Growth Fund and International Index Fund; Vice President, Capital Opportunity Fund, Institutional Equity Funds, International Funds, Personal Strategy Funds, and Retirement Funds

Edward A. Wiese, 1959Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Director, Chief Investment Officer, and Vice President, T. Rowe Price Savings Bank; CFA	President, Prime Reserve Fund, Reserve Investment Funds, Short-Term Bond Fund, and Summit Funds; Executive Vice President, U.S. Treasury Funds; Vice President, California Tax-Free Funds, Institutional International Funds, International Funds, Retirement Funds, Summit Municipal Funds, State Tax-Free Funds, Tax-Exempt Money Fund, Tax-Free Intermediate Bond Fund, and Tax-Free Short-Intermediate Fund

Thea N. Williams, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, High Yield Fund, and Institutional Income Funds
Mary C. Wojciechowski, 1962 Vice President, T. Rowe Price; CFA	Vice President, Index Trust, International Index Fund, and Personal Strategy Funds
Paul W. Wojcik, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Diversified Small-Cap Growth Fund
R. Candler Young, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Investment Banking Summer Associate, Goldman Sachs & Company (to 1999)	Vice President, Growth & Income Fund, Mid-Cap Growth Fund, New America Growth Fund, and New Horizons Fund
Wenhua Zhang, 1970 Vice President, T. Rowe Price; formerly student, the Wharton School, University of Pennsylvania (to 2001); Swiss Reinsurance Company (to 1999); CFA, CPA	Vice President, Developing Technologies Fund, Global Technology Fund, and Small-Cap Stock Fund

Directors` Compensation

The funds do not pay pension or retirement benefits to its directors or officers. The following table shows remuneration paid by the funds to the independent directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International (inside directors) does not receive any remuneration from the funds.

Name of Person	Aggregate Compensation From Fund(a)	Total Compensation From Fund and Fund Complex Paid to Directors(b)
Balanced
Anthony W. Deering	$1,379	$110,000
Donald W. Dick, Jr.	1,379	110,000
David K. Fagin	1,405	112,000
Karen Horn	256	21,347
F. Pierce Linaweaver	1,419	113,000
John G. Schreiber	1,405	112,000
Blue Chip Growth
Anthony W. Deering	$3,108	$110,000
Donald W. Dick, Jr.	3,108	110,000
David K. Fagin	3,173	112,000
Karen Horn	586	21,347
F. Pierce Linaweaver	3,205	113,000
John G. Schreiber	3,173	112,000
California Tax-Free Bond
Anthony W. Deering	$742	$110,000
Donald W. Dick, Jr.	742	110,000
David K. Fagin	755	112,000
Karen Horn	138	21,347
F. Pierce Linaweaver	762	113,000
John G. Schreiber	755	112,000
California Tax-Free Money
Anthony W. Deering	$667	$110,000
Donald W. Dick, Jr.	667	110,000
David K. Fagin	678	112,000
Karen Horn	126	21,347
F. Pierce Linaweaver	684	113,000
John G. Schreiber	678	112,000
Capital Appreciation
Anthony W. Deering	$1,542	$110,000
Donald W. Dick, Jr.	1,542	110,000
David K. Fagin	1,572	112,000
Karen Horn	304	21,347
F. Pierce Linaweaver	1,586	113,000
John G. Schreiber	1,572	112,000
Capital Opportunity
Anthony W. Deering	$652	$110,000
Donald W. Dick, Jr.	652	110,000
David K. Fagin	663	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	668	113,000
John G. Schreiber	663	112,000
Corporate Income
Anthony W. Deering	$667	$110,000
Donald W. Dick, Jr.	667	110,000
David K. Fagin	678	112,000
Karen Horn	126	21,347
F. Pierce Linaweaver	684	113,000
John G. Schreiber	678	112,000
Developing Technologies
Anthony W. Deering	$636	$110,000
Donald W. Dick, Jr.	636	110,000
David K. Fagin	647	112,000
Karen Horn	122	21,347
F. Pierce Linaweaver	652	113,000
John G. Schreiber	647	112,000
Diversified Mid-Cap Growth(c)
Anthony W. Deering	$699	$110,000
Donald W. Dick, Jr.	699	110,000
David K. Fagin	699	110,000
Karen N. Horn	699	110,000
F. Pierce Linaweaver	699	110,000
John G. Schreiber	699	110,000
Diversified Small-Cap Growth
Anthony W. Deering	$650	$110,000
Donald W. Dick, Jr.	650	110,000
David K. Fagin	661	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	666	113,000
John G. Schreiber	661	112,000
Dividend Growth
Anthony W. Deering	$874	$110,000
Donald W. Dick, Jr.	874	110,000
David K. Fagin	889	112,000
Karen Horn	164	21,347
F. Pierce Linaweaver	897	113,000
John G. Schreiber	889	112,000
Emerging Europe & Mediterranean
Anthony W. Deering	$638	$110,000
Donald W. Dick, Jr.	638	110,000
David K. Fagin	649	112,000
Karen Horn	122	21,347
F. Pierce Linaweaver	654	113,000
John G. Schreiber	649	112,000
Emerging Markets Bond
Anthony W. Deering	$729	$110,000
Donald W. Dick, Jr.	729	110,000
David K. Fagin	741	112,000
Karen Horn	136	21,347
F. Pierce Linaweaver	747	113,000
John G. Schreiber	741	112,000
Emerging Markets Stock
Anthony W. Deering	$717	$110,000
Donald W. Dick, Jr.	717	110,000
David K. Fagin	729	112,000
Karen Horn	143	21,347
F. Pierce Linaweaver	735	113,000
John G. Schreiber	729	112,000
Equity Income
Anthony W. Deering	$5,217	$110,000
Donald W. Dick, Jr.	5,217	110,000
David K. Fagin	5,308	112,000
Karen Horn	1,009	21,347
F. Pierce Linaweaver	5,353	113,000
John G. Schreiber	5,308	112,000
Equity Index 500
Anthony W. Deering	$1,954	$110,000
Donald W. Dick, Jr.	1,954	110,000
David K. Fagin	1,992	112,000
Karen Horn	372	21,347
F. Pierce Linaweaver	2,012	113,000
John G. Schreiber	1,992	112,000
European Stock
Anthony W. Deering	$929	$110,000
Donald W. Dick, Jr.	929	110,000
David K. Fagin	946	112,000
Karen Horn	176	21,347
F. Pierce Linaweaver	955	113,000
John G. Schreiber	946	112,000
Extended Equity Market Index
Anthony W. Deering	$660	$110,000
Donald W. Dick, Jr.	660	110,000
David K. Fagin	671	112,000
Karen Horn	127	21,347
F. Pierce Linaweaver	677	113,000
John G. Schreiber	671	112,000
Financial Services
Anthony W. Deering	$751	$110,000
Donald W. Dick, Jr.	751	110,000
David K. Fagin	764	112,000
Karen Horn	143	21,347
F. Pierce Linaweaver	770	113,000
John G. Schreiber	764	112,000
Florida Intermediate Tax-Free
Anthony W. Deering	$673	$110,000
Donald W. Dick, Jr.	673	110,000
David K. Fagin	685	112,000
Karen Horn	127	21,347
F. Pierce Linaweaver	690	113,000
John G. Schreiber	685	112,000
Georgia Tax-Free Bond
Anthony W. Deering	$663	$110,000
Donald W. Dick, Jr.	663	110,000
David K. Fagin	674	112,000
Karen Horn	125	21,347
F. Pierce Linaweaver	679	113,000
John G. Schreiber	674	112,000
Global Stock
Anthony W. Deering	$654	$110,000
Donald W. Dick, Jr.	654	110,000
David K. Fagin	665	112,000
Karen Horn	124	21,.347
F. Pierce Linaweaver	670	113,000
John G. Schreiber	665	112,000
Global Technology
Anthony W. Deering	$653	$110,000
Donald W. Dick, Jr.	653	110,000
David K. Fagin	664	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	669	113,000
John G. Schreiber	664	112,000
GNMA
Anthony W. Deering	$1,235	$110,000
Donald W. Dick, Jr.	1,235	110,000
David K. Fagin	1,259	112,000
Karen Horn	215	21,347
F. Pierce Linaweaver	1,272	113,000
John G. Schreiber	1,259	112,000
Government Reserve Investment
Anthony W. Deering	$260	$110,000
Donald W. Dick, Jr.	260	110,000
David K. Fagin	260	112,000
Karen Horn	199	21,347
F. Pierce Linaweaver	260	113,000
John G. Schreiber	260	112,000
Growth & Income
Anthony W. Deering	$1,378	$110,000
Donald W. Dick, Jr.	1,378	110,000
David K. Fagin	1,406	112,000
Karen Horn	249	21,347
F. Pierce Linaweaver	1,420	113,000
John G. Schreiber	1,406	112,000
Growth Stock
Anthony W. Deering	$2,490	$110,000
Donald W. Dick, Jr.	2,490	110,000
David K. Fagin	2,539	112,000
Karen Horn	485	21,347
F. Pierce Linaweaver	2,564	113,000
John G. Schreiber	2,539	112,000
Health Sciences
Anthony W. Deering	$974	$110,000
Donald W. Dick, Jr.	974	110,000
David K. Fagin	991	112,000
Karen Horn	186	21,347
F. Pierce Linaweaver	1,000	113,000
John G. Schreiber	991	112,000
High Yield
Anthony W. Deering	$1,894	$110,000
Donald W. Dick, Jr.	1,894	110,000
David K. Fagin	1,928	112,000
Karen Horn	374	21,347
F. Pierce Linaweaver	1,945	113,000
John G. Schreiber	1,928	112,000
Inflation Protected Bond
Anthony W. Deering	$633	$110,000
Donald W. Dick, Jr.	633	110,000
David K. Fagin	643	112,000
Karen Horn	121	21,347
F. Pierce Linaweaver	648	113,000
John G. Schreiber	643	112,000
Institutional Emerging Markets Equity
Anthony W. Deering	$630	$110,000
Donald W. Dick, Jr.	630	110,000
David K. Fagin	640	112,000
Karen Horn	120	21,347
F. Pierce Linaweaver	645	113,000
John G. Schreiber	640	112,000
Institutional Foreign Equity
Anthony W. Deering	$1,126	$110,000
Donald W. Dick, Jr.	1,126	110,000
David K. Fagin	1,148	112,000
Karen Horn	194	21,347
F. Pierce Linaweaver	1,159	113,000
John G. Schreiber	1,148	112,000
Institutional High Yield
Anthony W. Deering	$810	$110,000
Donald W. Dick, Jr.	810	110,000
David K. Fagin	821	112,000
Karen Horn	166	21,347
F. Pierce Linaweaver	827	113,000
John G. Schreiber	821	112,000
Institutional Large-Cap Core Growth
Anthony W. Deering	$162	$110,000
Donald W. Dick, Jr.	162	110,000
David K. Fagin	162	112,000
Karen Horn	119	21,347
F. Pierce Linaweaver	162	113,000
John G. Schreiber	162	112,000
Institutional Large-Cap Growth
Anthony W. Deering	$628	$110,000
Donald W. Dick, Jr.	628	110,000
David K. Fagin	638	112,000
Karen Horn	120	21,347
F. Pierce Linaweaver	644	113,000
John G. Schreiber	638	112,000
Institutional Large-Cap Value
Anthony W. Deering	$628	$110,000
Donald W. Dick, Jr.	628	110,000
David K. Fagin	638	112,000
Karen Horn	120	21,347
F. Pierce Linaweaver	644	113,000
John G. Schreiber	638	112,000
Institutional Mid-Cap Equity Growth
Anthony W. Deering	$752	$110,000
Donald W. Dick, Jr.	752	110,000
David K. Fagin	765	112,000
Karen Horn	144	21,347
F. Pierce Linaweaver	771	113,000
John G. Schreiber	765	112,000
Institutional Small-Cap Stock
Anthony W. Deering	$783	$110,000
Donald W. Dick, Jr.	783	110,000
David K. Fagin	796	112,000
Karen Horn	149	21,347
F. Pierce Linaweaver	803	113,000
John G. Schreiber	796	112,000
International Bond
Anthony W. Deering	$1,129	$110,000
Donald W. Dick, Jr.	1,129	110,000
David K. Fagin	1,149	112,000
Karen Horn	211	21,347
F. Pierce Linaweaver	1,160	113,000
John G. Schreiber	1,149	112,000
International Discovery
Anthony W. Deering	$816	$110,000
Donald W. Dick, Jr.	816	110,000
David K. Fagin	830	112,000
Karen Horn	164	21,347
F. Pierce Linaweaver	837	113,000
John G. Schreiber	830	112,000
International Equity Index
Anthony W. Deering	$632	$110,000
Donald W. Dick, Jr.	632	110,000
David K. Fagin	642	112,000
Karen Horn	120	21,347
F. Pierce Linaweaver	647	113,000
John G. Schreiber	642	112,000
International Growth & Income
Anthony W. Deering	$640	$110,000
Donald W. Dick, Jr.	640	110,000
David K. Fagin	650	112,000
Karen Horn	127	21,347
F. Pierce Linaweaver	655	113,000
John G. Schreiber	650	112,000
International Stock
Anthony W. Deering	$2,576	$110,000
Donald W. Dick, Jr.	2,576	110,000
David K. Fagin	2,633	112,000
Karen Horn	465	21,347
F. Pierce Linaweaver	2,662	113,000
John G. Schreiber	2,633	112,000
Japan
Anthony W. Deering	$674	$110,000
Donald W. Dick, Jr.	674	110,000
David K. Fagin	685	112,000
Karen Horn	130	21,347
F. Pierce Linaweaver	691	113,000
John G. Schreiber	685	112,000
Latin America
Anthony W. Deering	$686	$110,000
Donald W. Dick, Jr.	686	110,000
David K. Fagin	697	112,000
Karen Horn	131	21,347
F. Pierce Linaweaver	703	113,000
John G. Schreiber	697	112,000
Maryland Short-Term Tax-Free Bond
Anthony W. Deering	$728	$110,000
Donald W. Dick, Jr.	728	110,000
David K. Fagin	740	112,000
Karen Horn	137	21,347
F. Pierce Linaweaver	747	113,000
John G. Schreiber	740	112,000
Maryland Tax-Free Bond
Anthony W. Deering	$1,203	$110,000
Donald W. Dick, Jr.	1,203	110,000
David K. Fagin	1,227	112,000
Karen Horn	212	21,347
F. Pierce Linaweaver	1,239	113,000
John G. Schreiber	1,227	112,000
Maryland Tax-Free Money
Anthony W. Deering	$657	$110,000
Donald W. Dick, Jr.	657	110,000
David K. Fagin	668	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	673	113,000
John G. Schreiber	668	112,000
Media & Telecommunications
Anthony W. Deering	$836	$110,000
Donald W. Dick, Jr.	836	110,000
David K. Fagin	850	112,000
Karen Horn	161	21,347
F. Pierce Linaweaver	858	113,000
John G. Schreiber	850	112,000
Mid-Cap Growth
Anthony W. Deering	$3,704	$110,000
Donald W. Dick, Jr.	3,704	110,000
David K. Fagin	3,775	112,000
Karen Horn	773	21,347
F. Pierce Linaweaver	3,810	113,000
John G. Schreiber	3,775	112,000
Mid-Cap Value
Anthony W. Deering	$1,134	$110,000
Donald W. Dick, Jr.	1,134	110,000
David K. Fagin	1,154	112,000
Karen Horn	232	21,347
F. Pierce Linaweaver	1,165	113,000
John G. Schreiber	1,154	112,000
New America Growth
Anthony W. Deering	$983	$110,000
Donald W. Dick, Jr.	983	110,000
David K. Fagin	1,001	112,000
Karen Horn	184	21,347
F. Pierce Linaweaver	1,011	113,000
John G. Schreiber	1,001	112,000
New Asia
Anthony W. Deering	$893	$110,000
Donald W. Dick, Jr.	893	110,000
David K. Fagin	909	112,000
Karen Horn	176	21,347
F. Pierce Linaweaver	917	113,000
John G. Schreiber	909	112,000
New Era
Anthony W. Deering	$1,068	$110,000
Donald W. Dick, Jr.	1,068	110,000
David K. Fagin	1,089	112,000
Karen Horn	199	21,347
F. Pierce Linaweaver	1,099	113,000
John G. Schreiber	1,089	112,000
New Horizons
Anthony W. Deering	$2,286	$110,000
Donald W. Dick, Jr.	2,286	110,000
David K. Fagin	2,331	112,000
Karen Horn	450	21,347
F. Pierce Linaweaver	2,354	113,000
John G. Schreiber	2,331	112,000
New Income
Anthony W. Deering	$1,556	$110,000
Donald W. Dick, Jr.	1,556	110,000
David K. Fagin	1,586	112,000
Karen Horn	279	21,347
F. Pierce Linaweaver	1,602	113,000
John G. Schreiber	1,586	112,000
New Jersey Tax-Free Bond
Anthony W. Deering	$690	$110,000
Donald W. Dick, Jr.	690	110,000
David K. Fagin	702	112,000
Karen Horn	130	21,347
F. Pierce Linaweaver	707	113,000
John G. Schreiber	702	112,000
New York Tax-Free Bond
Anthony W. Deering	$725	$110,000
Donald W. Dick, Jr.	725	110,000
David K. Fagin	737	112,000
Karen Horn	135	21,347
F. Pierce Linaweaver	743	113,000
John G. Schreiber	737	112,000
New York Tax-Free Money
Anthony W. Deering	$672	$110,000
Donald W. Dick, Jr.	672	110,000
David K. Fagin	684	112,000
Karen Horn	126	21,347
F. Pierce Linaweaver	689	113,000
John G. Schreiber	684	112,000
Personal Strategy Balanced
Anthony W. Deering	$923	$110,000
Donald W. Dick, Jr.	923	110,000
David K. Fagin	940	112,000
Karen Horn	174	21,347
F. Pierce Linaweaver	949	113,000
John G. Schreiber	940	112,000
Personal Strategy Growth
Anthony W. Deering	$795	$110,000
Donald W. Dick, Jr.	795	110,000
David K. Fagin	808	112,000
Karen Horn	153	21,347
F. Pierce Linaweaver	815	113,000
John G. Schreiber	808	112,000
Personal Strategy Income
Anthony W. Deering	$750	$110,000
Donald W. Dick, Jr.	750	110,000
David K. Fagin	763	112,000
Karen Horn	142	21,347
F. Pierce Linaweaver	769	113,000
John G. Schreiber	763	112,000
Prime Reserve
Anthony W. Deering	$3,060	$110,000
Donald W. Dick, Jr.	3,060	110,000
David K. Fagin	3,129	112,000
Karen Horn	505	21,347
F. Pierce Linaweaver	3,164	113,000
John G. Schreiber	3,129	112,000
Real Estate
Anthony W. Deering	$701	$110,000
Donald W. Dick, Jr.	701	110,000
David K. Fagin	713	112,000
Karen Horn	137	21,347
F. Pierce Linaweaver	718	113,000
John G. Schreiber	713	112,000
Reserve Investment
Anthony W. Deering	$541	$110,000
Donald W. Dick, Jr.	541	110,000
David K. Fagin	541	112,000
Karen N. Horn	434	21,347
F. Pierce Linaweaver	541	113,000
John G. Schreiber	541	112,000
Retirement 2005(d)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2010
Anthony W. Deering	$642	$110,000
Donald W. Dick, Jr.	642	110,000
David K. Fagin	653	112,000
Karen Horn	126	21,347
F. Pierce Linaweaver	658	113,000
John G. Schreiber	653	112,000
Retirement 2015 (d)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2020
Anthony W. Deering	$646	$110,000
Donald W. Dick, Jr.	646	110,000
David K. Fagin	657	112,000
Karen Horn	128	21,347
F. Pierce Linaweaver	662	113,000
John G. Schreiber	657	112,000
Retirement 2025 (d)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2030
Anthony W. Deering	$639	$110,000
Donald W. Dick, Jr.	639	110,000
David K. Fagin	649	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	654	113,000
John G. Schreiber	649	112,000
Retirement 2035 (d)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2040
Anthony W. Deering	$629	$110,000
Donald W. Dick, Jr.	629	110,000
David K. Fagin	639	112,000
Karen Horn	121	21,347
F. Pierce Linaweaver	645	113,000
John G. Schreiber	639	112,000
Retirement Income
Anthony W. Deering	$634	$110,000
Donald W. Dick, Jr.	634	110,000
David K. Fagin	644	112,000
Karen Horn	122	21,347
F. Pierce Linaweaver	649	113,000
John G. Schreiber	644	112,000
Science & Technology
Anthony W. Deering	$2,308	$110,000
Donald W. Dick, Jr.	2,308	110,000
David K. Fagin	2,354	112,000
Karen Horn	456	21,347
F. Pierce Linaweaver	2,376	113,000
John G. Schreiber	2,354	112,000
Short-Term Bond
Anthony W. Deering	$1,079	$110,000
Donald W. Dick, Jr.	1,079	110,000
David K. Fagin	1,098	112,000
Karen Horn	207	21,347
F. Pierce Linaweaver	1,108	113,000
John G. Schreiber	1,098	112,000
Small-Cap Stock
Anthony W. Deering	$2,315	$110,000
Donald W. Dick, Jr.	2,315	110,000
David K. Fagin	2,361	112,000
Karen Horn	458	21,347
F. Pierce Linaweaver	2,384	113,000
John G. Schreiber	2,361	112,000
Small-Cap Value
Anthony W. Deering	$1,829	$110,000
Donald W. Dick, Jr.	1,829	110,000
David K. Fagin	1,865	112,000
Karen Horn	354	21,347
F. Pierce Linaweaver	1,884	113,000
John G. Schreiber	1,865	112,000
Spectrum Growth
Anthony W. Deering	$1,429	$110,000
Donald W. Dick, Jr.	1,429	110,000
David K. Fagin	1,457	112,000
Karen Horn	267	21,347
F. Pierce Linaweaver	1,471	113,000
John G. Schreiber	1,457	112,000
Spectrum Income
Anthony W. Deering	$1,937	$110,000
Donald W. Dick, Jr.	1,937	110,000
David K. Fagin	1,975	112,000
Karen Horn	358	21,347
F. Pierce Linaweaver	1,993	113,000
John G. Schreiber	1,975	112,000
Spectrum International
Anthony W. Deering	$650	$110,000
Donald W. Dick, Jr.	650	110,000
David K. Fagin	661	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	666	113,000
John G. Schreiber	661	112,000
Summit Cash Reserves
Anthony W. Deering	$1,968	$110,000
Donald W. Dick, Jr.	1,968	110,000
David K. Fagin	2,011	112,000
Karen Horn	328	21,347
F. Pierce Linaweaver	2,033	113,000
John G. Schreiber	2,011	112,000
Summit GNMA
Anthony W. Deering	$670	$110,000
Donald W. Dick, Jr.	670	110,000
David K. Fagin	682	112,000
Karen Horn	125	21,347
F. Pierce Linaweaver	687	113,000
John G. Schreiber	682	112,000
Summit Municipal Income
Anthony W. Deering	$665	$110,000
Donald W. Dick, Jr.	665	110,000
David K. Fagin	676	112,000
Karen Horn	125	21,347
F. Pierce Linaweaver	682	113,000
John G. Schreiber	676	112,000
Summit Municipal Intermediate
Anthony W. Deering	$674	$110,000
Donald W. Dick, Jr.	674	110,000
David K. Fagin	686	112,000
Karen Horn	127	21,347
F. Pierce Linaweaver	691	113,000
John G. Schreiber	686	112,000
Summit Municipal Money Market
Anthony W. Deering	$755	$110,000
Donald W. Dick, Jr.	755	110,000
David K. Fagin	768	112,000
Karen Horn	146	21,347
F. Pierce Linaweaver	774	113,000
John G. Schreiber	768	112,000
Tax-Efficient Balanced
Anthony W. Deering	$644	$110,000
Donald W. Dick, Jr.	644	110,000
David K. Fagin	655	112,000
Karen Horn	122	21,347
F. Pierce Linaweaver	660	113,000
John G. Schreiber	655	112,000
Tax-Efficient Growth
Anthony W. Deering	$654	$110,000
Donald W. Dick, Jr.	654	110,000
David K. Fagin	665	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	670	113,000
John G. Schreiber	665	112,000
Tax-Efficient Multi-Cap Growth
Anthony W. Deering	$634	$110,000
Donald W. Dick, Jr.	634	110,000
David K. Fagin	644	112,000
Karen Horn	120	21,347
F. Pierce Linaweaver	649	113,000
John G. Schreiber	644	112,000
Tax-Exempt Money
Anthony W. Deering	$935	$110,000
Donald W. Dick, Jr.	935	110,000
David K. Fagin	952	112,000
Karen Horn	170	21,347
F. Pierce Linaweaver	961	113,000
John G. Schreiber	952	112,000
Tax-Free High Yield
Anthony W. Deering	$1,111	$110,000
Donald W. Dick, Jr.	1,111	110,000
David K. Fagin	1,132	112,000
Karen Horn	199	21,347
F. Pierce Linaweaver	1,143	113,000
John G. Schreiber	1,132	112,000
Tax-Free Income
Anthony W. Deering	$1,284	$110,000
Donald W. Dick, Jr.	1,284	110,000
David K. Fagin	1,310	112,000
Karen Horn	232	21,347
F. Pierce Linaweaver	1,323	113,000
John G. Schreiber	1,310	112,000
Tax-Free Intermediate Bond
Anthony W. Deering	$697	$110,000
Donald W. Dick, Jr.	697	110,000
David K. Fagin	709	112,000
Karen Horn	131	21,347
F. Pierce Linaweaver	715	113,000
John G. Schreiber	709	112,000
Tax-Free Short-Intermediate
Anthony W. Deering	$877	$110,000
Donald W. Dick, Jr.	877	110,000
David K. Fagin	893	112,000
Karen Horn	161	21,347
F. Pierce Linaweaver	901	113,000
John G. Schreiber	893	112,000
Total Equity Market Index
Anthony W. Deering	$718	$110,000
Donald W. Dick, Jr.	718	110,000
David K. Fagin	730	112,000
Karen Horn	138	21,347
F. Pierce Linaweaver	736	113,000
John G. Schreiber	730	112,000
U.S. Bond Index
Anthony W. Deering	$664	$110,000
Donald W. Dick, Jr.	664	110,000
David K. Fagin	675	112,000
Karen Horn	124	21,347
F. Pierce Linaweaver	681	113,000
John G. Schreiber	675	112,000
U.S. Treasury Intermediate
Anthony W. Deering	$799	$110,000
Donald W. Dick, Jr.	799	110,000
David K. Fagin	813	112,000
Karen Horn	145	21,347
F. Pierce Linaweaver	820	113,000
John G. Schreiber	813	112,000
U.S. Treasury Long-Term
Anthony W. Deering	$747	$110,000
Donald W. Dick, Jr.	747	110,000
David K. Fagin	760	112,000
Karen Horn	137	21,347
F. Pierce Linaweaver	766	113,000
John G. Schreiber	760	112,000
U.S. Treasury Money
Anthony W. Deering	$1,102	$110,000
Donald W. Dick, Jr.	1,102	110,000
David K. Fagin	1,124	112,000
Karen Horn	196	21,347
F. Pierce Linaweaver	1,134	113,000
John G. Schreiber	1,124	112,000
Value
Anthony W. Deering	$1,173	$110,000
Donald W. Dick, Jr.	1,173	110,000
David K. Fagin	1,196	112,000
Karen Horn	217	21,347
F. Pierce Linaweaver	1,207	113,000
John G. Schreiber	1,196	112,000
Virginia Tax-Free Bond
Anthony W. Deering	$801	$110,000
Donald W. Dick, Jr.	801	110,000
David K. Fagin	815	112,000
Karen Horn	148	21,347
F. Pierce Linaweaver	822	113,000
John G. Schreiber	815	112,000

Amounts in this column are based on accrued compensation for calendar year 2003

Amounts in this column are based on compensation received for calendar year 2003.

(c)Expenses estimated for the period January 1, 2004 through December 31, 2004.
(d)Expenses estimated for the period February 27, 2004 through May 31, 2004.

Directors` Holdings in the Price Funds

The following table sets forth the Price Fund holdings of the independent and inside directors, as of December 31, 2003.

	Deering	Dick	Fagin	Horn	Linaweaver	Schreiber
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000
Balanced Fund	None	None	None	None	over $100,000	None
Blue Chip Growth Fund	None	$10,001-$50,000	over $100,000	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None	None
Capital Appreciation Fund	None	over $100,000	None	None	None	None
Capital Opportunity Fund	None	None	None	None	None	None
Corporate Income Fund	None	None	None	None	None	None
Developing Technologies Fund	None	None	None	None	None	None
Diversified Mid-Cap Growth Fund	None	None	None	None	None	None
Diversified Small-Cap Growth Fund	None	None	None	None	None	None
Dividend Growth Fund	None	None	$10,001-$50,000	None	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None	None
Emerging Markets Stock Fund	None	None	None	None	None	None
Equity Income Fund	over $100,000	$50,001-$100,000	$50,001-$100,000	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None
Equity Income Fund— R Class	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None
European Stock Fund	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	None	None	None
Extended Equity Market Index Fund	None	None	None	None	None	None
Financial Services Fund	None	$10,001-$50,000	None	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None
Global Stock Fund	None	None	None	None	None	None
Global Technology Fund	None	None	None	None	None	None
GNMA Fund	None	None	None	None	None	over $100,000
Government Reserve Investment Fund	None	None	None	None	None	None
Growth & Income Fund	None	$1-$10,000	None	None	None	over $100,000
Growth Stock Fund	None	$10,001-$50,000	None	None	$10,001-$50,000	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None
Growth Stock Fund— R Class	None	None	None	None	None	None
Health Sciences Fund	None	$10,001-$50,000	None	None	None	None
Health Sciences Portfolio	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None
High Yield Fund	None	$50,001-$100,000	None	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None
Institutional Large-Cap Core Growth Fund	None	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None
International Bond Fund	None	$10,001-$50,000	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None
International Discovery Fund	$50,001-$100,000	$10,001-$50,000	None	None	over $100,000	None
International Equity Index Fund	None	None	None	None	None	None
International Growth & Income Fund	None	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None
International Stock Fund	over $100,000	None	over $100,000	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None
Japan Fund	None	None	None	None	None	None
Latin America Fund	None	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None	None
Media & Telecommunications Fund	$50,001-$100,000	None	None	None	None	None
Mid-Cap Growth Fund	over $100,000	$10,001-$50,000	over $100,000	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None
Mid-Cap Growth Fund— R Class	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Mid-Cap Value Fund— R Class	None	None	None	None	None	None
New America Growth Fund	None	None	None	None	over $100,000	None
New America Growth Portfolio	None	None	None	None	None	None
New Asia Fund	None	None	$10,001-$50,000	None	None	None
New Era Fund	None	None	None	None	None	None
New Horizons Fund	over $100,000	$10,001-$50,000	$1-$10,000	None	over $100,000	None
New Income Fund	None	$50,001-$100,000	None	None	None	over $100,000
New Income Fund—Advisor Class	None	None	None	None	None	None
New Income Fund— R Class	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None	None
Prime Reserve Fund	None	over $100,000	None	None	$10,001-$50,000	$10,001-$50,000
Prime Reserve Portfolio	None	None	None	None	None	None
Real Estate Fund	None	None	None	None	None	None
Reserve Investment Fund	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None	None	None
Retirement 2020 Fund	None	None	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None	None	None
Retirement 2030 Fund	None	None	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None	None	None
Retirement Income Fund	None	None	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None	None	None
Retirement Income Fund—R Class	None	None	None	None	None	None
Science & Technology Fund	over $100,000	None	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None
Short-Term Bond Fund	None	None	$50,001-$100,000	None	None	over $100,000
Small-Cap Stock Fund	None	$10,001-$50,000	over $100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None
Small-Cap Value Fund	None	$10,001-$50,000	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Spectrum Growth Fund	None	None	None	None	None	None
Spectrum Income Fund	None	None	None	None	None	None
Spectrum International Fund	None	None	None	None	None	None
Summit Cash Reserves Fund	None	over $100,000	over $100,000	None	None	over $100,000
Summit GNMA Fund	None	None	None	None	None	None
Summit Municipal Income Fund	None	None	over $100,000	None	None	over $100,000
Summit Municipal Intermediate Fund	None	None	None	None	None	over $100,000
Summit Municipal Money Market Fund	None	None	over $100,000	None	None	over $100,000
Tax-Efficient Balanced Fund	None	None	$50,001-$100,000	None	None	None
Tax-Efficient Growth Fund	None	None	$10,001-$50,000	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	over $100,000
Tax-Free High Yield Fund	None	None	None	None	None	over $100,000
Tax-Free Income Fund	None	None	None	None	None	over $100,000
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	over $100,000
Total Equity Market Index Fund	None	None	None	None	None	None
U.S. Bond Index Fund	None	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	over $100,000	None	None	None	over $100,000
U.S. Treasury Long-Term Fund	None	None	None	None	None	over $100,000
U.S. Treasury Money Fund	None	None	None	None	None	over $100,000
Value Fund	None	$10,001-$50,000	$50,001-$100,000	None	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None	None	None

	Kennedy	Reynolds	Laporte	Riepe	Testa
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Balanced Fund	None	None	None	over $100,000	None
Blue Chip Growth Fund	None	None	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None
Capital Appreciation Fund	over $100,000	None	over $100,000	over $100,000	None
Capital Opportunity Fund	$10,001-$50,000	None	$50,001-$100,000	None	None
Corporate Income Fund	None	None	None	None	None
Developing Technologies Fund	None	None	over $100,000	None	None
Diversified Mid-Cap Growth Fund	None	None	None	None	None
Diversified Small-Cap Growth Fund	None	None	None	None	None
Dividend Growth Fund	$50,001-$100,000	None	None	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None
Emerging Markets Stock Fund	$50,001-$100,000	None	None	over $100,000	over $100,000
Equity Income Fund	$10,001-$50,000	$50,001-$100,000	None	over $100,000	None
Equity Income Fund—Advisor Class	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None
European Stock Fund	None	None	$10,001-$50,000	over $100,000	None
Extended Equity Market Index Fund	None	None	None	None	None
Financial Services Fund	over $100,000	None	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None
Global Stock Fund	None	None	None	None	None
Global Technology Fund	None	None	None	None	None
GNMA Fund	None	over $100,000	None	None	None
Government Reserve Investment Fund	None	None	None	None	None
Growth & Income Fund	None	None	None	over $100,000	None
Growth Stock Fund	over $100,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None
Health Sciences Fund	over $100,000	over $100,000	None	None	over $100,000
Health Sciences Portfolio	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None
High Yield Fund	None	$1-$10,000	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	over $100,000
Institutional Large-Cap Core Growth Fund	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None
International Bond Fund	None	$1-$10,000	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None
International Discovery Fund	None	None	over $100,000	$1-$10,000	$10,001-$50,000
International Equity Index Fund	None	None	None	None	None
International Growth & Income Fund	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None
International Growth & Income Fund— R Class	None	None	None	None	None
International Stock Fund	over $100,000	None	over $100,000	over $100,000	over $100,000
International Stock Fund—Advisor Class	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None
Japan Fund	over $100,000	None	None	over $100,000	None
Latin America Fund	$50,001-$100,000	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	over $100,000	None	None	None
Maryland Tax-Free Bond Fund	None	over $100,000	over $100,000	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None
Media & Telecommunications Fund	over $100,000	None	None	None	None
Mid-Cap Growth Fund	over $100,000	over $100,000	over $100,000	None	over $100,000
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None
Mid-Cap Value Fund	over $100,000	None	None	None	over $100,000
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None
New America Growth Fund	over $100,000	None	over $100,000	None	None
New America Growth Portfolio	None	None	None	None	None
New Asia Fund	over $100,000	None	over $100,000	$10,001-$50,000	None
New Era Fund	over $100,000	None	None	None	None
New Horizons Fund	None	over $100,000	over $100,000	None	over $100,000
New Income Fund	None	None	$50,001-$100,000	None	None
New Income Fund—Advisor Class	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None
Prime Reserve Fund	$50,001-$100,000	$1-$10,000	$10,001-$50,000	over $100,000	$1-$10,000
Prime Reserve Portfolio	None	None	None	None	None
Real Estate Fund	None	None	None	None	$10,001-$50,000
Reserve Investment Fund	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None	None
Retirement 2020 Fund	None	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None	None
Retirement 2030 Fund	None	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None	None
Retirement 2040 Fund	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None	None
Retirement Income Fund	None	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None	None
Retirement Income Fund—R Class	None	None	None	None	None
Science & Technology Fund	None	over $100,000	over $100,000	over $100,000	None
Science & Technology Fund—Advisor Class	None	None	None	None	None
Short-Term Bond Fund	None	over $100,000	None	over $100,000	None
Small-Cap Stock Fund	over $100,000	$50,001-$100,000	None	None	$10,001-$50,000
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None
Small-Cap Value Fund	None	$10,001-$50,000	None	over $100,000	over $100,000
Small-Cap Value Fund—Advisor Class	None	None	None	None	None
Spectrum Growth Fund	None	None	None	None	None
Spectrum Income Fund	None	None	None	None	None
Spectrum International Fund	None	None	None	None	None
Summit Cash Reserves Fund	over $100,000	None	over $100,000	over $100,000	over $100,000
Summit GNMA Fund	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	None
Summit Municipal Intermediate Fund	None	None	None	None	None
Summit Municipal Money Market Fund	over $100,000	$10,001-$50,000	None	over $100,000	None
Tax-Efficient Balanced Fund	None	None	None	None	None
Tax-Efficient Growth Fund	None	None	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None	None
Tax-Exempt Money Fund	over $100,000	$50,001-$100,000	None	None	over $100,000
Tax-Free High Yield Fund	None	None	None	None	None
Tax-Free Income Fund	None	None	None	None	$10,001-$50,000
Tax-Free Income Fund—Advisor Class	None	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	$1-$10,000	None	over $100,000	None
Total Equity Market Index Fund	None	None	None	over $100,000	None
U.S. Bond Index Fund	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	$50,001-$100,000	None	None	None
U.S. Treasury Long-Term Fund	None	None	None	None	None
U.S. Treasury Money Fund	None	None	None	None	None
Value Fund	over $100,000	$50,001-$100,000	over $100,000	over $100,000	over $100,000
Value Fund—Advisor Class	None	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None	None

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2004, the directors and officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund.

As of January 31, 2004, the following shareholders of record owned more than 5% of the outstanding shares of the funds.
Shareholder	Fund	%
Aage V. Jensen Charity FoundationAeulestrasse 59490 Vaduz Liechtenstein	Institutional Large-Cap Growth Institutional Large-Cap Value	18.1212.01
Arnold Sagner/Monica Sagner: AgentZCOR Limited Partnership LLPP. O. Box 416Ellicott City, Maryland 21041-0416	Maryland Tax-Free Money	11.55
Barnaclesailc/o T. Rowe Price AssociatesAttn.: Mid-Cap Growth Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Government Reserve Investment	49.59(a)
Bread & Co.c/o T. Rowe Price AssociatesAttn.: Balanced Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Institutional High Yield	20.30
Bridgesail & Co.c/o T. Rowe Price AssociatesAttn.: Science & Technology Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Government Reserve Investment	17.86
Brookline Contributory Retirement Systems333 Washington StreetBrookline, Massachusetts 02445-6853	Institutional Small-Cap Stock	5.55
Carter O. Hoffman20 Meadow RoadBaltimore, Maryland 21212-1021	Maryland Tax-Free Money	5.41
Carey & Co.c/o Huntington Trust Co.7 Easton OvalColumbus, Ohio 43219-6010	Institutional Large-Cap Value	57.42(a)
Charles Schwab & Co. Inc.Reinvest AccountAttn.: Mutual Fund Department101 Montgomery StreetSan Francisco, California 94104-4122	Capital AppreciationEmerging Markets StockEuropean StockFinancial ServicesHigh YieldInternational BondJapanMid-Cap GrowthMid-Cap ValueNew AsiaNew EraSmall-Cap ValueSummit Municipal IntermediateTax-Free Short-Intermediate	7.179.9812.107.115.3611.717.7611.875.848.858.995.5815.765.56
Coleman M. BrandtGrace L. Brandt JT TEN330 West 72nd Street, Apt. 10ANew York, New York 10023-2649	New York Tax-Free Money	7.58
Episcopal Community Services of the Diocese of PennsylvaniaAttn.: Arthur J. Eyre225 South 3rd StreetPhiladelphia, Pennsylvania 19106-3910	Institutional Large-Cap Growth Institutional Large-Cap Value	22.5214.78
Georgette O`Connor Day TRGeorgette O`Connor Day Trust301 North Bundy DriveLos Angeles, California 90049-2827	California Tax-Free Money	6.14
Fidelity Management TRFBO Retirement Savings Plan for Pilots of US Airways Inc.82 Devonshire Street Z1MBoston, Massachusetts 02109-3614	Institutional Large-Cap Value	9.45
Hartford Life Insurance Co.Separate Account TKAttn.: David Ten BroeckP.O. Box 2999Hartford, Connecticut 06104-2999	Personal Strategy BalancedPersonal Strategy Growth	5.215.59
Harris Trust & Savings Bank Agent for Various Trust/Custodian AccountsReinvest AccountMutual Funds UnitP.O. Box 71940Chicago, Illinois 60694-1940	Institutional Emerging Markets Equity	13.05
Harris Trust & Savings Bank Agent for Various Trust/Custodian AccountsCash AccountMutual Funds UnitP.O. Box 71940Chicago, Illinois 60694-1940	Institutional Emerging Markets Equity	39.06(a)
Hollowwave Company State Street CorporationAttn.: Mutual Fund DepartmentP.O. Box 9242Boston, Massachusetts 02209-9242	Institutional Mid-Cap Equity Growth	13.77
Ladybug & Co.c/o T. Rowe Price AssociatesAttn.: Personal Strategy Balanced Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Institutional High Yield	9.20
Mac & Co.Mutual Funds OperationsP.O. Box 3198525 William Penn PlacePittsburgh, PA 15219-1707	Retirement 2010Retirement 2020Retirement 2030Retirement 2040Retirement Income	8.347.065.656.828.27
Mainbody & Co.c/o T. Rowe Price AssociatesAttn.: GNMA Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Government Reserve Investment	23.88
Manulife Financial USAAttn.: Laura Ross SRS Accounting250 Bloor Street East 7E FloorToronto Ontario Canada M4W1E5	Health SciencesSpectrum Income	7.1823.02
Mercantile Safe Deposit & TrustTR Maryland InstituteAttn.: Mutual Funds766 Old Hammonds Ferry RoadLinthicum, Maryland 21090-1317	Institutional Emerging Markets Equity	6.75
National Financial Services LLC for the Exclusive Benefit of Our Customers200 Liberty StreetOne World Financial Center, 5th FloorNew York, New York 10281-1003	Mid-Cap Value	6.09
National Financial Services LLC for the Exclusive Benefit of Our Customers200 Liberty StreetOneWorld Financial CenterNew York, New York 10281-1003	Emerging Europe & Mediterranean	5.36
National Financial Services for the Exclusive Benefit of Our Customers200 Liberty StreetOneWorld Financial Center, 4th FloorNew York, New York 10281-1003	Capital Appreciation	5.10
Northern Trust Co. CustodianFBO Joseph P. Kennedy Jr. FoundationP.O. Box 92956Chicago, Illinois 60675-2956	Corporate Income	5.72
Northern Trust Co. TrustFBO AVAYA 22-09732P.O. Box 92956Chicago, Illinois 60675-2956	Institutional High Yield	8.21
Northern Trust Company TRFBO Pfizer Savings and Investment PlanP.O. Box 92994Chicago, Illinois 60675-2956	Value	6.32
Northern Trust Co. TRIllinois Tool Works Pension TrustAttn.: Felix Rodriquez3600 West Lake AvenueGlenview, Illinois 60025-1215	Institutional Small-Cap Stock	17.75
Norwest Bank Company N A TR FBO State of Minnesota Deferred Compensation PlanMinnesota State Deferred Compensation Plan Trustc/o Great West Life Recordkeeper8515 East Orchard RoadAttn.: 2T2Englewood, Colorado 80111-5037	Small-Cap Stock	6.10
Oceanoar & Co.c/o T. Rowe Price AssociatesAttn.: Small-Cap Value Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Reserve Investment	5.08
Overlap & Co.c/o T. Rowe Price AssociatesAttn.: Small-Cap Stock Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Reserve Investment	9.65
Pershing Division of DLJ Securities Corporation for Exclusive Benefit of T. Rowe Price Money Fund Customer Accounts1 Pershing PlazaJersey City, New Jersey 07399-0002	Emerging Markets StockMaryland Tax-Free Money Summit Cash ReservesTax-Exempt Money	19.665.365.536.50
Pirateline & CompanyT. Rowe Price AssociatesAttn.: Fund Accounting Department100 East Pratt StreetBaltimore, Maryland 21202-1009	Growth & IncomeInternational Growth & IncomeInternational StockNew Horizons Mid-Cap Value	8.9844.41(a)7.008.339.00
Post & Co.c/o The Bank of New YorkMutual Fund Reorg Department, 6th FloorP.O. Box 1066Wall Street StationNew York, New York 10268-1066	Institutional Large-Cap Core Growth	61.70(a)
Putnam InvestmentsThomson Holdings Inc. Savings PlanAttn. DC Plan Admin. TeamOne Investors WayMailstop N7ENorwood, Massachusetts 02062-1599	Value	5.22
ReincoP.O. Box 1930Honolulu, HI 96805-1930	Institutional Large-Cap Growth	14.84
Saxon and Co.OmnibusP.O. Box 7780-1888Philadelphia, Pennsylvania 19182-0001	Growth Stock	6.99
Seamile & Co.T. Rowe Price AssociatesAttn.: Capital Appreciation Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Reserve Investment	11.03
Schering-Plough Corp.Post Retirement Institutec/o Gary KarlinOne Giralda FarmsMadison, New Jersey 07940-1010	Institutional Emerging Markets Equity	17.71
Sigler & Co. CustSmithsonian InstitutionTony Moceri3 Chase Metrotech Center, 5th FloorBrooklyn, New York 11245-0001	Institutional Small-Cap Stock	17.75
Smithsonian InstitutionMs. Debra WinsteadTony Moceri3 Chase Metrotech Center, 5th FloorBrooklyn, New York 11245-0001	Institutional Foreign Equity	5.29
State Street Bank & Trust Co. Trust TRFor Defined Benefit Plans of Zeneca Holdings Inc. Attn.: Robert SkinnerOne Enterprise Drive, W5CNorth Quincy, Massachusetts 02171-2126	Institutional High Yield	9.53
State Street CustodianTelluride AssociationAttn.: Dan Connolly200 Newport AvenueNorth Quincy, Massachusttes 02171-2145	Institutional Emerging Markets Equity	9.13
State Street Trust & Banking Company FBO Fund Number 2371040Shirovama JT Trust Tower4-3-1 Toranomon Minato-KUTokyo, Japan 105-6014	Institutional Small-Cap Stock	14.51
Stichting PensioenfondsVan de Koninklijke NedlloydP.O. Box 19823000 B Z RotterdamThe Netherlands	Institutional Mid-Cap Equity Growth	7.71
Strafe & Co. FAOMWC Hosp Auth Fiduciary CapP.O. Box 160Westerville, Ohio 43086-0160	Institutional Large-Cap Growth	6.65
T. Rowe Price Associates Foundation, Inc.100 East Pratt StreetBaltimore, Maryland 21202-1009	Spectrum International	7.97
T. Rowe Price AssociatesAttn.: Financial Reporting Department100 East Pratt StreetBaltimore, Maryland 21202-1009	Summit Municipal Money Market	30.53(a)
T. Rowe Price Finance Inc.802 West StreetSuite 301Wilmington, Delaware 19801-1526	Inflation Protected BondInstitutional Emerging Markets EquityInstitutional Large-Cap GrowthInstitutional Large-Cap ValueInstitutional Large-Cap Core GrowthInternational Equity IndexTax-Efficient Balanced U.S. Bond Index	5.6214.307.506.347.8310.347.4812.04
T. Rowe Price Managed GICAttn.: Stable Value FundT. Rowe Price Associates, Inc.100 East Pratt Street, 7th FloorBaltimore, Maryland 21202-1009	Reserve Investment	5.78
T. Rowe Price Trust Company, Inc.Attn.: Asset ReconciliationsP.O. Box 17215Baltimore, Maryland 21297-1215	Mid-Cap Growth Summit Cash Reserves	16.4822.81
T. Rowe Price Trust Company, Inc.Dividend Growth Fund (DGF)Attn.: Asset ReconciliationP.O. Box 17215Baltimore, Maryland 21297-1215	Dividend Growth	19.45
T. Rowe Price Trust Company, Inc.Attn.: Installation Team for TRPS Institutional Control DepartmentP.O. Box 17125Baltimore, Maryland 21297-1125	Capital Opportunity Value	5.6824.98
T. Rowe Price Trust Company, Inc.Media & Telecommunications FundDST #121P.O. Box 17215Baltimore, Maryland 21297-1215	Media & Telecommunications	8.99
T. Rowe Price Trust Company, Inc.Attn.: RPS Control Department10090 Red Run BoulevardOwings Mills, Maryland 21117-4842	Equity Index 500	36.25(b)
T. Rowe Price Trust Company, Inc. TRBalancedAttn.: Asset ReconciliationP.O. Box 17215Baltimore, Maryland 21297-1215	Personal Strategy Balanced	71.00(b)
T. Rowe Price Trust Company, Inc. TRGrowthAttn: Asset ReconciliationP.O. Box 17215Baltimore, Maryland 21297-1215	Personal Strategy Growth	62.22(b)
T. Rowe Price Trust Company, Inc. TRIncomeAttn.: Asset ReconciliationP.O. Box 17215Baltimore, Maryland 21297-1215	Personal Strategy Income	64.73(b)
T. Rowe Price Trust Company, Inc.Attn.: TRPS Institutional Control DepartmentP.O. Box 17215Baltimore, Maryland 21297-1215	Balanced Capital AppreciationEquity IncomeExtended Equity Market Index Growth & Income Growth Stock New America Growth New EraNew HorizonsNew IncomeInternational StockPrime ReserveScience & Technology Short-Term BondSmall-Cap ValueSpectrum GrowthSpectrum IncomeU.S. Treasury IntermediateU.S. Treasury Long-TermU.S. Treasury Money
		53.41(b)14.4922.6420.6027.26(b)20.2625.43(b)5.1433.16(b)14.0417.1217.1823.865.1823.3321.4424.7023.6110.5816.63
T. Rowe Price Trust Company, Inc.T. Rowe Price OTC FundAttn.: RPS Control DepartmentP.O. Box 17215Baltimore, Maryland 21297-1215	Small-Cap Stock	17.53
T. Rowe Price RPSAttn.: Asset ReconciliationP.O. Box 17215Baltimore, Maryland 21297-1215	International Discovery	6.00
T. Rowe Price RPS Inc.Omnibus Acct #127P.O. Box 17215Baltimore, Maryland 21297-1215	International Growth & Income	6.84
T. Rowe Price RPS Inc. Co. Omnibus Plan Install Team for #113P.O. Box 17215Baltimore, Maryland 21297-1215	Global Stock	19.00
T. Rowe Price RPS Inc.Omnibus PlanNew Business-Conv Assts #135 IXFP.O. Box 17215Baltimore, Maryland 21297-1215	International Equity Index	5.25
T. Rowe Price RPS Inc.Omniplan AccountCorporate Income FundFund #02/112P.O. Box 17215Baltimore, Maryland 21297-1215	Corporate Income	7.35
T. Rowe Price Retirement Plan Services TRBlue Chip Growth FundAttn.: Asset ReconciliationsP.O. Box 17215Baltimore, Maryland 21297-1215	Blue Chip Growth	37.46(c)
T. Rowe Price Retirement Plan Services, Inc.Omnibus AccountRetirement 2010, #140P.O. Box 17215Baltimore, Maryland 21297-1215	Retirement 2010	49.34(c)
T. Rowe Price Retirement Plan Services, Inc. Omnibus AccountRetirement 2020, #141P.O. Box 17215Baltimore, Maryland 21297-1215	Retirement 2020	50.48(c)
T. Rowe Price Retirement Plan Services, Inc. Omnibus AccountRetirement 2030, #142P.O. Box 17215Baltimore, Maryland 21297-1215	Retirement 2030	53.08(c)
T. Rowe Price Retirement Plan Services, Inc.Omnibus AccountRetirement 2040, #143P.O. Box 17215Baltimore, Maryland 21297-1215	Retirement 2040	55.56(c)
T. Rowe Price Retirement Plan Services, Inc.Omnibus AccountRetirement Income, #145P.O. Box 17215Baltimore, Maryland 21297-1215	Retirement Income	25.81(c)
T. Rowe Price Retirement Plan Services, Inc.Omnibus PlanNew Business-Conv. Assets #134 UBXP.O. Box 17215Baltimore, Maryland 21297-1215	U.S. Bond Index	13.92
T. Rowe Price Retirement Plan Services, Inc.Attn.: RPS Cash Group4515 Painters Mill RoadOwings Mills, Maryland 21117-4903	U.S. Treasury Money	9.95
Taskforce & Co.c/o T. Rowe Price AssociatesAttn.: Equity Income Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Reserve Investment	11.10
The Jewish Foundation of Cincinnati8044 Montgomery Road, Suite 700Cincinnati, Ohio 45236-2926	Institutional Large-Cap Core Growth	30.46(a)
Trustees of T. Rowe PriceU.S. Retirement ProgramAttn.: Financial Reporting DepartmentP.O. Box 89000Baltimore, Maryland 21289-0001	Developing Technologies	7.42
Tuna & Co.c/o T. Rowe Price AssociatesAttn.: New Income Fund100 East Pratt StreetBaltimore, Maryland 21202-1009	Reserve Investment	6.49
Vanguard Fiduciary Trust CompanyT. Rowe Price Retail Class FundsAttn.: Outside FundsP.O. Box 2600 VM 613Valley Forge, Pennsylvania 19482-2600	International Discovery	5.08
Wachovia Bank N AOmnibus Reinvest/Reinvest1525 West Wt. Harris BoulevardCharlotte, North Carolina 28288-0001	Institutional Large-Cap Growth	5.07
Wave Board & Co.c/o State Street Bank and TrustAttn.: Rob SpencerOne Enterprise Drive #W3AQuincy, Massachusetts 02171-2126	Institutional Large-Cap Growth	25.30(a)
Wilmington Trust Co. Agent U/A with Future Value Inc. c/o Mutual FundsP.O. Box 8971Wilmington, Delaware 19899-8971	Institutional High Yield	7.21
Wilmington Trust Co. TRFBO Continental Airlines Inc.DCP Planc/o Mutual FundsP.O. Box 8971Wilmington, Delaware 19899-8971	Latin AmericaNew America Growth	7.1710.53
Yachtcrew & Co.T. Rowe Price Associates, Inc.Attn.: Fund Accounting Department100 East Pratt StreetBaltimore, Maryland 21202-1009	Emerging Markets BondGNMA High YieldInternational BondNew IncomeShort-Term BondU.S. Treasury Long-Term	37.86(d)35.68(d)25.08(d)43.72(d)37.50(d)14.2945.15(d)

(a)At the level of ownership indicated, the shareholder would be able to determine the outcome of most issues that are submitted to shareholders for vote.

(b) T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.

(c)T. Rowe Price Retirement Plan Services, Inc. is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan

Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are voted by various retirement plans and retirement participants.

(d)Yachtcrew & Co owns the indicated percentage of the outstanding shares of the fund through the Spectrum Funds. Shares of the fund held by the Spectrum Funds are echo-voted by Spectrum Funds in the same proportion as the shares of the fund are voted by its non-Spectrum Fund shareholders.

INVESTMENT MANAGEMENT SERVICES

T. Rowe Price International, Inc. is the investment manager for all international and foreign funds and has executed an Investment Management Agreement with each such fund. T. Rowe Price Associates, Inc. is the investment manager for all other funds and has executed an Investment Management Agreement with each such fund. T. Rowe Price Associates and T. Rowe Price International are hereinafter referred to as "Investment Managers".

Services

Under the Investment Management Agreement (except for the Japan Fund and the Japanese investments of the .International Discovery Fund), the Investment Managers provide the funds with discretionary investment .services. Specifically, the Investment Managers are responsible for supervising and directing the investments of .the funds in accordance with the funds` investment objectives, programs, and restrictions as provided in the .funds` prospectuses and this SAI. The Investment Managers are also responsible for effecting all security .transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal .business and portfolio brokerage.For the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price International has entered into a subadvisory agreement with T. Rowe Price Global Investment Services Limited ("Global Investment Services") under which, subject to the supervision of T. Rowe Price International, Global Investment Services provides the same services described above that T. Rowe Price International provides for the other funds.

In addition to the services described above, the Investment Managers provide the funds with certain corporate administrative services, including: maintaining the funds` corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds` custodian and transfer agent; assisting the funds in the coordination of such agent`s activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds.

The Investment Management Agreements also provide that the Investment Managers, their directors, officers, employees, and certain other persons performing specific functions for the funds will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The subadvisory agreements with respect to the Japan and International Discovery Funds have a similar provision limiting the liability of Global Investment Services for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements, the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements or otherwise helpful to the funds. The subadvisory agreement with respect to the Japan and International Discovery Funds has a similar provision permitting Global Investment Services to utilize, at its own cost, the services or facilities of others.

Approval of Investment Management Agreements

The Investment Management Agreements of the funds are reviewed each year by the Boards to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Boards, including a majority of the independent directors. Each fund Board consists of a majority of independent directors.

In approving the continuation of the Investment Management Agreements for each fund for the current year, the Boards reviewed reports prepared by the Investment Managers, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Boards considered the nature and quality of the investment management services provided to the funds by the Investment Managers under the Investment Management Agreements and the personnel who provide these services, including the historical performance of the funds compared to their benchmark indices and peer groups of similar investment companies. In addition, the Boards considered other services provided to the funds by the Investment Managers and their affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the funds` operation.

The Boards considered the fees paid to the Investment Managers for investment management services, as well as compensation paid to the Investment Managers or its affiliates for other non-advisory services provided to the funds. In connection with their review of the fees paid to the Investment Managers and their affiliates, the Boards reviewed information provided by Lipper Inc. comparing the funds` advisory fee rates and overall expense ratios with those of comparable funds. Where applicable, the Boards considered that the funds` advisory fee structures reflect breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Boards considered the contractual fee waivers and expense reimbursements agreed to by the Investment Managers.

The Boards also considered the costs incurred and the benefits received by the Investment Managers and their affiliates, including the profitability of the Investment Managers from providing advisory services to the funds. In reviewing data concerning the profitability of the Investment Managers, the Boards examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Boards considered other potential benefits to the Investment Managers, such as the research services the Investment Managers received from brokers in return for allocating fund brokerage in "soft dollar" arrangements.

Based on the information reviewed and the discussions, the Boards concluded that they were satisfied with the nature and quality of the services provided by the Investment Managers to the funds and that the management fee rates were reasonable in relation to such services. The independent directors of the funds were assisted by independent legal counsel in their deliberations.

For the Retirement and Spectrum Funds, the Boards considered the fact that the Retirement and Spectrum Funds pay no fees to the Investment Managers for investment management services.

Retirement and Spectrum Funds

The business of Retirement and Spectrum Funds will be conducted by their officers, directors, and the Investment Managers in accordance with policies and guidelines set up by their directors which were included in the Exemptive Order issued by the SEC (Investment Company Act Release No. IC-21425, October 18, 1995).

Apart from the 12b-1 fees to which Advisor and R Classes of the Retirement Funds are subject, each Retirement and Spectrum Fund will operate at a zero expense ratio. To accomplish this, the payment of each fund`s operational expenses (other than the 12b-1 fees) is subject to a Special Servicing Agreement described below as well as certain undertakings made by the Investment Managers under their Investment Management Agreements with the Retirement and Spectrum Funds. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses.

Special Servicing Agreements

There is a separate Special Servicing Agreement between and among each of the Spectrum Growth, Spectrum Income, Spectrum International, Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, and Retirement Income Funds; the underlying funds in which each such fund invests; and T. Rowe Price (or T. Rowe Price International in the case of the Spectrum International Fund).

The Special Servicing Agreements provide that, if the Board of any underlying Price fund determines that such underlying fund`s share of the aggregate expenses of each Retirement and Spectrum Fund that invests in such underlying Price fund is less than the estimated savings to the underlying Price fund from the operation of each Retirement and Spectrum Fund that invests in such underlying Price fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by the Retirement and Spectrum

Fund that invests in such underlying Price fund, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of each Retirement and Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by each Retirement and Spectrum Fund.

The Special Servicing Agreements also gives authority to each Retirement and Spectrum Fund to utilize the Price name so long as (1) the Special Servicing Agreements are in effect, and (2) the assets of the Retirement and Spectrum Funds are invested pursuant to each fund`s objectives and policies in shares of the various underlying Price funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreements provide that the Retirement and Spectrum Funds will utilize assets deposited with the custodian of each fund from the sale of each fund`s shares to promptly purchase shares of the specified underlying Price funds, and will undertake redemption or exchange of such shares of the underlying Price funds in the manner provided by the objectives and policies of each fund.

Under the Investment Management Agreements with the Retirement and Spectrum Funds, and the Special Servicing Agreements, the Investment Managers have agreed to bear any expenses of the Retirement and Spectrum Funds (other than 12b-1 fees) which exceed the estimated savings to each of the underlying Price funds. Of course, shareholders of the Retirement and Spectrum Funds will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds in which the Retirement and Spectrum Funds invest because the Retirement and Spectrum Funds, as shareholders of the underlying Price funds, will bear their proportionate share of any fees and expenses paid by the underlying Price funds. The Retirement and Spectrum Funds, as shareholders of the selected underlying Price funds, will benefit only from cost-sharing reductions in proportion to their interest in such underlying Price funds.

All funds except Index, Institutional, Reserve Investment, Retirement, Spectrum, Summit Income, and Summit Municipal Funds

Management Fee

The funds pay the Investment Managers a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to the Investment Managers on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds` group fee accrual as determined below ("Daily Price Funds` Group Fee Accrual") by the ratio of the Price Funds` net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds` Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds` Group Fee Accrual for that day as determined in accordance with the following schedule:
0.480%	First $1 billion	0.360%	Next $2 billion	0.310%	Next $16 billion
0.450%	Next $1 billion	0.350%	Next $2 billion	0.305%	Next $30 billion
0.420%	Next $1 billion	0.340%	Next $5 billion	0.300%	Next $40 billion
0.390%	Next $1 billion	0.330%	Next $10 billion	0.295%	Thereafter
0.370%	Next $1 billion	0.320%	Next $10 billion

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Retirement Funds, Spectrum Funds, and any Institutional, Index, or private label mutual funds). For the purpose of calculating the Daily Price Funds` Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund`s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee .Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the .

fraction of one (1) over the number of calendar days in the year by the individual Fund Fee Rate. The product of .this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the .fund`s prospectus as of the close of business on the previous business day on which the fund was open for .business. The individual fund fees.are listed in the following table:
Fund	Fee%
Balanced	0.15%
Blue Chip Growth	0.30
California Tax-Free Bond	0.10
California Tax-Free Money	0.10
Capital Appreciation	0.30
Capital Opportunity	0.35
Corporate Income	0.15
Developing Technologies	0.60
Diversified Mid-Cap Growth	0.35
Diversified Small-Cap Growth	0.35
Dividend Growth	0.20
Emerging Europe & Mediterranean	0.75
Emerging Markets Bond	0.45
Emerging Markets Stock	0.75
Equity Income	0.25
European Stock	0.50
Financial Services	0.35
Florida Intermediate Tax-Free	0.05
GNMA	0.15
Georgia Tax-Free Bond	0.10
Global Stock	0.35
Global Technology	0.45
Growth & Income	0.25
Growth Stock	0.25
Health Sciences	0.35
High Yield	0.30
Inflation Protected Bond	0.05
International Bond	0.35
International Discovery	0.75
International Growth & Income	0.35
International Stock	0.35
Japan	0.50
Latin America	0.75
Maryland Short-Term Tax-Free Bond	0.10
Maryland Tax-Free Bond	0.10
Maryland Tax-Free Money	0.10
Media & Telecommunications	0.35
Mid-Cap Growth	0.35
Mid-Cap Value	0.35
New America Growth	0.35
New Asia	0.50
New Era	0.25
New Horizons	0.35
New Income	0.15
New Jersey Tax-Free Bond	0.10
New York Tax-Free Bond	0.10
New York Tax-Free Money	0.10
Personal Strategy Balanced	0.25
Personal Strategy Growth	0.30
Personal Strategy Income	0.15
Prime Reserve	0.05
Real Estate	0.30
Science & Technology	0.35
Short-Term Bond	0.10
Small-Cap Stock	0.45
Small-Cap Value	0.35
Tax-Efficient Balanced	0.20
Tax-Efficient Growth	0.30
Tax-Efficient Multi-Cap Growth	0.35
Tax-Exempt Money	0.10
Tax-Free High Yield	0.30
Tax-Free Income	0.15
Tax-Free Intermediate Bond	0.05
Tax-Free Short-Intermediate	0.10
U.S. Treasury Intermediate	0.05
U.S. Treasury Long-Term	0.05
U.S. Treasury Money	0.00
Value	0.35
Virginia Tax-Free Bond	0.10

Index, Institutional, Reserve Investment, Retirement, Spectrum, Summit Income, and Summit Municipal Funds

Management Fee

The Extended Equity Market Index, Institutional Emerging Markets Equity, Institutional High Yield, International Equity Index, Summit Cash Reserves, Summit GNMA, Summit Municipal Money Market, Summit Municipal Intermediate, Summit Municipal Income, Total Equity Market Index, and U.S. Bond Index Funds (collectively, "single-fee funds") pay the Investment Managers an annual fee (the "Fee"). The Fee is paid monthly to the Investment Managers on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund`s prospectus as of the close of business on the previous business day on which the fund was open for business.

The Investment Management Agreement between each fund and the Investment Managers provides that the Investment Managers will pay all expenses of each fund`s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund`s portfolio securities, directors` fees and expenses (including counsel fees and expenses), and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by the Investment Managers under the Investment

Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.
Fund	Fee%
Extended Equity Market Index	0.40%
Institutional Emerging Markets Equity	1.10
Institutional High Yield	0.50
International Equity Index	0.50
Summit Cash Reserves	0.45
Summit GNMA	0.60
Summit Municipal Money Market	0.45
Summit Municipal Intermediate	0.50
Summit Municipal Income	0.50
Total Equity Market Index	0.40
U.S. Bond Index	0.30

Each fund pays the Investment Managers an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.
Fund	Fee%
Equity Index 500	0.15%
Institutional Foreign Equity	0.70
Institutional Large-Cap Core Growth	0.55
Institutional Large-Cap Growth	0.55
Institutional Large-Cap Value	0.55
Institutional Mid-Cap Equity Growth	0.60
Institutional Small-Cap Stock	0.65

Government Reserve Investment and Reserve Investment Funds

Neither fund pays T. Rowe Price an investment management fee.

Japan Fund

Under a subadvisory agreement between T. Rowe Price International and Global Investment Services approved by the directors of the Japan Fund, Global Investment Services, subject to the supervision of T. Rowe Price International, will manage all the investments of the Japan Fund. For its services, Global Investment Services will receive 60% of the investment management fee received by T. Rowe Price International from the Japan Fund.

International Discovery Fund

Under a subadvisory agreement between T. Rowe Price International and Global Investment Services approved by the directors of the International Discovery Fund, Global Investment Services, subject to the supervision of T. Rowe Price International, will manage the yen-denominated investments of the International Discovery Fund. For its services, Global Investment Services will receive 50% of the investment management fee received by T. Rowe Price International from the International Discovery Fund attributable to the yen-denominated investments of the International Discovery Fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers by each fund, during the fiscal years indicated:
Fund	Fiscal Year Ended
	2/28/03	2/28/02	2/29/01
California Tax-Free Bond	$1,113,000	$1,026,000	$933,000
California Tax-Free Money	333,000	330,000	351,000
Florida Intermediate Tax-Free	391,000	351,000	313,000
Georgia Tax-Free Bond	353,000	305,000	215,000
Maryland Short-Term Tax-Free Bond	802,000	561,000	485,000
Maryland Tax-Free Bond	5,430,000	4,898,000	4,289,000
Maryland Tax-Free Money	175,000	29,000	(a)
New Jersey Tax-Free Bond	581,000	532,000	464,000
New York Tax-Free Bond	964,000	884,000	795,000
New York Tax-Free Money	412,000	423,000	418,000
Tax-Efficient Balanced	231,000	267,000	252,000
Tax-Efficient Growth	406,000	489,000	556,000
Tax-Efficient Multi-Cap Growth	23,000	17,000	0
Tax-Exempt Money	3,048,000	3,197,000	2,937,000
Tax-Free High Yield	6,947,000	6,882,000	6,644,000
Tax-Free Income(b)	6,904,000	6,701,000	6,275,000
Tax-Free Intermediate Bond	561,000	473,000	417,000
Tax-Free Short-Intermediate	2,180,000	1,821,000	1,645,000
Virginia Tax-Free Bond	1,605,000	1,442,000	1,179,000

(a)Prior to commencement of operations.

(b)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	5/31/03	5/31/02	5/31/01
Corporate Income	$297,000	$232,000	$124,000
GNMA	6,528,000	5,287,000	5,005,000
Government Reserve Investment	(a)	(a)	(a)
High Yield(b)	14,527,000	10,173,000	9,413,000
Inflation Protected Bond	0	(c)	(c)
Institutional High Yield	796,000	(c)	(c)
New Income(d)	9,469,000	8,361,000	7,887,000
Personal Strategy Balanced	3,071,000	3,775,000	3,604,000
Personal Strategy Growth	1,561,000	1,908,000	1,696,000
Personal Strategy Income	747,000	1,092,000	914,000
Prime Reserve	21,177,000	21,485,000	21,004,000
Reserve Investment	(a)	(a)	(a)
Retirement 2005	(a)	(a)	(a)
Retirement 2010	(a)	(a)	(a)
Retirement 2015	(a)	(a)	(a)
Retirement 2020	(a)	(a)	(a)
Retirement 2025	(a)	(a)	(a)
Retirement 2030	(a)	(a)	(a)
Retirement 2035	(a)	(a)	(a)
Retirement 2040	(a)	(a)	(a)
Retirement Income	(a)	(a)	(a)
Short-Term Bond	3,014,000	1,881,000	1,219,000
U.S. Treasury Intermediate	1,404,000	1,001,000	869,000
U.S. Treasury Long-Term	1,094,000	1,147,000	1,128,000
U.S. Treasury Money	3,442,000	3,163,000	2,945,000

(a)The fund does not pay an investment management fee.

(b)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c)Prior to commencement of operations.

(d)The fund has three classes of shares. The management fee is allocated to each class based on relative net assets

.
Fund	Fiscal Year Ended
	10/31/03	10/31/02	10/31/01
Emerging Europe & Mediterranean	321,000	87,000	48,000
Emerging Markets Stock	2,173,000	1,793,000	1,669,000
European Stock	5,720,000	6,316,000	8,430,000
Global Stock	448,000	359,000	465,000
Institutional Emerging Markets Equity	78,000	(a)	(a)
Institutional Foreign Equity	8,097,000	11,091,000	18,261,000
International Discovery	4,614,000	4,770,000	7,101,000
International Equity Index(b)	73,000	52,000	32,000
International Growth & Income(c)	198,000	(d)	(d)
International Stock(c)	30,300,000	39,511,000	55,864,000
Japan	915,000	1,085,000	1,727,000
Latin America	1,475,000	1,739,000	2,179,000
New Asia	4,974,000	5,351,000	5,854,000
Summit Cash Reserves	14,006,000	13,614,000	12,308,000
Summit GNMA	632,000	593,000	460,000
Summit Municipal Income(b)	464,000	429,000	378,000
Summit Municipal Intermediate(b)	565,000	506,000	422,000
Summit Municipal Money Market(b)	1,320,000	1,030,000	956,000
U.S. Bond Index(b)	271,000	180,000	83,000

(a)Prior to commencement of operations.

(b)The fee includes investment management fees and administrative expenses.

(c)The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

(d)Due to the fund`s expense limitation in effect at that time, no management fees were paid by the fund to the investment manager.

.
Fund	Fiscal Year Ended
	12/31/02	12/31/01	12/31/00
Balanced	$7,791,000	$8,542,000	$9,675,000
Blue Chip Growth(a)	35,354,000	41,035,000	45,037,000
Capital Appreciation	10,731,000	7,570,000	4,963,000
Capital Opportunity	439,000	559,000	686,000
Developing Technologies	12,000	62,000	(b)
Diversified Mid-Cap Growth	(c)	(c)	(c)
Diversified Small-Cap Growth	272,000	480,000	679,000
Dividend Growth	3,176,000	3,676,000	4,010,000
Emerging Markets Bond	1,416,000	1,205,000	1,408,000
Equity Income(a)	58,414,000	57,395,000	58,470,000
Equity Index 500	3,708,000	3,554,000	6,234,000
Extended Equity Market Index(d)	287,000	300,000	354,000
Financial Services	1,973,000	2,122,000	1,388,000
Global Technology	317,000	569,000	274,000
Growth & Income	11,391,000	14,691,000	18,013,000
Growth Stock(a)	23,442,000	27,400,000	33,072,000
Health Sciences	5,306,000	5,675,000	4,403,000
Institutional Large-Cap Core Growth	(c)	(c)	(c)
Institutional Large-Cap Growth	(b)	(b)	(c)
Institutional Large-Cap Value	(b)	(b)	(b)
Institutional Mid-Cap Equity Growth	1,731,000	1,704,000	1,896,000
Institutional Small-Cap Stock	2,158,000	1,624,000	432,000
International Bond(e)	5,964,000	5,245,000	4,686,000
Media & Telecommunications	3,224,000	4,885,000	7,174,000
Mid-Cap Growth(a)	41,271,000	42,179,000	39,493,000
Mid-Cap Value(a)	5,810,000	2,445,000	1,495,000
New America Growth	6,113,000	8,612,000	11,988,000
New Era	6,008,000	6,414,000	6,223,000
New Horizons	27,637,000	36,074,000	45,642,000
Real Estate	518,000	207,000	589,000
Science & Technology(e)	27,433,000	46,472,000	89,979,000
Small-Cap Stock(e)	26,755,000	20,306,000	15,623,000
Small-Cap Value(e)	17,130,000	11,370,000	8,294,000
Spectrum Growth	(f)	(f)	(f)
Spectrum Income	(f)	(f)	(f)
Spectrum International	(f)	(f)	(f)
Total Equity Market Index(d)	737,000	766,000	863,000
Value(e)	8,899,000	8,231,000	5,644,000

(a)The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

(b)Due to the fund`s expense limitation in effect at that time, no management fees were paid by the fund to the investment manager.

(c)Prior to commencement of operations.

(d)The fee includes investment management fees and administrative expenses.

(e)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(f)The fund does not pay an investment management fee.

Expense Limitations and Reimbursements

The following chart sets forth contractual expense ratio limitations and the periods for which they are effective. For each, the Investment Managers have agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) which would cause the funds` ratio of expenses to average net assets to exceed the indicated percentage limitation. The expenses borne by the Investment Managers are subject to reimbursement by the funds through the indicated reimbursement date, provided no reimbursement will be made if it would result in the funds` expense ratios exceeding their applicable limitations.
Fund	Limitation Period	Expense Ratio Limitation	Reimbursement Date
Blue Chip Growth Fund—Advisor Class(a)	January 1, 2004 — April 30, 2006	1.05%	April 30, 2008
Blue Chip Growth Fund—R Class	September 30, 2002 — April 30, 2004	1.35%	April 30, 2006
California Tax-Free Money(b)	March 1, 2003 — June 30, 2005	0.55%	June 30, 2007
Corporate Income(c)	June 1, 2003—September 30, 2005	0.80%	September 30, 2007
Developing Technologies(d)	January 1, 2003 — April 30, 2005	1.50%	April 30, 2007
Diversified Mid-Cap Growth	December 31, 2003 — April 30, 2006	1.25%	(e)
Diversified Small-Cap Growth	May 1, 2002 — April 30, 2004	1.25%	April 30, 2006
Emerging Europe & Mediterranean(f)	November 1, 2002 — February 28, 2005	1.75%	February 28, 2007
Equity Income Fund—Advisor Class(g)	January 1, 2004 — April 30, 2006	1.00%	April 30, 2008
Equity Income Fund—R Class	September 30, 2002 — April 30, 2004	1.30%	April 30, 2006
Equity Index 500(h)	May 1, 2005 — April 30, 2006	0.35%	April 30, 2008
Georgia Tax-Free Bond	March 1, 2001 — February 28, 2003	0.65%	February 28, 2005
Global Stock(i)	November 1, 2003 — February 28, 2006	1.20%	February 29, 2008
Global Technology(j)	January 1, 2003 — April 30, 2005	1.50%	April 30, 2007
Growth Stock Fund—Advisor Class(k)	January 1, 2004 — April 30, 2006	1.10%	April 30, 2008
Growth Stock Fund—R Class	September 30, 2002 — April 30, 2004	1.35%	April 30, 2006
Inflation Protected Bond	October 31, 2002—September 30, 2004	0.50%	September 30, 2006
Institutional Large-Cap Core Growth	September 30, 2003 — April 30, 2005	0.65%	April 30, 2007
Institutional Large-Cap Growth(l)	January 1, 2003 — April 30, 2005	0.65%	April 30, 2007
Institutional Large-Cap Value(m)	January 1, 2004 — April 30, 2006	0.65%	April 30, 2008
Institutional Small-Cap Stock	January 1, 2002 — December 31, 2003	0.75%	December 31, 2005
International Bond Fund—Advisor Class(n)	January 1, 2004 — April 30, 2006	1.15%	April 30, 2008
International Growth & Income(o)	November 1, 2002 — February 28, 2005	1.25%	February 28, 2007
International Growth & Income Fund—Advisor Class(p)	March 1, 2004 — February 28, 2006	1.15%	February 29, 2008
International Growth & Income Fund—R Class(q)	March 1, 2004 — February 28, 2006	1.40%	February 29, 2008
International Stock Fund—Advisor Class(r)	November 1, 2003 — February 28, 2006	1.15%	February 29, 2008
International Stock Fund—R Class(s)	March 1, 2004 — February 28, 2006	1.40%	February 29, 2008
Maryland Short-Term Tax-Free Bond	March 1, 2001 — February 28, 2003	0.60%	February 28, 2005
Maryland Tax-Free Money(t)	March 1, 2003 — June 30, 2005	0.55%	June 30, 2007
Mid-Cap Growth Fund—Advisor Class(u)	January 1, 2004 — April 30, 2006	1.10%	April 30, 2008
Mid-Cap Growth Fund—R Class	September 30, 2002 — April 30, 2004	1.40%	April 30, 2006
Mid-Cap Value Fund—Advisor Class	September 30, 2002 — April 30, 2004	1.10%	April 30, 2006
Mid-Cap Value Fund—R Class	September 30, 2002 — April 30, 2004	1.40%	April 30, 2006
New Income Fund—Advisor Class	September 30, 2002—September 30, 2004	0.90%	September 30, 2006
New Income Fund—R Class	September 30, 2002—September 30, 2004	1.15%	September 30, 2006
New York Tax-Free Money	March 1, 2001 — February 28, 2003	0.55%	February 28, 2005
Personal Strategy Balanced	November 1, 2002—September 30, 2004	0.90%	September 30, 2006
Personal Strategy Growth(v)	June 1, 2002—September 30, 2004	1.00%	September 30, 2006
Personal Strategy Income(w)	June 1, 2002—September 30, 2004	0.80%	September 30, 2006
Real Estate(x)	January 1, 2004 — April 30, 2006	0.90%	April 30, 2008
Science & Technology Fund—Advisor Class(y)	January 1, 2004 — April 30, 2006	1.15%	April 30, 2008
Short-Term Bond(z)	June 1, 2002—September 30, 2004	0.55%	September 30, 2006
Small-Cap Stock Fund—Advisor Class(aa)	January 1, 2004 — April 30, 2006	1.20%	April 30, 2008
Small-Cap Value Fund—Advisor Class(bb)	January 1, 2004 — April 30, 2006	1.15%	April 30, 2008
Tax-Efficient Multi-Cap Growth(cc)	March 1, 2004 — June 30, 2006	1.25%	June 30, 2008
Tax-Free Income Fund—Advisor Class	September 30, 2002 — June 30, 2004	0.90%	June 30, 2006
Value Fund—Advisor Class(dd)	January 1, 2004 — April 30, 2006	1.10%	April 30, 2008

(a)The Blue Chip Growth Fund—Advisor Class previously operated under a 1.05% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(b)The California Tax-Free Money Fund previously operated under a 0.55% limitation that expired February 28, 2003. The reimbursement period for this limitation extends through February 28, 2005.

(c)The Corporate Income Fund previously operated under a 0.80% limitation that expired May 31, 2003. The reimbursement period for this limitation extends through May 31, 2005.

(d)The Developing Technologies Fund previously operated under a 1.50% limitation that expired December 31, 2002. The reimbursement period for this limitation extends through December 31, 2004.

(e)No reimbursement will be made more than three years after any waiver or payment.

(f)The Emerging Europe & Mediterranean Fund previously operated under a 1.75% limitation that expired October 31, 2002. The reimbursement period for this limitation extends through October 31, 2004.

(g)The Equity Income Fund—Advisor Class previously operated under a l.00% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(h)The Equity Index 500 Fund previously operated under a 0.35% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(i)The Global Stock Fund previously operated under a 1.20% limitation that expired October 31, 2003. The reimbursement period for this limitation extends through October 31, 2005.

(j)The Global Technology Fund previously operated under a 1.50% limitation that expired December 31, 2002. The reimbursement period for this limitation extends through December 31, 2004.

(k)The Growth Stock Fund—Advisor Class previously operated under a 1.10% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(l)The Institutional Large-Cap Growth Fund previously operated under a 0.65% limitation that expired December 31, 2002. The reimbursement period for this limitation extends through December 31, 2005.

(m)The Institutional Large-Cap Value Fund previously operated under a 0.65% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(n)The International Bond Fund—Advisor Class previously operated under a 1.15% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(o)The International Growth & Income Fund previously operated under a 1.25% limitation that expired October 31, 2002. The reimbursement period for this limitation extends through October 31, 2004.

(p)The International Growth & Income Fund—Advisor Class previously operated under a 1.15% limitation that expired February 28, 2004. The reimbursement period for this limitation extends through February 28, 2006.

(q)The International Growth & Income Fund—R Class previously operated under a 1.40% limitation that expired February 28, 2004. The reimbursement period for this limitation extends through February 28, 2006.

(r)The International Stock Fund—Advisor Class previously operated under a 1.15% limitation that expired October 31, 2003. The reimbursement period for this limitation extends through October 31, 2005.

(s)The International Stock Fund—R Class previously operated under a 1.40% limitation that expired October 31, 2003. The reimbursement period for this limitation extends through October 31, 2005.

(t)The Maryland Tax-Free Money Fund previously operated under a 0.55% limitation that expired February 28, 2003. The reimbursement period for this limitation extends through February 28, 2005.

(u)The Mid-Cap Growth Fund—Advisor Class previously operated under a 1.10% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(v)The Personal Strategy Growth Fund previously operated under a 1.10% limitation that expired May 31, 2002. The reimbursement period for this limitation extends through May 31, 2004.

(w)The Personal Strategy Income Fund previously operated under a 0.90% limitation that expired May 31, 2002. The reimbursement period for this limitation extends through May 31, 2004.

(x)The Real Estate Fund previously operated under a 1.00% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(y)The Science & Technology Fund—Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(z)The Short-Term Bond Fund previously operated under a 0.55% limitation that expired May 31, 2002. The reimbursement period for this limitation extends through May 31, 2004.

(aa)The Small-Cap Stock Fund—Advisor Class previously operated under a 1.20% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(bb)The Small-Cap Value Fund—Advisor Class previously operated under a 1.15% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(cc)The Tax-Efficient Multi-Cap Growth Fund previously operated under a 1.25% limitation that expired February 28, 2004. The reimbursement period for this limitation extends through February 29, 2006.

(dd)The Value Fund—Advisor Class previously operated under a 1.10% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

The Investment Management Agreements between the funds and the Investment Managers provide that the funds will bear all expenses of its operations not specifically assumed by the Investment Managers.

For the purpose of determining whether a fund is entitled to reimbursement, the expenses of a fund are calculated on a monthly basis. If a fund is entitled to reimbursement, that month`s advisory fee will be reduced or postponed, with any adjustment made after the end of the year.

Except for the California and New York Funds, each of the above-referenced fund`s Investment Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the funds may reimburse the Investment Managers, provided the reimbursement does not result in the funds` aggregate expenses exceeding the additional expense limitation. No reimbursement may be made for the California and New York Funds unless approved by shareholders.

California Tax-Free Money Fund Pursuant to the fund`s previous expense limitation, $74,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued management fees aggregate $155,000 remain subject to reimbursement by the fund through February 28, 2005.

Corporate Income Fund Pursuant to the fund`s current expense limitation, $109,000 of management fees were not accrued by the fund for the year ended May 31, 2003. Unaccrued fees in the amount of $213,000 remain subject to reimbursement by the fund through May 31, 2005.

Developing Technologies Fund Pursuant to the fund`s current expense limitation, $175,000 of management fees were not accrued by the fund for the period ended December 31, 2002. At December 31, 2002, unaccrued fees and other expenses in the amount of $374,000 remain subject to reimbursement by the fund through December 31, 2004.

Diversified Small-Cap Growth Fund Pursuant to the fund`s previous expense limitation, $126,000 of unaccrued fees remain subject to reimbursement by the fund through December 31, 2002. At December 31, 2002 unaccrued fees in the amount of $126,000 remain subject to reimbursement by the fund through April 30, 2006.

Emerging Europe & Mediterranean Fund At October 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the amount of $369,000 through October 31, 2004, and $74,000 through February 28, 2007.

Equity Index 500 Fund Pursuant to the fund`s previous expense limitation, $866,000 of management fees were not accrued by the fund for the year ended December 31, 2002. At December 31, 2002, unaccrued fees in the amount of $2,689,000 remain subject to reimbursement by the fund through December 31, 2004.

Georgia Tax-Free Bond Fund Pursuant to the fund`s previous expense limitations, $5,000 of previously unaccrued management fees were accrued as expenses of the fund during the year ended February 28, 2003. At February 28, 2003, unaccrued management fees in the amount of $10,000 remain subject to reimbursement by the fund through February 28, 2005.

Global Stock Fund At October 31, 2003, management fees waived remain subject to repayment by the fund in the amount of $277,000 through October 31, 2005.

Global Technology Fund Pursuant to the fund`s current expense limitation, $185,000 of management fees were not accrued by the fund for the year ended December 31, 2002 At December 31, 2002, unaccrued fees in the amount of $371,000 remain subject to reimbursement by the fund through December 31, 2004.

Inflation Protected Bond Fund Pursuant to the fund`s current expense limitation, $28,000 of management fees were not accrued by the fund for the year ended May 31, 2003, and $87,000 of other fund expenses were borne by the manager. At May 31, 2003, unaccrued management fees and other expenses in the amount of $115,000 remain subject to reimbursement by the fund through September 30, 2006.

Institutional Large-Cap Growth Fund Pursuant to the fund`s current expense limitation, $20,000 of management fees were not accrued by the fund for the period ended December 31, 2002, and $96,000 of other fund expenses were borne by the manager. At December 31, 2002, unaccrued fees and other expenses in the amount of $133,000 remain subject to reimbursement by the fund through December 31, 2004.

Institutional Large-Cap Value Fund Pursuant to the fund`s current expense limitation, $21,000 of management fees were not accrued by the fund for the period ended December 31, 2002, and $90,000 of other fund expenses were borne by the manager. At December 31, 2002, unaccrued fees and other expenses in the amount of $179,000 remain subject to reimbursement by the fund through December 31, 2003 and $111,000 through December 31, 2005.

Institutional Small-Cap Stock Fund Pursuant to the fund`s current expense limitation, $68,000 of previously unaccrued management fees were accrued as expenses of the fund for the period ended December 31, 2002, of which $5,000 was payable at period-end.

International Growth & Income Fund At October 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment in the following amounts: $352,000 through October 31, 2004, $74,000 through February 28, 2006, and $112,000 through February 28, 2007.

International Stock Fund-R Class At October 31, 2003, expenses previously reimbursed by the manager remain subject to repayment in the amount of $1,000 through February 28, 2006. For the year ended October 31, 2003, the Advisor Class operated below its expense limitation.

Maryland Tax-Free Money Fund Pursuant to the fund`s previous expense limitation, $73,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued management fees in the amount of $166,000 remain subject to reimbursement by the fund through February 28, 2005.

New York Tax-Free Money Fund Pursuant to the fund`s previous expense limitation, $55,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued management fees aggregate $118,000 remain subject to reimbursement by the fund through February 28, 2005.

Real Estate Fund Pursuant to the fund`s current expense limitation, $122,000 of management fees were not accrued by the fund for the year ended December 31, 2002. At December 31, 2002, unaccrued fees in the amount of $284,000 remain subject to reimbursement by the fund through December 31, 2003, and $122,000 through December 31, 2005.

Personal Strategy Balanced Fund Pursuant to the fund`s current expense limitation, $569,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $569,000 remain subject to reimbursement by the fund through September 30, 2006.

Personal Strategy Growth Fund Pursuant to the fund`s current expense limitation, $502,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $118,000 remain subject to reimbursement by the fund through 2004, and $502,000 through 2006.

Personal Strategy Income Fund Pursuant to the fund`s current expense limitation, $488,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $488,000 remain subject to reimbursement by the fund through September 30, 2006, and $225,000 through May 31, 2004.

Short-Term Bond Fund Pursuant to the fund`s current expense limitation, $688,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $961,000 remain subject to reimbursement by the fund through May 31, 2004, and $688,000 through September 30, 2006.

Tax-Efficient Multi-Cap Growth Fund Pursuant to the fund`s present expense limitation, $101,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued fees and other expenses in the amount of $101,000 remain subject to reimbursement by the fund through February 28, 2006, and $137,000 through February 29, 2004.

Management Related Services

In addition to the management fee, the funds pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors` fees and expenses.

T. Rowe Price Services, Inc. ("Services"), a wholly owned subsidiary of T. Rowe Price, acts as the funds` transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. ("RPS"), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. The fees paid by the funds to Services and RPS are based on the costs to Services and RPS of providing these services plus a return on capital employed in support of the services. The address for each is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the funds, provides accounting services to the funds. The funds paid the expenses shown in the following table during the fiscal years indicated to T. Rowe Price for accounting services.
Fund	Fiscal Year Ended
	2/28/03	2/28/02	2/29/01
California Tax-Free Bond	$64,000	$64,000	$62,000
California Tax-Free Money	64,000	64,000	63,000
Florida Intermediate Tax-Free	64,000	64,000	63,000
Georgia Tax-Free Bond	64,000	64,000	63,000
Maryland Short-Term Tax-Free Bond	64,000	64,000	63,000
Maryland Tax-Free Bond	84,000	84,000	84,000
Maryland Tax-Free Money	64,000	59,000	(a)
New Jersey Tax-Free Bond	64,000	64,000	63,000
New York Tax-Free Bond	64,000	64,000	62,000
New York Tax-Free Money	64,000	64,000	63,000
Tax-Efficient Balanced	84,000	84,000	87,000
Tax-Efficient Growth	64,000	64,000	64,000
Tax-Efficient Multi-Cap Growth	64,000	64,000	11,000
Tax-Exempt Money	97,000	95,000	98,000
Tax-Free High Yield	104,000	104,000	102,000
Tax-Free Income	109,000	104,000	102,000
Tax-Free Income Fund—Advisor Class	0	(a)	(a)
Tax-Free Intermediate Bond	64,000	64,000	63,000
Tax-Free Short-Intermediate	64,000	64,000	59,000
Virginia Tax-Free Bond	64,000	64,000	63,000

(a)Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/03	5/31/02	5/31/01
Corporate Income	$92,000	$84,000	$84,000
GNMA	104,000	104,000	104,000
Government Reserve Investment	64,000	64,000	64,000
High Yield	116,000	136,000	142,000
High Yield Fund—Advisor Class	21,000	3,000	(a)
Inflation Protected Bond	61,000	0	0
Institutional High Yield	104,000	0	0
New Income	130,000	109,000	106,000
New Income Fund—Advisor Class	0	(b)	(b)
New Income Fund—R Class	0	(b)	(b)
Personal Strategy Balanced	93,000	85,000	85,000
Personal Strategy Growth	93,000	84,000	84,000
Personal Strategy Income	93,000	85,000	84,000
Prime Reserve	93,000	98,000	98,000
Reserve Investment	72,000	64,000	64,000
Retirement 2005	(b)	(b)	(b)
Retirement 2010	(c)	(b)	(b)
Retirement 2010 Fund—Advisor Class	(b)	(b)	(b)
Retirement 2010 Fund—R Class	(b)	(b)	(b)
Retirement 2015	(b)	(b)	(b)
Retirement 2020	(c)	(b)	(b)
Retirement 2020 Fund—Advisor Class	(b)	(b)	(b)
Retirement 2020 Fund—R Class	(b)	(b)	(b)
Retirement 2025	(b)	(b)	(b)
Retirement 2030	(c)	(b)	(b)
Retirement 2030 Fund—Advisor Class	(b)	(b)	(b)
Retirement 2030 Fund—R Class	(b)	(b)	(b)
Retirement 2035	(b)	(b)	(b)
Retirement 2040	(c)	(b)	(b)
Retirement 2040 Fund—Advisor Class	(b)	(b)	(b)
Retirement 2040 Fund—R Class	(b)	(b)	(b)
Retirement Income	(c)	(b)	(b)
Short-Term Bond	84,000	84,000	84,000
U.S. Treasury Intermediate	64,000	64,000	64,000
U.S. Treasury Long-Term	64,000	64,000	64,000
U.S. Treasury Money	64,000	64,000	64,000

(a)Less than $1,000.

(b)Prior to commencement of operations.

(c)Not applicable.

Fund	Fiscal Year Ended
	10/31/03	10/31/02	10/31/01
Emerging Europe & Mediterranean	$87,000	$104,000	105,000
Emerging Markets Stock	88,000	104,000	104,000
European Stock	107,000	107,000	107,000
Global Stock Fund	87,000	104,000	104,000
Institutional Emerging Markets Equity	84,000	(b)	(b)
Institutional Foreign Equity	108,000	109,000	108,000
International Discovery	106,000	106,000	108,000
International Equity Index	107,000	124,000	114,000
International Growth & Income	108,000	104,000	104,000
International Growth & Income Fund—Advisor Class	(a)	0	(b)
International Growth & Income Fund—R Class	(a)	0	(b)
International Stock	144,000	138,000	142,000
International Stock Fund—Advisor Class	(a)	(a)	(a)
International Stock Fund—R Class	(a)	0	(b)
Japan	68,000	84,000	85,000
Latin America	88,000	104,000	104,000
New Asia	90,000	105,000	105,000
Summit Cash Reserves	81,000	64,000	64,000
Summit GNMA	81,000	64,000	64,000
Summit Municipal Income	64,000	64,000	64,000
Summit Municipal Intermediate	64,000	64,000	64,000
Summit Municipal Money Market	64,000	64,000	64,000
U.S. Bond Index	84,000	84,000	77,000

(a)Less than $1,000.

(b)Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/02	12/31/01	12/31/00
Balanced	$86,000	$86,000	$85,000
Blue Chip Growth	77,000	76,000	75,000
Blue Chip Growth Fund—Advisor Class	7,000	3,000	(a)
Blue Chip Growth Fund—R Class	0	(b)	(b)
Capital Appreciation	64,000	64,000	64,000
Capital Opportunity	64,000	64,000	64,000
Equity Income	98,000	99,000	95,000
Equity Income Fund—Advisor Class	5,000	(a)	(a)
Equity Income Fund—R Class	0	(b)	(b)
Equity Index 500	65,000	65,000	65,000
Developing Technologies	64,000	64,000	21,000
Diversified Mid-Cap Growth	(b)	(b)	(b)
Diversified Small-Cap Growth	64,000	64,000	64,000
Dividend Growth	64,000	64,000	64,000
Emerging Markets Bond	105,000	105,000	104,000
Extended Equity Market Index	64,000	65,000	64,000
Financial Services	64,000	64,000	64,000
Global Technology	84,000	84,000	21,000
Growth & Income	84,000	84,000	84,000
Growth Stock	124,000	104,000	104,000
Growth Stock Fund—Advisor Class	0	0	(b)
Growth Stock Fund—R Class	0	0	(b)
Health Sciences	64,000	64,000	64,000
Institutional Large-Cap Core Growth	(b)	(b)	(b)
Institutional Large-Cap Growth	64,000	11,000	(a)
Institutional Large-Cap Value	64,000	64,000	48,000
Institutional Mid-Cap Equity Growth	64,000	64,000	64,000
Institutional Small-Cap Stock	64,000	64,000	48,000
International Bond	119,000	120,000	116,000
International Bond Fund—Advisor Class	1,000	0	0
Media & Telecommunications	64,000	64,000	64,000
Mid-Cap Growth	83,000	80,000	75,000
Mid-Cap Growth Fund—Advisor Class	0	(a)	(a)
Mid-Cap Growth Fund—R Class	0	(b)	(b)
Mid-Cap Value	73,000	64,000	64,000
Mid-Cap Value Fund—Advisor Class	0	(b)	(b)
Mid-Cap Value Fund —R Class	0	(b)	(b)
New America Growth	64,000	64,000	64,000
New Era	64,000	64,000	64,000
New Horizons	84,000	84,000	84,000
Real Estate	64,000	64,000	64,000
Science & Technology	71,000	72,000	75,000
Science & Technology Fund—Advisor Class	8,000	7,000	2,000
Small-Cap Stock	97,000	98,000	95,000
Small-Cap Stock Fund—Advisor Class	2,000	1,000	(a)
Small-Cap Value	77,000	79,000	75,000
Small-Cap Value Fund—Advisor Class	2,000	(a)	(a)
Spectrum Growth	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)
Total Equity Market Index	64,000	64,000	64,000
Value	77,000	79,000	75,000
Value Fund—Advisor Class	2,000	(a)	2,000

(a)Less than $1,000.

(b)Prior to commencement of operations.

(c)Not applicable.

other shareholder services

The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The funds have adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2003.
Fund	Payment
Balanced	$296,992
Blue Chip Growth	654,547
Capital Appreciation	171,622
California Tax-Free Bond	209
California Tax-Free Money	1
Capital Opportunity	1,530
Corporate Income	256
Developing Technologies	40
Diversified Mid-Cap Growth	0
Diversified Small-Cap Growth	32
Dividend Growth	8,432
Emerging Europe & Mediterranean	11
Emerging Markets Bond	1,203
Emerging Markets Stock	30,086
Equity Income	1,002,712
Equity Index 500	107,009
European Stock	16,089
Extended Equity Market Index	0
Financial Services	14,602
Florida Intermediate Tax-Free	308
Georgia Tax-Free Bond	136
GNMA	11,503
Government Reserve Investment	0
Global Stock	483
Global Technology	57
Growth & Income	16,608
Growth Stock	82,982
Health Sciences	137,951
High Yield	116,844
Inflation Protected Bond	502
Institutional Emerging Market Equity	0
Institutional Foreign Equity	0
Institutional High Yield	0
Institutional Large-Cap Core Growth	0
Institutional Large-Cap Growth	0
Institutional Large-Cap Value	0
Institutional Mid-Cap Equity Growth	0
Institutional Small-Cap Stock	0
International Bond	76,913
International Discovery	66,456
International Equity Index	0
International Growth & Income	37
International Stock	586,099
Japan	1,129
Latin America	10,707
Maryland Short-Term Tax-Free Bond	2,193
Maryland Tax-Free Bond	8,806
Maryland Tax-Free Money	0
Media & Telecommunications	5,108
Mid-Cap Growth	2,043,403
Mid-Cap Value	131,200
New America Growth	85,405
New Asia	30,870
New Era	29,711
New Horizons	255,013
New Income	28,291
New Jersey Tax-Free Bond	68
New York Tax-Free Bond	831
New York Tax-Free Money	3
Personal Strategy Balanced	78,053
Personal Strategy Growth	59,877
Personal Strategy Income	31,511
Prime Reserve	35,565
Real Estate	842
Reserve Investment	0
Retirement 2005	(a)
Retirement 2010	94
Retirement 2015	(a)
Retirement 2020	41
Retirement 2025	(a)
Retirement 2030	52
Retirement 2035	(a)
Retirement 2040	29
Retirement Income	44
Science & Technology	289,898
Short-Term Bond	4,697
Small-Cap Stock	1,288,440
Small-Cap Value	359,993
Spectrum Growth	46,960
Spectrum Income	611,454
Spectrum International	128
Summit Cash Reserves	0
Summit GNMA	0
Summit Municipal Money Market	0
Summit Municipal Intermediate	0
Summit Municipal Income	0
Tax-Efficient Balanced	58
Tax-Efficient Growth	0
Tax-Efficient Multi-Cap Growth	27
Tax-Exempt Money	92
Tax-Free High Yield	5,340
Tax-Free Income	7,923
Tax-Free Intermediate Bond	544
Tax-Free Short-Intermediate	7,205
Total Equity Market Index	0
U.S. Bond Index	0
U.S. Treasury Intermediate	3,308
U.S. Treasury Long-Term	369
U.S. Treasury Money	36,835
Value	153,830
Virginia Tax-Free Bond	2,026

(a)Prior to commencement of operations.

Each Advisor and R Class has adopted an administrative fee payment ("AFP") program under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the classes and/or shareholders thereof. These services include, but are not limited to: transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2003.
Fund	Payment
Blue Chip Growth Fund—Advisor Class	$625,594
Blue Chip Growth Fund—R Class	334
Equity Income Fund—Advisor Class	1,018,736
Equity Income Fund—R Class	15,011
Growth Stock Fund—Advisor Class	26,461
Growth Stock Fund—R Class	2,111
High Yield Fund—Advisor Class	480,553
International Bond Fund—Advisor Class	17,002
International Growth & Income Fund—Advisor Class	1,288
International Growth & Income Fund—R Class	196
International Stock Fund—Advisor Class	1,942
International Stock Fund—R Class	130
Mid-Cap Growth Fund—Advisor Class	88,198
Mid-Cap Growth Fund—R Class	13,961
Mid-Cap Value Fund—Advisor Class	17,045
Mid-Cap Value Fund—R Class	3,300
New Income Fund—Advisor Class	11
New Income Fund—R Class	259
Retirement 2010 Fund—Advisor Class	0
Retirement 2010 Fund—R Class	0
Retirement 2020 Fund-—Advisor Class	0
Retirement 2020 Fund—R Class	0
Retirement 2030 Fund—Advisor Class	0
Retirement 2030 Fund—R Class	0
Retirement 2040 Fund—Advisor Class	0
Retirement 2040 Fund—R Class	0
Retirement Income Fund—Advisor Class	0
Retirement Income Fund—R Class	0
Science & Technology Fund—Advisor Class	496,156
Small-Cap Stock Fund—Advisor Class	156,696
Small-Cap Value Fund—Advisor Class	203,793
Tax-Free Income Fund—Advisor Class	51,353
Value Fund—Advisor Class	53,576

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under section 529 of the Internal Revenue Code. Each plan has a number of portfolios that invest in underlying Price Funds including Blue Chip Growth, Equity Index 500, International Growth & Income, International Stock, Mid-Cap Growth, New Income, Short-Term Bond, Small-Cap Stock, Summit Cash Reserves, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the 529 plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc.

Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD")

Investment Services is located at the same address as the funds and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds (other than the single-fee funds), will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the single-fee funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, all of these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the funds. No compensation is paid to Investment Services.

Advisor and R Classes

Distribution and Shareholder Services Plan

The fund directors adopted a plan pursuant to Rule 12b-1 with respect to each Advisor Class and each R Class (collectively "Class"). Each Plan provides that the Class may compensate Investment Services or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under the plan will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class`s average daily net assets and each R Class pays a fee at the annual rate of up to 0.50% of that class`s average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class`s shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds` independent directors ("Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the Class.

The following payments for the fiscal year indicated were made to third-party intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.
Fund	Fiscal Year Ended 2/28/03
Tax-Free Income Fund—Advisor Class	0

Fund	Fiscal Year Eended 5/31/03
High Yield Fund—Advisor Class	$925,000
New Income Fund—Advisor Class	0
New Income Fund—R Class	1,000
Retirement 2010 Fund—Advisor Class	(a)
Retirement 2010 Fund—R Class	(a)
Retirement 2020 Fund—Advisor Class	(a)
Retirement 2020 Fund—R Class	(a)
Retirement 2030 Fund—Advisor Class	(a)
Retirement 2030 Fund—R Class	(a)
Retirement 2040 Fund—Advisor Class	(a)
Retirement 2040 Fund—R Class	(a)
Retirement Income Fund—Advisor Class	(a)
Retirement Income Fund—R Class	(a)

(a) Prior to commencement of operations

Fund	Fiscal Year Ended 10/31/03
International Growth & Income Fund—Advisor Class	$1,000
International Growth & Income Fund—R Class	1,000
International Stock Fund—Advisor Class	35,000
International Stock Fund—R Class	1,000

Fund	Fiscal Year Ended 12/31/02
Blue Chip Growth Fund—Advisor Class	$1,144,000
Blue Chip Growth Fund—R Class	0
Equity Income Fund—Advisor Class	1,389,000
Equity Income Fund—R Class	0
Growth Stock Fund—Advisor Class	0
Growth Stock Fund—R Class	0
International Bond Fund—Advisor Class	23,000
Mid-Cap Growth Fund—Advisor Class	72,000
Mid-Cap Growth Fund—R Class	0
Mid-Cap Value Fund—Advisor Class	0
Mid-Cap Value Fund—R Class	0
Science & Technology Fund—Advisor Class	1,133,000
Small-Cap Stock Fund—Advisor Class	223,000
Small-Cap Value Fund—Advisor Class	219,000
Value Fund—Advisor Class	69,000

PORTFOLIO TRANSACTIONS

All funds except International Funds

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

The fund`s purchases and sales of fixed-income portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions.

That part of the discussion below relating solely to brokerage commissions would not normally apply to the fund (except to the extent that the Corporate Income, High Yield, Institutional High Yield, New Income, and Personal Strategy Funds purchase equity securities). However, it is included because T. Rowe Price does manage a significant number of common stock portfolios which do engage in agency transactions and pay commissions and because some research and services resulting from the payment of such commissions may benefit the fund.

How Brokers and Dealers Are Selected

Fixed-Income Securities

Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and ask prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

Equity Securities

In purchasing and selling equity securities, T. Rowe Price seeks to obtain quality execution at favorable security .prices through responsible brokers and dealers and at competitive commission rates. However, under certain .conditions, higher brokerage commissions may be paid in return for brokerage and research services..As a general practice, over-the-counter orders are executed with market-makers through an electronic communications network. In selecting from among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold

In selecting brokers and dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution, and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Equity and Fixed-Income Securities

With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services benefiting the fund; designate any such broker or dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

Description of Research Services Received From Brokers and Dealers

T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. Such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to

T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.

Research services received from brokers and dealers are supplemental to T. Rowe Price`s own research efforts and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price`s Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price`s normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price is relieved of expenses which it might otherwise bear.

T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Directed Brokerage

In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.

Commissions to Brokers Who Furnish Research Services

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed-price offerings in which the fund participates. Such research is used to benefit the accounts that purchase in the offering.

Internal Allocation Procedures

T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers, which are able to meet the needs of the transaction.

Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers and dealers and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage, execution, and research services they receive from brokers and dealers and make judgments as to the level of business which would recognize such services. In addition, brokers and dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.

Miscellaneous

T. Rowe Price`s brokerage allocation policy is generally applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

From time to time, orders for clients may be placed through a computerized transaction network.

The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Some of T. Rowe Price`s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price may include the T. Rowe Price Associates Foundation, Inc. and The T. Rowe Price Program for Charitable Giving, Inc., not for profit entities, in aggregated orders from time to time. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by its clients in the aggregate. For purposes of determining the 10% limit, T. Rowe Price includes securities held by clients of affiliated advisers.

T. Rowe Price may give advice and take action for clients, including investment companies, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price is not obligated to initiate transactions for clients in any security that its principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.

Trade Allocation Policies

T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed-Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio`s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to the fund.

International Funds

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

The fund`s purchases and sales of portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions. That part of the discussion below relating solely to brokerage commissions would not normally apply to the fund. However, it is included because T. Rowe Price International does manage a significant number of common stock portfolios which do engage in agency transactions and pay commissions and because some research and services resulting from the payment of such commissions may benefit the fund.

How Brokers and Dealers Are Selected

Fixed-Income Securities

For fixed-income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer`s underwriter, or with a primary market-maker acting as principal on a net basis, with no brokerage commission being paid by the fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market-makers reflect the spread between the bid and asked prices.

With respect to equity and fixed-income securities, T. Rowe Price International may effect principal transactions on behalf of the fund with a broker or dealer who furnishes research services benefiting such clients, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price International may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

T. Rowe Price International may cause a fund to pay a broker-dealer who furnishes research services a commission for executing a transaction that may be in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the research services which have been provided. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through broker-dealers.

Equity Securities

In purchasing and selling equity securities, it is T. Rowe Price International`s policy to seek to obtain quality .execution at favorable security prices through responsible brokers and dealers and at competitive commission .rates. However, under certain conditions, higher brokerage commissions may be paid in return for brokerage .and research services..In selecting brokers and dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution, and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price International to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. However, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price International seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price International considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction in terms of the number of shares and dollar amount; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

Descriptions of Research Services Received From Brokers and Dealers

T. Rowe Price International receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a fund`s portfolio is likely to be invested. Research services are received primarily in the form of written reports, e-mails, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. T. Rowe Price International cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers generally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, T. Rowe Price International is relieved of expenses which it might otherwise bear. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through brokers.

Commissions to Brokers Who Furnish Research Services

Certain broker-dealers that provide quality brokerage and execution services also furnish research services to T. Rowe Price International. T. Rowe Price International has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish research services, or which furnishes research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the research services provided by the broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, T. Rowe Price International may assess the reasonableness of commissions in light of the total research services provided by each particular broker. T. Rowe Price International may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed-price offerings for non-ERISA accounts. Research is used overall to benefit such accounts which purchase in the offerings.

Miscellaneous

Research services furnished by brokers through which T. Rowe Price International effects securities transactions may be used in servicing all accounts managed by T. Rowe Price International. Conversely, research services received from brokers which execute transactions for a particular fund will not necessarily be used by T. Rowe Price International exclusively in connection with the management of that fund.

Some of T. Rowe Price International`s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price International may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price International`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price International may follow the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. Clients should be aware, however, that the grouping of their orders with other clients may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price International has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate. For purposes of determining the 10% limit, T. Rowe Price International includes securities held by clients of affiliated advisers.

The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

All funds

Total Brokerage Commissions

For the fiscal years indicated, the total brokerage commissions paid by each fund, or, in some cases, to each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price or T. Rowe Price International in connection with the management of each fund that invests in equity securities, are shown below.
Fund	Fiscal Year Ended
	2/28/03%		2/28/02%		2/28/01%
California Tax-Free Bond	$182,000	(a)	$297,000	(a)	$194,000	(a)
California Tax-Free Money	4,000	(a)	19,000	(a)	0	(a)
Florida Intermediate Tax-Free	24,000	(a)	20,000	(a)	30,000	(a)
Georgia Tax-Free Bond	52,000	(a)	61,000	(a)	64,000	(a)
Maryland Short-Term Tax-Free Bond	84,000	(a)	27,000	(a)	6,000	(a)
Maryland Tax-Free Bond	385,000	(a)	484,000	(a)	333,000	(a)
Maryland Tax-Free Money	3,000	(a)	1,000	(a)	(b)	(b)
New Jersey Tax-Free Bond	91,000	(a)	96,000	(a)	91,000	(a)
New York Tax-Free Bond	289,000	(a)	255,000	(a)	206,000	(a)
New York Tax-Free Money	4,000	(a)	1,000	(a)	0	(a)
Tax-Efficient Balanced	4,000	(a)	19,000	(a)	21,000	(a)
Tax-Efficient Growth	18,000	0.0%	11,000	0.0%	22,000	0.0%
Tax-Efficient Multi-Cap Growth	15,000	0.0	11,000	0.39	12,000	0.0
Tax-Exempt Money	69,000	(a)	4,000	(a)	0	(a)
Tax-Free High Yield	1,148,000	(a)	1,586,000	(a)	658,000	(a)
Tax-Free Income	959,000	(a)	1,103,000	(a)	922,000	(a)
Tax-Free Intermediate Bond	87,000	(a)	68,000	(a)	19,000	(a)
Tax-Free Short-Intermediate	172,000	(a)	141,000	(a)	217,000	(a)
Virginia Tax-Free Bond	254,000	(a)	361,000	(a)	129,000	(a)

(a)Percentages are not required for funds that do not invest in equity securities.

(b)Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/03%		5/31/02%		5/31/01%
Corporate Income	$121,000	94.0	$103,000	95.0	$103,000	98.0
GNMA	13,000	(a)	0	(a)	0	(a)
Government Reserve Investment	(b)	(b)	(b)	(b)	(b)	(b)
High Yield	14,294,000	86.0	9,189,000	82.0	7,746,000	87.0
Inflation Protected Bond	121,000	(a)	(c)	(c)	(c)	(c)
Institutional High Yield	1,291,000	(a)	(c)	(c)	(c)	(c)
New Income	1,343,000	96.0	1,734,000	98.0	1,387,000	112.0
Personal Strategy Balanced	654,000	17.0	843,000	14.0	564,000	11.0
Personal Strategy Growth	311,000	24.0	374,000	19.0	218,000	17.0
Personal Strategy Income	257,000	12.0	332,000	9.0	215,000	7.0
Reserve Investment	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2005	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2010	(b)	(b)	(c)	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2020	(b)	(b)	(c)	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2030	(b)	(b)	(c)	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2040	(b)	(b)	(c)	(c)	(c)	(c)
Retirement Income	(b)	(b)	(c)	(c)	(c)	(c)
Short-Term Bond	302,000	(a)	217,000	(a)	217,000	(a)
U.S. Treasury Intermediate	11,000	(a)	0	(a)	0	(a)
U.S. Treasury Long-Term	12,000	(a)	0	(a)	0	(a)

(a)Percentages are not required for funds that do not invest in equity securities.

(b)Not applicable.

(c)Prior to commencement of operations.

Fund	Fiscal Year Ended
	10/31/03%		10/31/02%		10/31/01%
Emerging Europe & Mediterranean	$159,000	32.9	$85,000	90.0	$86,000	96.0
Emerging Markets Stock	1,052,000	33.2	736,000	89.0	653,000	79.0
European Stock	724,000	33.0	556,000	88.0	485,000	95.0
Global Stock	82,000	40.2	110,000	43.0	106,000	67.0
Institutional Emerging Markets Equity	61,000	43.0	(a)	(a)	(a)	(a)
Institutional Foreign Equity	1,720,000	30.5	2,081,946	1.0	2,471,000	84.0
International Discovery	2,165,000	28.0	1,796,000	65.0	1,942,000	67.0
International Equity Index	11,000	0.1	14,000	0.0	10,000	3.0
International Growth & Income	77,000	2.0	7,000	12.0	5,000	89.0
International Stock	5,961,000	38.8	5,790,000	83.0	7,616,000	87.0
Japan	838,000	32.3	306,000	78.0	347,000	86.0
Latin America	267,000	67.8	249,000	85.0	368,000	85.0
Summit Cash Reserves	0	(b)	0	(b)	0	(b)
Summit GNMA	2,000	(b)	2,000	(b)	3,000	(b)
Summit Municipal Income	119,000	(b)	149,000	(b)	128,000	(b)
Summit Municipal Intermediate	49,000	(b)	44,000	(b)	47,000	(b)
Summit Municipal Money Market	0	(b)	1,000	(b)	1,000	(b)
U.S. Bond Index	15,000	(b)	23,000	(b)	6,000	(b)

(a)Prior to commencement of operations.

(b)Percentages are not required for funds that do not invest in equity securities.

Fund	Fiscal Year Ended
	12/31/02%		12/31/01%		12/31/00%
Balanced	$1,341,000	14.7%	$1,203,000	10.9%	$399,000	11.5%
Blue Chip Growth	7,802,000	61.8	7,972,000	39.8	7,485,000	58.5
Capital Appreciation	2,513,000	14.1	2,345,000	14.1	1,305,000	32.5
Capital Opportunity	127,000	42.4	101,000	31.5	121,000	24.5
Developing Technologies	94,000	63.7	72,000	10.9	42,000	3.1
Diversified Mid-Cap Growth	(a)	(a)	(a)	(a)	(a)	(a)
Diversified Small-Cap Growth	88,000	24.5	55,000	2.4	105,000	1.3
Dividend Growth	554,000	48.3	640,000	66.5	1,070,000	72.0
Emerging Markets Bond	605,000	(b)	0	(b)	0	(b)
Equity Income	8,255,000	39.8	7,344,000	26.2	8,687,000	47.3
Equity Index 500	339,000	1.7	193,000	0.8	331,000	0.8
Extended Equity Market Index	42,000	7.3	42,000	0.1	51,000	0.0
Financial Services	604,000	39.7	539,000	51.4	348,000	56.3
Global Technology	543,000	50.2	510,000	45.4	362,000	15.9
Growth & Income	3,408,000	49.2	4,538,000	49.5	6,522,000	57.4
Growth Stock	6,963,000	42.4	8,332,000	52.7	10,878,000	41.3
Health Sciences	2,768,000	85.0	2,732,000	60.4	2,560,000	30.3
Institutional Large-Cap Core Growth	(a)	(a)	(a)	(a)	(a)	(a)
Institutional Large-Cap Growth	15,000	26.5	2,000	6.7	(a)	(a)
Institutional Large-Cap Value	7,000	25.3	5,000	18.1	3,000	58.9
Institutional Mid-Cap Equity Growth	489,000	58.1%	$565,000	18.6%	547,000	25.1%
Institutional Small-Cap Stock	571,000	62.1	265,000	33.9	128,000	41.4
International Bond	205,000	(b)	0	(b)	0	(b)
Media & Telecommunications	4,243,000	45.0	3,993,000	43.2	3,517,000	36.5
Mid-Cap Growth	9,544,000	58.6	11,886,000	18.3	8,893,000	22.9
Mid-Cap Value	3,708,000	66.0	1,050,000	75.5	272,000	61.8
New America Growth	2,048,000	53.0	1,823,000	36.4	3,730,000	29.1
New Era	960,000	28.7	1,411,000	40.4	2,352,000	32.5
New Horizons	8,357,000	45.6	7,929,000	7.1	13,876,000	3.8
Real Estate	126,000	64.4	114,000	36.8	51,000	27.8
Science & Technology	8,785,000	35.1	15,035,000	31.4	13,388,000	39.5
Small-Cap Stock	5,313,000	55.4	2,865,000	38.0	2,214,000	38.4
Small-Cap Value	4,163,000	67.9	1,656,000	50.0	891,000	49.5
Spectrum Growth	(c)	(c)	(c)	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)	(c)	(c)	(c)
Value	2,120,000	59.1	2,221,000	55.1	1,330,000	74.6

(a)Prior to commencement of operations.

(b)Percentages are not required for funds that do not invest in equity securities.

(c)Not applicable.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds` holdings in securities of its top 10 brokers and dealers as of the end of the fiscal years indicated:

On December 31, 2002, the Balanced Fund held stock of Citigroup, Goldman Sachs Group, J.P. Morgan Chase, Morgan Stanley, and Deutsche Bank, with values of $18,543,000, $3,793,000, $5,492,000, $6,215,000, and $997,000, respectively. The fund also held bonds of Citigroup, Goldman Sachs Group, J.P. Morgan Chase, Lehman Brothers, Credit Suisse First Boston, and Morgan Stanley with values of $4,616,000, $2,768,000, $6,069,000, $1,468,000, $1,253,000, and $7,577,000, respectively.

On December 31, 2002, the Blue Chip Growth Fund held stock of Citigroup, Bank of America, Merrill Lynch, Morgan Stanley, Legg Mason, and Goldman Sachs Group, with values of $204,102,000, $94,615,000, $36,052,000, $47,106,000, $17,960,000, and $31,326,000, respectively.

On December 31, 2002, the Capital Opportunity Fund held stock of Citigroup, J.P. Morgan Chase, Merrill Lynch, Goldman Sachs Group, and Morgan Stanley, with values of $1,682,000, $526,000, $311,000, $272,000, and $116,000, respectively.

On December 31, 2002, the Diversified Small-Cap Growth Fund held stock of Legg Mason and Investment Technology Group, with values of $259,000 and $200,000, respectively.

On December 31, 2002, the Dividend Growth Fund held stock of Citigroup and Morgan Stanley, with values of $13,372,000 and $3,593,000, respectively.

On December 31, 2002, the Equity Income Fund held stock of Bank of America, Citigroup, and J.P. Morgan Chase, with values of $103,659,000, 78,826,000, and $79,200,000, respectively.

On December 31, 2002, the Equity Index 500 Fund held stock of Citigroup, Bank of America, J.P. Morgan Chase, Morgan Stanley, Merrill Lynch, Goldman Sachs, SunTrust, State Street, and Lehman Brothers, with values of $58,931,000, $34,020,000, $15,549,000, $14,223,000, 10,674,000, $10,666,000, $5,298,000, $4,126,000, and $4,234,000, respectively.

On December 31, 2002, the Extended Equity Market Index Fund held stock of Investment Technology Group, Raymond James Financial, and Instinet Group, with values of $35,000, $42,000, and $4,000, respectively.

On December 31, 2002, the Financial Services Fund held stock of Citigroup, Legg Mason, Neuberger Berman, Morgan Stanley, Bank of America, and Merrill Lynch with values of $12,517,000, $3,980,000, $3,483,000, $4,451,000, $9,399,000, and $7,362,000, respectively.

On December 31, 2002, the Growth & Income Fund held stock of Citigroup, Bank of America, J.P. Morgan Chase, Goldman Sachs Group, and Morgan Stanley, with values of $40,644,000, $28,385,000, $21,600,000, $14,778,000, $16,208,000, respectively.

On December 31, 2002, the Growth Stock Fund held stock of Merrill Lynch, Morgan Stanley, and Citigroup, with values of $40,606,000, $17,964,000, and $48,150,000, respectively.

On December 31, 2002, the Institutional Large-Cap Growth Fund held stock of Citigroup with a value of $236,000.

On December 31, 2002, the Institutional Large-Cap Value Fund held stock of Citigroup, Merrill Lynch, J.P. Morgan Chase, and FleetBoston Financial, with values of $244,000, $142,000, $130,000, and $112,000, respectively.

On December 31, 2002, the New America Growth Fund held stock of Citigroup and Goldman Sachs Group with values of $12,492,000 and $9,194,000, respectively.

On December 31, 2002, the Total Market Index Fund held stock of Citigroup, Bank of America, J.P. Morgan Chase, Morgan Stanley, Goldman Sachs Group, Merrill Lynch, SunTrust, Lehman Brothers, State Street, Raymond James Financial, and Investment Technology Group, with values of $2,907,000, $1,713,000,

$778,000, $695,000, $531,000, $520,000, $271,000, $208,000, $207,000, $21,000, and $18,000, respectively.

On December 31, 2002, the Value Fund held stock of J.P. Morgan Chase, Bank of America, Citigroup, and Morgan Stanley, with values of $10,800,000, $13,914,000, $7,918,000, and $17,964,000, respectively.

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:
Fund	Fiscal Year Ended
	2/28/03	2/28/02	2/28/01
California Tax-Free Bond	28.5%	39.0%	37.7%
California Tax-Free Money	(a)	(a)	(a)
Florida Intermediate Tax-Free	12.8	15.3	19.5
Georgia Tax-Free Bond	24.8	32.1	33.9
Maryland Short-Term Tax-Free Bond	31.9	23.8	29.2
Maryland Tax-Free Bond	19.4	18.5	19.3
Maryland Tax-Free Money	(a)	(a)	(a)
New Jersey Tax-Free Bond	14.7	17.0	24.6
New York Tax-Free Bond	30.0	33.5	36.1
New York Tax-Free Money	(a)	(a)	(a)
Tax-Efficient Balanced	21.3	24.3	19.1
Tax-Efficient Growth	17.6	8.5	12.0
Tax-Efficient Multi-Cap Growth	27.0	15.4	10.4(b)
Tax-Exempt Money	(a)	(a)	(a)
Tax-Free High Yield	30.8	32.7	15.1
Tax-Free Income	24.4	28.2	28.6
Tax-Free Intermediate Bond	20.7	19.7	17.3
Tax-Free Short-Intermediate	29.7	30.0	40.7(c)
Virginia Tax-Free Bond	33.5	47.1	38.1

(a)Money funds are not required to show portfolio turnover.

(b)Annualized.

(c)Excludes the effect of the acquisition of the Virginia Short-Term Bond Fund assets.

Fund	Fiscal Year Ended
	5/31/03	5/31/02	5/31/01
Corporate Income	92.9%	91.1%	98.1%
GNMA	385.8(a)	145.2	71.2
Government Reserve Investment	(b)	(b)	(b)
High Yield	59.9	71.3	80.1
Inflation Protected Bond	35.6(c)	(d)	(d)
Institutional High Yield	72.3	(d)	(d)
New Income	221.2	222.0	112.1
Personal Strategy Balanced	87.8	97.2	61.5
Personal Strategy Growth	52.5	68.4	54.8
Personal Strategy Income	108.5	115.9	79.8
Prime Reserve	(b)	(b)	(b)
Reserve Investment	(b)	(b)	(b)
Retirement 2005	(d)	(d)	(d)
Retirement 2010	12.8(c)	(d)	(d)
Retirement 2015	(d)	(d)	(d)
Retirement 2020	4.1(c)	(d)	(d)
Retirement 2025	(d)	(d)	(d)
Retirement 2030	3.1(c)	(d)	(d)
Retirement 2035	(d)	(d)	(d)
Retirement 2040	18.8(c)	(d)	(d)
Retirement Income	6.2(c)	(d)	(d)
Short-Term Bond	110.1(a)	49.9	77.6
U.S. Treasury Intermediate	105.6	104.4	108.0
U.S. Treasury Long-Term	65.5	48.5	31.3
U.S. Treasury Money	(b)	(b)	(b)

(a)The fund`s higher portfolio turnover was due primarily to increased trading of mortgage dollar rolls.

(b)Money funds are not required to show portfolio turnover.

(c)Annualized.

(d)Prior to commencement of operations.

.
Fund	Fiscal Year Ended
	10/31/03	10/31/02	10/31/01
Emerging Europe & Mediterranean	54.1%	94.5%	83.1%
Emerging Markets Stock	65.6	70.5	70.3
European Stock	23.1	16.1	5.8
Global Stock	38.7	48.4	52.3
Institutional Emerging Markets Equity	70.4	(a)	(a)
Institutional Foreign Equity	27.8	20.0	21.4
International Discovery	115.9	93.9	59.1
International Equity Index	39.4	49.0	63.1(b)
International Growth & Income	53.2	24.6	8.5
International Stock	25.2	21.6	17.4
Japan	254.7(c)	104.2	45.8
Latin America	27.4	21.0	29.9
New Asia	71.7	72.0	49.0
Summit Cash Reserves	(d)	(d)	(d)
Summit GNMA	312.0	327.9	71.0
Summit Municipal Income	37.0	47.3	53.0
Summit Municipal Intermediate	29.8	18.5	20.3
Summit Municipal Money Market	(d)	(d)	(d)
U.S. Bond Index	190.3	140.4	83.9(e)

(a)Prior to commencement of operations.

(b)From the commencement of operations November 30, 2000 through October 31, 2001.

(c)The increase in the fund`s portfolio turnover from 2002 to 2003 was primarily the result of changes in the investment advisory group. New membership in the group had a different outlook on a number of the fund`s portfolio holdings and initiated changes in the composition of the portfolio as a result.

(d)Money funds are not required to show portfolio turnover.

(e)Annualized.

Fund	Fiscal Year Ended
	12/31/02	12/31/01	12/31/00
Balanced	49.1%	36.0%	16.5%
Blue Chip Growth	46.2	48.3	50.9
Capital Appreciation	17.6	25.1	32.4
Capital Opportunity	48.2	53.6	64.7
Developing Technologies	81.5	107.5	232.6(a)
Diversified Mid-Cap Growth	(b)	(b)	(b)
Diversified Small-Cap Growth	43.8	30.3	66.0
Dividend Growth	20.4	34.9	35.7
Emerging Markets Bond	51.4	75.5	69.5
Equity Income	15.2	17.3	21.9
Equity Index 500	6.6	4.0	9.1
Extended Equity Market Index	21.0	31.3	30.5
Financial Services	49.7	54.8	32.5
Global Technology	211.4	189.2	123.6(a)
Growth & Income	44.7	65.9	80.3
Growth Stock	46.9	64.1	74.3
Health Sciences	62.7	74.6	110.6
Institutional Large-Cap Core Growth	(b)	(b)	(b)
Institutional Large-Cap Growth	91.3	98.2(a)	(b)
Institutional Large-Cap Value	25.3	106.3	58.4(a)
Institutional Mid-Cap Equity Growth	38.1	48.6	67.5
Institutional Small-Cap Stock	19.1	26.9	15.8(a)
International Bond	113.9	107.6	160.5
Media & Telecommunications	184.9	241.1	197.5
Mid-Cap Growth	36.0	43.0	53.6
Mid-Cap Value	51.1	57.5	31.9
New America Growth	61.5	52.1	81.4
New Era	11.5	17.9	28.5
New Horizons	23.7	27.4	47.2
Real Estate	9.8	37.2	19.0
Science & Technology	60.8	143.6	134.1
Small-Cap Stock	15.3	16.5	32.8
Small-Cap Value	12.2	16.8	14.4
Spectrum Growth	3.9	6.1	11.6
Spectrum Income	14.1	22.7	19.3
Spectrum International	94.4	30.6	42.5
Total Equity Market Index	5.6	8.6	7.6
Value	29.6	42.2	55.9

(a)Annualized.

(b)Prior to commencement of operations.

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent auditors to the funds.

The financial statements, and the report of independent accountants of the funds listed below for the periods ending the fiscal years indicated, are included in each fund`s annual report for those periods and are incorporated into this SAI by reference. A copy of each fund`s annual report accompanies this SAI. Additionally, the unaudited Semiannual Report for the six months ended June 30, 2003 for the Equity, Index Equity, Institutional Equity, International Bond, and Spectrum Funds are incorporated into this SAI by reference:

Fund	Fiscal Year Ended
Equity, Index Equity, Institutional Equity, International Bond, and Spectrum Funds	12/31/02
Index Bond, Institutional International, International Equity, International Index Equity, Summit Income, and Summit Municipal Funds	10/31/03
State Tax-Free, Tax-Efficient, and Tax-Free Funds	2/28/03
Taxable Bond, Taxable Money, Personal Strategy, Reserve Investment, Retirement and U.S. Treasury Funds	5/31/03

ANNUAL REPORT REFERENCES

Fund	Financial Highlights	Portfolio of Investments	Statement of Assets and Liabilities	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Notes to Financial Statements	Report of Independent Auditors
Balanced Fund	11	12-41	42	—	43	44	45-49	50
Blue Chip Growth Fund	13	—	—	16-22	23	24-25	26-31	32
Blue Chip Growth Fund—Advisor Class	14	—	—	16-22	23	24-25	26-31	32
Blue Chip Growth Fund—R Class	15	—	—	16-22	23	24-25	26-31	32
California Tax-Free Bond Fund	12	—	—	16-23	25	26	27-30	31
California Tax-Free Money Fund	11	13-15	24	—	25	26	27-30	31
Capital Appreciation Fund	9	10-17	18	—	19	20	21-25	26
Capital Opportunity Fund	9	10-22	—	—	23	24	25-29	30
Corporate Income Fund	11	—	—	12-24	25	26	27-32	33
Developing Technologies Fund	8	9-12	—	—	13	14	15-19	20
Diversified Mid-Cap Growth Fund	—	—	—	—	—	—	—	—
Diversified Small-Cap Growth Fund	9	—	—	10-21	22	23	24-28	29
Dividend Growth Fund	10	—	—	11-17	18	19	20-23	24
Emerging Europe & Mediterranean Fund	13	—	—	14-16	17	18	19-24	25
Emerging Markets Bond Fund	13	23-29	30	—	32	35	36-42	43
Emerging Markets Stock Fund	14	—	—	15-22	23	24	25-30	31
Equity Income Fund	8	—	—	11-18	19	20-21	22-26	27
Equity Income Fund—Advisor Class	9	—	—	11-18	19	20-21	22-26	27
Equity Income Fund— R Class	10	—	—	11-18	19	20-21	22-26	27
Equity Index 500 Fund	1	—	—	2-20	21	22	23-28	29
European Stock Fund	14	—	—	15-22	23	24	25-29	30
Extended Equity Market Index Fund	2	3-70	71	—	72	73	74-77	78
Financial Services Fund	8	—	—	9-11	12	13	14-18	19
Florida Intermediate Tax-Free Fund	8	—	—	9-12	13	14	15-17	18
Georgia Tax-Free Bond Fund	8	—	—	9-13	14	15	16-19	20
Global Stock Fund	14	—	—	15-25	26	27	28-32	33
Global Technology Fund	8	—	—	9-12	13	14	15-18	19
GNMA Fund	11	12-14	15	—	16	17	18-22	23
Government Reserve Investment Fund	12	—	—	21-22	23	25	26-28	29
Growth & Income Fund	10	—	—	11-17	18	19	20-24	25
Growth Stock Fund	10	—	—	13-19	20	21-22	23-28	29
Growth Stock Fund—Advisor Class	11	—	—	13-19	20	21-22	23-28	29
Growth Stock Fund— R Class	12	—	—	13-19	20	21-22	23-28	29
Health Sciences Fund	8	—	—	9-15	16	17	18-22	23
High Yield Fund	15	—	—	17-35	36-37	38-39	40-45	46
High Yield Fund—Advisor Class	16	—	—	17-35	36-37	38-39	40-45	46
Inflation Protected Bond Fund	11	—	—	12-13	14	15	16-19	20
Institutional Emerging Markets Equity Fund	8	9-12	13	—	14	15	16-17	18
Institutional Foreign Equity Fund	10	—	—	11-15	16	17	18-20	21
Institutional High Yield Fund	10	11-19	20	—	21	22	23-25	26
Institutional Large-Cap Core Growth Fund
Institutional Large-Cap Growth Fund	6	—	—	7-8	9	10	11-12	13
Institutional Large-Cap Value Fund	5	—	—	6-8	9	10	11-12	13
Institutional Mid-Cap Equity Growth Fund	8	—	—	9-12	13	14	15-16	17
Institutional Small-Cap Stock Fund	7	—	—	8-12	13	14	15-16	17
International Bond Fund	11	14-21	22	—	31	33-34	36-42	43
International Bond Fund—Advisor Class	12	14-21	22	—	31	33-34	36-42	43
International Discovery Fund	14	—	—	15-25	26	27	28-33	34
International Equity Index Fund	18	—	—	19-51	52	53	54-57	58
International Growth & Income Fund	18	21-31	32	—	33-34	35-36	37-43	44
International Growth & Income Fund—Advisor Class	19	21-31	32	—	33-34	35-36	37-43	44
International Growth & Income Fund—R Class	20	21-31	32	—	33-34	35-36	37-43	44
International Stock Fund	13	—	—	16-25	26-27	28-29	30-36	37
International Stock Fund—Advisor Class	14	—	—	16-25	26-27	28-29	30-36	37
International Stock Fund—R Class	15	—	—	16-25	26-27	28-29	30-36	37
Japan Fund	13	—	—	14-17	18	19	20-24	25
Latin America Fund	14	—	—	15-17	18	19	20-24	25
Maryland Short-Term Tax-Free Bond Fund	13	—	—	19-25	40	41	42-46	47
Maryland Tax-Free Bond Fund	14	—	—	26-39	40	41	42-46	47
Maryland Tax-Free Money Fund	12	—	—	15-18	40	41	42-46	47
Media & Telecommunications Fund	8	—	—	9-13	14	15	16-19	20
Mid-Cap Growth Fund	14	17-23	24	—	25	26	27-32	33
Mid-Cap Growth Fund—Advisor Class	15	17-23	24	—	25	26	27-32	33
Mid-Cap Growth Fund— R Class	16	17-23	24	—	25	26	27-32	33
Mid-Cap Value Fund	9	—	—	12-18	19	20-21	22-27	28
Mid-Cap Value Fund—Advisor Class	10	—	—	12-18	19	20-21	22-27	28
Mid-Cap Value Fund— R Class	11	—	—	12-18	19	20-21	22-27	28
New America Growth Fund	12	—	—	13-18	19	20	21-24	25
New Asia Fund	14	—	—	15-21	22	23	24-29	30
New Era Fund	9	—	—	10-15	16	17	18-22	23
New Horizons Fund	11	12-21	22	—	23	24	25-29	30
New Income Fund	13	16-28	29	—	30-31	32-33	34-41	42
New Income Fund—Advisor Class	14	16-28	29	—	30-31	32-33	34-41	42
New Income Fund— R Class	15	16-28	29	—	30-31	32-33	34-41	42
New Jersey Tax-Free Bond Fund	9	—	—	10-15	16	17	18-21	22
New York Tax-Free Bond Fund	12	—	—	17-23	24	25	26-29	30
New York Tax-Free Money Fund	11	—	—	13-16	24	25	26-29	30
Personal Strategy Balanced Fund	5	6-36	37	—	38	39	40-46	47
Personal Strategy Growth Fund	5	—	—	6-37	38	39	40-45	46
Personal Strategy Income Fund	5	6-36	37	—	38	39	40-45	46
Prime Reserve Fund	11	—	—	12-18	19	20	21-23	24
Real Estate Fund	8	—	—	9-11	12	13	14-17	18
Reserve Investment Fund	11	—	—	13-20	23	24	26-28	29
Retirement 2005 Fund	—	—	—	—	—	—	—	—
Retirement 2010 Fund	5	—	—	6	7	8	9-11	12
Retirement 2010 Fund—Advisor Class	—	—	—	—	—	—	—	—
Retirement 2010 Fund—R Class	—	—	—	—	—	—	—	—
Retirement 2015 Fund	—	—	—	—	—	—	—	—
Retirement 2020 Fund	5	—	—	6	7	8	9-11	12
Retirement 2020 Fund—Advisor Class	—	—	—	—	—	—	—	—
Retirement 2020 Fund—R Class	—	—	—	—	—	—	—	—
Retirement 2025 Fund	—	—	—	—	—	—	—	—
Retirement 2030 Fund	5	—	—	6	7	8	9-11	12
Retirement 2030 Fund—Advisor Class	—	—	—	—	—	—	—	—
Retirement 2030 Fund—R Class	—	—	—	—	—	—	—	—
Retirement 2035 Fund	—	—	—	—	—	—	—	—
Retirement 2040 Fund	5	—	—	6	7	8	9-11	12
Retirement 2040 Fund—Advisor Class	—	—	—	—	—	—	—	—
Retirement 2040 Fund—R Class	—	—	—	—	—	—	—	—
Retirement Income Fund	5	—	—	6	7	8	9-11	12
Retirement Income Fund—Advisor Class	—	—	—	—	—	—	—	—
Retirement Income Fund—R Class	—	—	—	—	—	—	—	—
Science & Technology Fund	8	—	—	10-14	15	16	17-21	22
Science & Technology Fund—Advisor Class	9	—	—	10-14	15	16	17-21	22
Short-Term Bond Fund	9	10-18	19	—	20	21	22-27	28
Small-Cap Stock Fund	12	14-24	25	—	26	27-28	29-33	34
Small-Cap Stock Fund—Advisor Class	13	14-24	25	—	26	27-28	29-33	34
Small-Cap Value Fund	7	9-20	21	—	22	23-24	25-30	31
Small-Cap Value Fund—Advisor Class	8	9-20	21	—	22	23-24	25-30	31
Spectrum Growth Fund	12	—	—	15	18	19	22-25	26
Spectrum Income Fund	13	—	—	16	18	20	22-25	26
Spectrum International Fund	14	—	—	17	18	21	22-25	26
Summit Cash Reserves Fund	5	—	—	6-11	12	13	14-16	17
Summit GNMA Fund	6	7-9	10	—	11	12	13-16	17
Summit Municipal Income Fund	5	—	—	6-21	22	23	24-27	28
Summit Municipal Intermediate Fund	5	—	—	6-17	18	19	20-22	23
Summit Municipal Money Market Fund	5	—	—	6-16	17	18	19-21	22
Tax-Efficient Balanced Fund	2	—	—	3-12	13	14	15-18	19
Tax-Efficient Growth Fund	2	—	—	3-8	9	10	11-14	15
Tax-Efficient Multi-Cap Growth Fund	2	3-11	12	—	13	14	15-18	19
Tax-Exempt Money Fund	2	—	—	3-12	13	14	15-17	18
Tax-Free High Yield Fund	2	—	—	3-25	26	27	28-31	32
Tax-Free Income Fund	2	—	—	4-23	24	25	26-29	30
Tax-Free Income Fund—Advisor Class	3	—	—	4-23	24	25	26-29	30
Tax-Free Intermediate Bond Fund	2	—	—	3-13	14	15	16-19	20
Tax-Free Short-Intermediate Fund	2	—	—	3-16	17	18	19-22	23
Total Equity Market Index Fund	1	—	—	2-59	60	61	62-65	66
U.S. Bond Index Fund	12	—	—	13-26	27	28	29-32	33
U.S. Treasury Intermediate Fund	20	—	—	24-26	30	32	34-38	39
U.S. Treasury Long-Term Fund	21	—	—	27-29	30	33	34-38	39
U.S. Treasury Money Fund	19	—	—	22-23	30	31	34-38	39
Value Fund	8	—	—	10-17	18	19-20	21-25	26
Value Fund—Advisor Class	9	—	—	10-17	18	19-20	21-25	26
Virginia Tax-Free Bond Fund	8	—	—	9-16	17	18	19-22	23

UNAUDITED SEMIANNUAL REPORT REFERENCES

Fund	Financial Highlights	Portfolio of Investments	Statement of Assets and Liabilities	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Notes to Financial Statements
Balanced Fund	14	15-35	36	—	37	38	39-43
Blue Chip Growth Fund	14	—	—	17-23	24	25-26	27-32
Blue Chip Growth Fund—Advisor Class	15	—	—	17-23	24	25-26	27-32
Blue Chip Growth Fund—R Class	16	—	—	17-23	24	25-26	27-32
Capital Appreciation Fund	10	11-18	19	—	20	21	22-25
Capital Opportunity Fund	10	—	—	11-23	24	25	26-30
Developing Technologies Fund	10	—	—	11-14	15	16	17-21
Diversified Mid-Cap Growth Fund	—	—	—	—	—	—	—
Diversified Small-Cap Growth Fund	10	—	—	11-22	23	24	25-28
Dividend Growth Fund	12	—	—	13-20	21	22	23-27
Emerging Markets Bond Fund	14	—	—	24-32	34	37	38-44
Equity Income Fund	10	13-20	21	—	22	23-24	25-29
Equity Income Fund—Advisor Class	11	13-20	21	—	22	23-24	25-29
Equity Income Fund— R Class	12	13-20	21	—	22	23-24	25-29
Equity Index 500 Fund	2	—	—	3-22	23	24	25-30
Extended Equity Market Index Fund	2	—	—	3-72	73	74	75-78
Global Technology Fund	10	—	—	11-14	15	16	17-20
Growth & Income Fund	12	—	—	13-20	21	22	23-26
Growth Stock Fund	10	—	—	13-19	20-21	22-23	24-29
Growth Stock Fund—Advisor Class	11	—	—	13-19	20-21	22-23	24-29
Growth Stock Fund— R Class	12	—	—	13-19	20-21	22-23	24-29
Health Sciences Fund	10	—	—	11-18	19	20	21-25
Institutional Large-Cap Core Growth Fund	—	—	—	—	—	—	—
Institutional Large-Cap Growth Fund	6	—	—	7-8	9	10	11-12
Institutional Large-Cap Value Fund	6	—	—	7-9	10	11	12-13
Institutional Mid-Cap Equity Growth Fund	10	—	—	11-14	15	16	17-18
Institutional Small-Cap Stock Fund	8	—	—	9-13	14	15	16-17
International Bond Fund	12	15-22	23	—	33	35-36	38-44
International Bond Fund—Advisor Class	13	15-22	23	—	33	35-36	38-44
Media & Telecommunications Fund	8	—	—	9-12	13	14	15-18
Mid-Cap Growth Fund	14	17-24	25	—	26	27	28-32
Mid-Cap Growth Fund—Advisor Class	15	17-24	25	—	26	27	28-32
Mid-Cap Growth Fund— R Class	16	17-24	25	—	26	27	28-32
Mid-Cap Value Fund	10	—	—	13-19	20-21	22-23	24-28
Mid-Cap Value Fund—Advisor Class	11	—	—	13-19	20-21	22-23	24-28
Mid-Cap Value Fund— R Class	12	—	—	13-19	20-21	22-23	24-28
New America Growth Fund	12	—	—	13-18	19	20	21-23
New Era Fund	10	—	—	11-15	16	17	18-21
New Horizons Fund	14	15-25	26	—	27	28	29-32
Real Estate Fund	10	—	—	11-13	14	15	16-19
Science & Technology Fund	10	12-16	17	—	18	19	20-25
Science & Technology Fund—Advisor Class	11	12-16	17	—	18	19	20-25
Small-Cap Stock Fund	14	16-26	27	—	28	29-30	31-35
Small-Cap Stock Fund—Advisor Class	15	16-26	27	—	28	29-30	31-35
Small-Cap Value Fund	10	12-24	25	—	26	27-28	29-33
Small-Cap Value Fund—Advisor Class	11	12-24	25	—	26	27-28	29-33
Spectrum Growth Fund	14	—	—	17	20	21	24-27
Spectrum Income Fund	15	—	—	18	20	22	24-27
Spectrum International Fund	16	—	—	19	20	23	24-27
Total Equity Market Index Fund	2	—	—	3-61	62	63	64-67
Value Fund	10	—	—	12-19	20	21-22	23-27
Value Fund—Advisor Class	11	—	—	12-19	20	21-22	23-27

T. Rowe price Diversified MiD-Cap GrOWTH fund

December 15, 2003

statement of assets and liabilities

Assets

Cash$100,000

Prepaid registration fees49,666

Total assets149,666

Liabilities

Payable to manager(49,666)

Total liabilities(49,666)

NET ASSETS$100,000

OFFERING AND REDEMPTION PRICE$ 10.00

Net Assets Consist of:

Paid-in-capital applicable to 10,000 shares of $0.0001

par value capital stock outstanding; 1,000,000,000

shares authorized$100,000

T. Rowe price Diversified MiD-Cap GrOWTH fund

statement of OPERATIONS

October 22, 2003

through

December 15, 2003

Expenses

Organization expenses$590

Reimbursed by manager (590)

Net investment income --

INCREASE (DECREASE) IN NET ASSETS

FROM START-UP OPERATIONS$ --

The accompanying notes are an integral part of these financial statements.

NOTE TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) was organized on October 22, 2003, as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Through December 15, 2003, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the fund at $10.00 per share on December 15, 2003 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on December 15, 2003 with the transfer of $100,000 cash.

The fund has entered into an investment management agreement with T. Rowe Price Associates, Inc. (the manager). Under the terms of the investment management agreement, the manager is required to bear all expenses of the fund, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through April 30, 2006, which would otherwise cause the fund`s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.25%. Through April 30, 2008, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund`s expense ratio to exceed its expense limitation. Through December 15, 2003, the fund incurred organization expenses in the approximate amount of $590, which the manager has paid on the fund`s behalf.

Also, through December 15, 2003, initial registration fees in the amount of $49,666 were prepaid by the manager on behalf of the fund. This amount will be repaid to the manager upon commencement of operations and prepaid registration fees will be amortized to expense over the period of benefit, typically one year.

Report of Independent AUDITORS

To the Board of Directors and Shareholder of T. Rowe Price Diversified Mid-Cap Growth Fund

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of T. Rowe Price Diversified Mid-Cap Growth Fund, (the "Fund") at December 15, 2003, and the results of its operations for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund`s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

December 15, 2003

PART II

Part II of this SAI describes policies and practices that apply to the funds in the T. Rowe Price family of funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds` investment objectives and policies discussed in the funds` prospectuses. You should refer to each fund`s prospectus to determine the types of securities in which the fund invests. You will then be able to review additional information set forth herein on those types of securities and their risks.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. The funds` operating policies are subject to change by the funds` Boards without shareholder approval. The funds` fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the funds or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

RISK FACTORS

Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Foreign Investing

Foreign securities (All funds that can invest in foreign securities)

Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.

There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund investing in foreign securities while others relate more to the countries in which the funds will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of

Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States` economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures. In 2002, many countries throughout the world struggled economically in the face of a severe decline in the U.S. stock market, a weak American economy, threats of war, and terrorism.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations Investments in foreign securities will normally be denominated in foreign currencies. American Depository Receipts ("ADRs") are investments in foreign companies but are denominated in U.S. dollars.) Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds` assets denominated in that currency. Such changes will also affect the funds` income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the funds` securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the funds` securities denominated in that currency would be expected to decline.

Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through ADRs and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds` portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the funds.

Investment Funds The funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If the funds invest in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

Taxes The dividends and interest payable on certain of the funds` foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds` shareholders.

Costs Investors should understand that the expense ratios of a fund investing primarily in foreign securities can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the fund is higher.

Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Small Companies Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium-sized companies.

Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country`s national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the funds` assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which result in significant risks and uncertainties when investing in Eastern Europe and Russia.

Latin America

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Japan

Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world`s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan`s economic problems. The yen has had a history of unpredictable and volatile movements against the U.S. dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan`s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

Asia (ex-Japan)

Political Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.

For example, in 1997 the Thai baht lost 46.75% of its value against the U.S. dollar. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Debt A number of Asian companies are highly dependent on foreign loans for their operation. In 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody`s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody`s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds` Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its results on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including GNMAs, differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of "locking in" long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment such prepayments can be reinvested at higher prevailing interest rates which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds` portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities ("ARMs"), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARM securities may prevent income on the ARM from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders` principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risks factors of funds investing in lower-rated securities.

Lower-Rated Debt Securities Market An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds` portfolios, the funds` net asset value and the ability of the bonds` issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of funds which invest only in higher-rated debt securities.

Youth and Growth of the Lower-Rated Debt Securities Market The market for lower-rated debt securities is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds` portfolios, the funds` net asset value and the ability of the bonds` issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of a funds which invest only in higher-rated debt securities.

Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the funds may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities which the funds own will affect its net asset value per share. If market quotations are not readily available for the funds` lower-rated or nonrated securities, these securities will be valued by a method that the funds` Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. The funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Under an exemptive order issued by the SEC, the funds are permitted to invest the portion of their assets allocated to high-yield bonds in the T. Rowe Price Institutional High Yield Fund. Such an investment would allow funds to obtain the benefits of a fully diversified high-yield bond portfolio regardless of the amount of assets the funds invest in high-yield bonds.

The amount of any investment management fees that T. Rowe Price earns on the assets of funds investing in the Institutional High Yield Fund will be used to offset investment management fees otherwise due T. Rowe Price from the investing funds. Thus, T. Rowe Price will not receive any additional investment management fees from use of the Institutional High Yield Fund in this manner.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody`s, S&P, and Fitch IBCA, Inc. ("Fitch") represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "Flat Tax" and "Value Added Tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a funds` portfolios would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. Also, recent changes to tax laws broadly lowering tax rates, including lower tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in order to improve the bond`s credit rating. By meeting the insurer`s standards and paying an insurance premium based on the bond`s principal value, the issuer is able to obtain a higher credit rating for the bond. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond`s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond`s interest and principal when due if the issuing entity defaults on the insured bond. Although defaults on insured municipal bonds have been low to date, there is no assurance this low rate will continue in the future. A higher than expected default rate could deplete loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds.

High-Yield Securities Lower-quality bonds, commonly referred to as "junk bonds," are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price`s credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available, and judgment may play a greater role in the valuation process.

Risk Factors of Investing in Taxable and Tax-Free Money Market Funds

The funds will limit their purchases of portfolio instruments to those U.S. dollar-denominated securities which the funds` Boards determine present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations ("NRSROs") or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the funds` Boards. In addition, the funds may treat variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

There can be no assurance that the funds will achieve their investment objectives or be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds` portfolio investments, and a decline in interest rates could increase the value.

State Tax-Free Funds

The following information about the State Tax-Free Funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated with a California Portfolio

The funds` concentration in debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to state general obligations and notes, the funds will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

Debt  The state, its agencies, and local governmental entities issued $49.0 billion in long-term debt in 2002. Approximately 26% was general obligation debt, backed by the taxing power of the issuer, while 74% were revenue bonds and lease-backed obligations, issued for a wide variety of purposes, including transportation, housing, education, electric power, and health care.

As of March 1, 2003, the State of California had approximately $26.5 billion in outstanding general obligation bonds secured by the state`s revenue and taxing power. An additional $11.8 billion in authorized but unissued state general obligation debt remains to be issued to comply with voter initiatives and legislative mandates. Debt service on roughly 13% of the state`s outstanding general obligation debt is met from revenue-producing projects such as water, harbor, and housing facilities. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of revenue collections. During fiscal 2003, the state issued $12.5 billion in short-term notes for this purpose; during fiscal 2002 the state issued $13.2 billion in revenue anticipation notes and warrants. California also operates a commercial paper program, which it uses to finance construction projects. $1.0 billion of commercial paper was outstanding as of March 1, 2003. The state supports $6.3 billion in lease-purchase obligations attributable to the State Public Works Board and other issuers. These obligations are not backed by the full faith and credit of the state, but instead are subject to annual appropriations from the state`s General Fund.

In addition to the state obligations described above, bonds have been issued by special public authorities in California that are not obligations of the state. These include bonds issued by the California Housing Finance Agency, the Department of Water Resources, the Department of Veterans Affairs, California State University, and the California Transportation Commission.

Economy  California`s economy is the largest among the 50 states and one of the largest in the world. Its population of 35 million as of July 1, 2002, represented over 12% of the United States population. The state`s per capita personal income in 2001 exceeded the U.S. average by 7%. While the State of California benefited from its focus on the high-technology sector during 1999 and 2000, it has suffered through the high-technology slowdown that began in the spring of 2001.

California`s economy suffered through a severe recession during the early 1990s as the effects of a slowdown in the national economy were compounded by federal defense spending cuts and military base closings. From 1994 to 2000, the state was in a steady recovery, exhibiting significant job growth and gains in personal income. Growth stalled in 2001 coincident with the "tech bust"; however, job losses and unemployment levels were moderate in comparison to California`s early 1990s recession. The fallout from the "tech bust" manifested itself in much lower personal income tax receipts at the state level as capital gains, bonuses, and option income dropped off. The level of economic activity within the state is important as it influences the growth or contraction of state and local government revenues available for operations and debt service.

Recessionary influences and the effects of overbuilding in selected areas resulted in a contraction in real estate values in many regions of the state in prior years. All urban areas have shown improvement corresponding to gains in the general economic level. Future declines in property values could have a negative effect on the ability of certain local governments to meet their obligations.

As a state, California is more prone to earthquakes than most other states in the country, creating potential economic losses from damages. On January 17, 1994, a major earthquake, measuring 6.8 on the Richter scale, hit Southern California centered in the area of Northridge. Total damage was estimated at $20 billion. Significant federal aid was received.

Legislative Due to the funds` concentration in the State of California and its municipal issuers, the funds may be affected by certain amendments to the California constitution and state statutes which limit the taxing and spending authority of California governmental entities and may affect their ability to meet their debt service obligations.

In 1978, California voters approved "Proposition 13," adding Article XIIIA to the state constitution which limits ad valorem taxes on real property to 1% of "full cash value" and restricts the ability of taxing entities to increase real property taxes. In subsequent actions, the state substantially increased its expenditures to provide assistance to its local governments to offset the losses in revenues and to maintain essential local services; in the early 1990s the state phased out most local aid in response to its own fiscal pressures.

Another constitutional amendment, Article XIIIB, was passed by voters in 1979 prohibiting the state from spending revenues beyond its annually adjusted "appropriations limit." Any revenues exceeding this limit must be returned to the taxpayers as a revision in the tax rate or fee schedule over the following two years. Such a refund, in the amount of $1.1 billion, occurred in fiscal year 1987.

Proposition 218, the "Right to Vote on Taxes Act," was approved by voters in 1996. It further restricts the ability of local governments to levy and collect both existing and future taxes, assessments, and fees. In addition to further limiting the financial flexibility of local governments in the state, it also increases the possibility of voter-determined tax rollbacks and repeals. The interpretation and application of this proposition will ultimately be determined by the courts.

An effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt that requires voter approval and pledging future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk. Local governments also raise capital through the use of Mello-Roos, 1915 Act, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

Proposition 98, enacted in 1988, changed the state`s method of funding education for grades below the university level. Under this constitutional amendment, the schools are guaranteed a minimum share of state General Fund revenues. The major effect of Proposition 98 has been to restrict the state`s flexibility to respond to fiscal stress.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. The state and its underlying localities have displayed flexibility, however, in overcoming the negative effects of past initiatives.

Financial  The recession of the early 1990s placed California`s finances under pressure. From 1991 through 1995, accumulated deficits were carried over into the following years and the state`s general obligation bonds were downgraded from AAA to A.

Reflecting the trend of economic recovery from 1996-2000, the state`s financial condition improved considerably during this period. Fiscal year 2000 closed with an unrestricted general fund budgetary reserve balance of $7.1 billion. Fiscal year 2001 was closed with an unrestricted general fund budgetary reserve of $5.4 billion. The state was upgraded to the AA level during 2000. Much of this cushion was the result of explosive growth in income tax receipts on capital gains and bonus and stock option income. The combination of a slowing economy, falling equity markets, and the state`s progressive income tax structure led to a substantial drop in the budgetary reserve to a negative $4.4 billion for fiscal year 2002. In addition, the state suffered through an electricity crisis brought about by a flawed attempt at deregulating the electricity industry that resulted in the issuance of $12 billion of power revenue bonds in late 2002 to finance electricity purchases. At this time, large budget gaps are unfolding for fiscal years 2003 and 2004. The Governor`s Mid-May 2003 Budget Revision has closed a $38.2 billion gap through spending reductions, bond issuance, fund transfers, deferrals, and increased taxes and fees; his proposal is under review by state legislators. In February 2003, Moody`s downgraded the state`s general obligation bonds to A2 from A1; in December 2002, S&P downgraded the state`s general obligations to A from A+. Fitch downgraded the state`s general obligation bonds to A from AA in December 2002 as well. While Moody`s and Standard & Poor`s carry a stable outlook on the state`s debt, Fitch has California on Rating Watch Negative. The consequences of the state`s fiscal actions reach beyond its own general obligation bond ratings. Many state agencies and local governments which depend upon state appropriations are vulnerable to cutbacks in funding during recessionary periods.

On December 6, 1994, Orange County filed for protection under Chapter 9 of the U.S. Bankruptcy Code after reports of significant losses in its investment pool. Upon restructuring, the realized losses in the pool were $1.6 billion or 21% of assets. More than 200 public entities, most of which, but not all, are located in Orange County were also depositors in the pool. The county defaulted on a number of its debt obligations. The county emerged from bankruptcy on June 12, 1996. Through a series of long-term financings, it repaid most of its obligations to pool depositors and has become current on its public debt obligations. The balance of claims against the county are payable from any proceeds received from litigation against securities dealers and other parties. The county`s ratings were restored to investment grade in 1998 and were upgraded again in 2000 to 2002.

Sectors  Certain areas of potential investment concentration present unique risks. In 2002, $2 billion of tax-exempt debt issued in California was for public or nonprofit hospitals. A significant portion of the funds` assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of stay, a phenomenon that has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state MediCal programs or private insurers. To the extent these third-party payers reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry moves toward deregulation and increased competition. California`s electric utility restructuring plan, Assembly Bill 1890, permitted direct competition to be phased in between 1998 and 2002. This restructuring plan proved to be flawed as it placed overreliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Municipal utilities, while not subject to the legislation, were faced with competitive market forces and worked to proactively prepare for deregulation. Now that deregulation has been disbanded, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Risks include unexpected outages or plant shutdowns or increased Nuclear Regulatory Commission surveillance.

The funds may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

Florida Intermediate Tax-Free Fund

Risk Factors Associated with a Florida Portfolio

The fund`s program of investing primarily in AAA rated Florida municipal bonds should significantly lessen the credit risks that would be associated with a portfolio of lower quality Florida bonds. Nevertheless, the fund`s concentration in securities issued by the State of Florida and its political subdivisions involves greater risk than a fund broadly invested in bonds across many states and municipalities. The credit quality of the fund will depend upon the continued financial strength of the State of Florida and the numerous public bodies, municipalities, and other issuers of debt securities in Florida.

Debt   The State of Florida and its local governments issue three basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer, revenue bonds secured by specific pledged revenues or charges for a related project, and tax-exempt lease obligations, supported by annual appropriations from the issuer, usually with no implied tax or specific revenue pledge. During 2002, Florida`s state and local governments issued approximately $18.8 billion of debt, an increase of almost 33% from the previous year. Debt issued in 2002 was for a wide variety of public purposes, including transportation, housing, education, health care, and utilities.

As of April 15, 2003, the State of Florida had about $16.6 billion of net tax-supported bonds secured by the state`s full faith and credit and various tax revenue. General obligation bonded debt service accounted for a modest 2.8% of all governmental expenditures in fiscal year 2002. Additionally, the state has another $3.8 billion in outstanding bonds which are secured by limited state taxes and revenues. The state`s General Obligation debt is rated Aa2 by Moody`s, AA+ by S&P, and AA by Fitch as of May 1, 2003. Moody`s changed its outlook on Florida to stable from negative based on recent signs of improvements in the state`s sales tax revenue collections and the state`s tradition of conservative fiscal management. S&P and Fitch affirmed their stable outlook on the state`s credit. Debt issued by the state may only be used to fund capital outlay projects. Florida is not authorized to issue debt to fund operations.

Several agencies of the state are authorized to issue debt that does not represent a pledge of the state`s credit. The Florida Housing Finance Authority and Florida Board of Regents are the largest of such issuers. The principal and interest on bonds issued by these bodies are payable solely from specified revenues such as mortgage repayments and university tuition and fees.

Economy  Florida`s population totals approximately 16.6 million residents, making it the nation`s fourth most populous state. Because of continued in-migration from other states throughout the 1990s, Florida`s population increased at a faster rate than the national average. In 2002, Florida led the nation in job growth, achieving .9% growth over its 2001 level. As of March 2003, Florida`s unemployment rate was low at 5.3% (compared to the national average of 6%). The national recession that began in 2001 has somewhat impacted the Florida economy with regard to its hospitality and transportation business sectors. However, Florida has been able to maintain its strong tourism base as highlighted by the state`s record of 75.5 million visitors in 2002. This number has grown 6.3% since 2000. The increase in tourism in this recessionary market was partially driven by more tourists taking passenger vehicles trips to the state rather than air transportation.

Florida`s employment base continues to be bolstered by the services, trade, and government sectors that employ 31.4%, 23.2%, and 16.5% respectively of the state`s labor force. The services and trade sectors play a prominent role in Florida`s economy because of the state`s global tourism appeal. In 2002, Florida was the only state in the nation to post positive employment growth numbers. The state`s per capita effective buying income levels remain just below the national average.

Legislative  Florida does not have a personal income tax. A constitutional amendment would be required in order to implement such a tax. Although the probability appears very low, the fund cannot rule out the possibility that a personal income tax may be implemented in the future. If such a tax were to be imposed, there is no assurance that interest earned on Florida municipal debt offerings would be exempt from this tax.

Under current Florida law, shares of the fund will be exempt from the state`s intangible personal property tax to the extent that on the annual assessment date (January 1) its assets are solely invested in Florida municipal obligations, U.S. government securities, certain short-term cash investments, or other tax-exempt securities. In recent years, the Florida Legislature began efforts to gradually reduce the intangibles tax. In its 2000 session, the Florida Legislature passed legislation which reduced the intangibles personal property tax rate to its current level of 1 mill or $.01 per thousand dollars. The 2001 Florida Legislature did not cut the tax rate on the intangibles tax; however, it did raise the exemption amount to $250,000 per person from $20,000. This means up to a $500,000 exemption for married couples. Additionally, the legislature granted the same exemption to non-natural Florida residents. However, the state delayed implementing the intangibles tax reduction until July 1, 2003, as it anticipated revenue shortfalls related to the lingering 2001 national recession.

The Florida Constitution limits the total ad valorem property tax that may be levied by each county, municipality, and school district to 10 mills or 1.0% of value. The limit applies only to taxes levied for operating purposes and excludes taxes levied for the payment of bonds. This restricts the operating flexibility of local governments in the state and may result from time to time in budget deficits for some local units.

Financial  The Florida Constitution and Statutes mandate that the state budget as a whole, and each separate fund within the state budget, be kept in balance from currently available revenues each state fiscal year (July 1—June 30). The Governor and Comptroller are responsible for insuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any state fund.

The state`s revenue structure is narrowly based, relying on the sales and use tax for about 84% of its general fund revenues. The state initially estimated a fiscal 2002 revenue shortfall of $1.3 billion. However, its sales and use tax receipts outperformed expectations, leading to a slight surplus in general fund operations, maintaining its unreserved general fund balances at around $2 billion, or 9.6% of expenditures. The unreserved general fund balance enables the state to meet its constitutional budget stabilization reserve requirement of 5% of revenues and its goal to maintain a working capital reserve.

The state`s geographic location renders it vulnerable to natural disasters such as hurricanes. While these events can be devastating, the impact can sometimes stimulate the economy. For example, the state`s finances received a substantial boost in fiscal year 1993 resulting from increased economic activity associated with rebuilding efforts after Hurricane Andrew, which hit south Florida on August 24, 1992. In 1996 Florida settled a lawsuit with the tobacco industry in which the state sought to recover the costs associated with tobacco usage by Floridians. The total amount expected to be collected from the tobacco companies through the settlement is estimated to be around $13 billion over 25 years. This money will be used for children`s health coverage, to reimburse the state for smoking-related medical expenses, and for state enforcement efforts in reducing sales of tobacco products. As of June 30, 2002, settlement collections of $3.24 billion have been reported by the state.

In November 1994, state voters passed a proposal to limit state revenue growth to the average annual growth in personal income over the previous five years. This revenue cap excludes revenue to pay certain expenditures, including debt service. The limitation should not pose an onerous burden to the state`s financial performance. However, demand for governmental services continues to increase with increases in population.

Sectors  Certain areas of potential investment concentration present unique risks. For example, a significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten the length of hospital stays, a phenomenon that has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved. Because of the high proportion of elderly residents in Florida, Florida hospitals tend to be highly dependent on Medicare. In addition to the regulations imposed by Medicare, the state also regulates health care. A state board must approve the budgets of all Florida hospitals; certificates of need are required for all significant capital expenditures. The primary management objective is cost control. The inability of some hospitals to achieve adequate cost control while operating in a competitive environment has led to a number of hospital bond defaults.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants that could affect the issuer`s financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation in the electric utility industry.

The fund may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No government support is implied.

Georgia Tax-Free Bond Fund

Risk Factors Associated wtih a Georgia Portfolio

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to State of Georgia general obligations and state agency issues, the fund will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

Debt The State of Georgia and its local governments issued $6.6 billion in municipal bonds in 2002, a 26.3% increase over 2001. As of May 15, 2003, the state was rated Aaa by Moody`s and AAA by S&P and Fitch. The state`s rating outlook was stable for each rating agency.

The State of Georgia currently has net direct obligations of approximately $6.6 billion. In 1973, a Constitutional Amendment authorizing the issuance of state general obligation ("GO") bonds was implemented. Since the implementation of the amendment, the state has funded most of its capital needs through the issuance of GO bonds. Previously, capital requirements were funded through the issuance of bonds by 10 separate authorities and secured by lease rental agreements and annual state appropriations. Georgia`s Constitution permits the state to issue bonds for two types of public purposes: (1) general obligation debt and (2) guaranteed revenue debt. The Georgia Constitution imposes certain debt limits and controls. The state`s GO debt service cannot exceed 10% of total revenue receipts less refunds of the state treasury. The state`s GO bonds must have a maximum maturity of 25 years. On May 15, 2003, 66% of the state`s debt was scheduled to be amortized in 10 years or less. Maximum GO debt service requirements are well below the legal limit at 4% of fiscal year 2002 treasury receipts.

The state established "debt affordability" limits which provides that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 5% of the prior year`s revenues. The state`s near-term debt offerings are projected to maintain its total debt within these levels.

Economy  The State of Georgia is the tenth most populous state with a population of approximately 8.6 million residents, increasing 4% since 2000. The state remains the fastest growing state on the eastern seaboard. The state`s economy underwent strong expansion between 1990 and 2000 including strong job growth in the services, high technology, and air transportation sectors. The recent recession that began in 2001 has slowed Georgia`s economy and has it performing at the pace of the national economy. The services sector continues as the state`s leading employment sector at 27.1% of its total employment. The state`s other leading employment sectors include the trade sector at 17.4%, government at 15.4%, and manufacturing at 14.3%. The Atlanta metropolitan statistical area continues to serve as the state`s economic center, capturing approximately 55% of the state`s employment. This area includes Atlanta, the state`s capitol, and 20 surrounding counties. The next largest metropolitan statistical area is the Columbus-Muscogee area.

The state`s moderate cost of living and research centers provided by its colleges and universities continue to attract a very skilled labor force. The state`s unemployment rate increased to 5.3% in the fourth quarter of calendar 2002, but declined to 4.6% at the end of March 2003 as the state showed signs of coming out of its economic slump. The state`s unemployment rate continues to be well below the nation`s average of 6%. The state`s per capita personal income levels are slightly below the U.S. average at 93.8%. The state`s income levels show more favorably when taking into account costs of living and quality of life indicators.

Financial  The creditworthiness of the portfolio is largely dependent on the financial strength of the State of Georgia and its localities. The state`s strong economic performance has translated into its strong financial performance and the accumulation of substantial reserves.

At the close of fiscal year 2002, the state had almost $879 million of unreserved general fund reserves or about 5.7% of expenditures. In addition to this healthy unreserved general fund balance, the state had a revenue shortfall reserve of about $700 million and a reserve for Mid-year Adjustments of around $147 million. Such strong reserve levels allow financing flexibility and provide very strong safeguards against short-term economic swings. Through the first eight months of fiscal year 2003, the state`s revenue collections are down 3.4% and have been impacted by the slowing economy. The governor has mandated that state agencies cut 5% of their budgets for the fiscal year. The state does not anticipate utilizing its shortfall reserves to cure the pending deficit.

A significant portion of the portfolio`s assets is expected to be invested in the debt obligations of local governments and public authorities with investment-grade ratings of BBB or higher. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. The fund may purchase obligations issued by public authorities in Georgia which are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state`s general fund. Likewise, certain enterprises such as water and sewer systems or hospitals may be affected by changes in economic activity.

Sectors  Certain areas of potential investment concentration present unique risks. A significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten the length of hospital stays, a phenomenon that has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants that could affect issuers` financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the electric utility industry.

The fund may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated wtih a Maryland Portfolio

The funds` concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to State of Maryland general obligation bonds and debt issued by state agencies, the funds will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

Debt  The State of Maryland and its local governments issue two basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for a related project. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The State of Maryland disclosed in its fiscal year 2002 Comprehensive Annual Financial Report ("CAFR") dated June 30, 2002, that it has approximately $3.6 billion in general obligation bonds outstanding. As of May 27, 2003, general obligation debt of the State of Maryland was rated Triple-A by Moody`s, S&P, and Fitch. There is no general debt limit imposed by the state constitution or public general laws. The state constitution imposes a 15-year maturity limit on state general obligation bonds. Although voters approved a constitutional amendment in 1982 permitting the state to borrow up to $100 million in short-term notes in anticipation of taxes and revenues, the state has not made use of this authority.

Many agencies of the state government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute debt or a pledge of the faith and credit of the state. The Community Development Administration of the Department of Housing and Community Development, the Maryland Water Quality Financing Administration of the Department of Environment, the Maryland State Lottery Agency, certain state higher education institutions, the Maryland Stadium Authority, the Maryland Food Center Authority, and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from pledged revenues, principally fees generated from use of the facilities, enterprises financed by the bonds, or other dedicated fees.

Economy  The Maryland Board of Revenue Estimates reports that, according to several measures, the state`s economy had outperformed the nation during the nationwide slowdown. The slowdown is apparent in reduced employment and personal income growth. However, the extent of the reduction has not been as severe in Maryland as in other states. One reason for this is Maryland`s limited exposure to the manufacturing sector, which has been hard hit by current economic conditions.

Financial  To a large degree, the risk of the portfolio is dependent upon the financial strength of the State of Maryland and its localities. The state continues to demonstrate a conservative approach to managing its finances but has not been immune to the national economic downturn. Fiscal year 2002 concluded with a general fund operating deficit and the general fund balance declined from $2.5 billion to $1.6 billion, representing a still-solid 11% of general fund expenditures. The decline is attributable to the final year of a phased-in income tax reduction, a decrease in capital gains revenue and interest income, and increased spending for education, welfare and medical assistance services, as well as land preservation programs. Since this time, revenue growth has basically stalled and expenditures have risen. The Governor and legislature have been working on resolving budget gaps for FY03 and FY04. Efforts are focused on a balanced approach, with limited use of one-time transfers from other funds, and maintaining sufficient reserves.

Sectors  Investment concentration in a particular sector can present unique risks. A significant portion of the funds` assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of stay, a phenomenon which has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms. At the present time, Maryland hospitals operate under a system in which reimbursement is determined by a state-administered set of rates and charges that applies to all payors. A federal waiver also allows this system to be applied to Medicare reimbursement rather than the Federal Diagnosis-Related Group ("DRG") system required elsewhere. In order to maintain this Medicare waiver, the cumulative rate of increase in Maryland hospital charges since the base year 1980 must remain below that of U.S. hospitals overall. From 1983 through 1992, the rate of increase for Maryland hospitals was below the national average; for the seven years from 1993 through 1999, Maryland hospital costs grew faster than the national rate, although the cumulative rate of increase since the base year is still below the national average. Any loss of the Medicare waiver in the future may have an adverse impact upon the credit quality of Maryland hospitals.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants that could affect the issuer`s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

New Jersey Tax-Free Bond Fund

Risk Factors Associated wtih a New Jersey Portfolio

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to State of New Jersey general obligation bonds and debt issued by state agencies, the fund will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

Debt  As of May 1, 2003, general obligation debt of the State is rated Aa2 by Moody`s, AA by S&P, and AA by Fitch. Over the past year, New Jersey`s credit rating has been lowered by Moody`s and Fitch from Aa1 and AA+, respectively. Moody`s outlook is negative, and Fitch has placed its rating on credit watch negative. This suggests that additional downgrades may occur. All three rating agencies have expressed concern over the extent of the State`s revenue shortfall during the national economic slowdown. The downgrades also reflect the belief that the State will need several years to return to budgetary balance.

The State of New Jersey and its local governments issue two basic types of debt: general obligation bonds, which are backed by the unlimited taxing power of the issuer, and revenue bonds, which are secured by specific pledged fees or charges, often from a related project. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. The credit risks of all vary with the obligation`s structure and ultimate obligor.

The State of New Jersey disclosed in its CAFR dated November 27, 2002, for the fiscal year ending June 30, 2002, that approximately $17.2 billion in state long-term debt obligations were outstanding, an increase in bonded debt of $555.9 million. This debt figure includes state guarantees on the principal and interest payments on certain bonds issued by the New Jersey Sports and Exposition Authority and annual appropriations for installment obligations, capital leases, and certificates of participation. The state may also be required to provide appropriations to meet a deficiency in debt service payments for the South Jersey Port Corporation and the New Jersey Housing and Mortgage Finance Agency.

Many agencies of the state government are authorized to borrow money under legislation that expressly provides that the loan obligations shall not be deemed to constitute debt or a pledge of the faith and credit of the state. The New Jersey Building Authority, New Jersey Transportation Trust Fund Authority, New Jersey Economic Development Authority, New Jersey Educational Facilities Authority, New Jersey Health Care Facilities Financing Authority, New Jersey Highway Authority, New Jersey Housing and Mortgage Finance Agency, New Jersey Sports and Exposition Authority, New Jersey Transit Corporation, and New Jersey Turnpike Authority have outstanding bonds of this nature.

Economy  While New Jersey employment increased by 27,200 during calendar year 2001, by December, the state`s employment picture closely resembled that of the nation as a whole. Total jobs peaked in February 2001 and declined steadily thereafter. Personal income is important to watch as nearly all debt, directly or indirectly, is paid from the income of individuals. Personal income grew an estimated 3% during calendar year 2001, but slowed to a 2%-2.5% rate of increase during the first half of 2002. Fewer employment opportunities, falling bonuses in the financial sector, and reduced wage increases in both private and public sector employment markets account for the decrease.

Financial  To a large degree, the credit risk of the portfolio is linked to the financial strength of the State of New Jersey and its localities. Fiscal year 2002 was a disappointing year for the state, in that overall revenue collections were $387 million below those of 2001. Three taxes comprise over two-thirds of the state`s total receipts: the gross income tax, the sales and use tax, and the corporate business tax. The first two are roughly one-third each of total receipts. Economic weakness resulted in an anemic increase in sales tax collections, more than offset by substantial declines in gross income and corporate business taxes.

The state is anticipating slight economic growth in fiscal year 2003. Overall tax receipts are expected to climb somewhat, and the state has restructured its corporate business tax. However, there are many uncertainties in the economic outlook and a recovery has been predicted before and not materialized.

Sectors  Investment concentration in a particular sector can present unique risks. A significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten patients` length of stay, a phenomenon which has negatively affected the financial health of many hospitals. While each hospital bond issue is separately secured by the individual hospital`s revenues, common to all hospitals is reliance to some degree on third-party reimbursement sources such as the federal Medicare or Medicaid programs and private insurers. An individual hospital may be affected to the extent these payors reduce their reimbursements. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.

The fund may invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Such risks include increased regulation and associated expense, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may deteriorate from increased competition and deregulation in the industry.

The fund may invest in private activity bond issues for corporate and nonprofit borrowers. These issues sold through government conduits, such as the New Jersey Economic Development Authority and various local issuers, are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

The fund may participate in solid waste projects. A number of counties and utility authorities in the state have issued several billion dollars of bonds to fund incinerator projects and solid waste projects. A federal decision that struck down New Jersey`s system of solid waste flow control increases the potential risk of default absent a legislative solution or some form of subsidy from local or state governments.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated wtih a New York Portfolio

In addition to State of New York general obligation bonds and debt issued by state agencies, the funds will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics. In spite of holding many different issuers, all will be entities in the State of New York. Concentration in the debt obligations of one state translates into higher risk than a portfolio that is more geographically diversified.

The funds` ability to maintain credit quality is primarily dependent upon the ability and willingness of New York issuers to meet their debt service obligations in a timely fashion. In 1975, the state, New York City, and other related issuers experienced serious financial difficulties that ultimately resulted in much lower credit ratings and loss of access to the public debt markets. A series of fiscal reforms and an improved economic climate allowed these entities to return to financial stability by the early 1980s. Credit ratings were reinstated or raised and access to the public credit markets restored. During the early 1990s, the state and the city confronted renewed fiscal pressure, though both experienced financial relief by the latter part of the decade from a strong national economy and high profits and bonus income in the financial services. The state and the city are again grappling with a very difficult budgetary environment. Revenues, particularly those associated with income taxes, have fallen far short of expectations, even as expenditures have continued to rise. The state and city project that an economic recovery will be underway by 2004, but their projections are subject to uncertainty, particularly in a rapidly changing geopolitical environment.

On September 11, 2001, hijackers flew two passenger jetliners into the World Trade Center. The attack destroyed the World Trade Center, damaged other buildings, and caused significant loss of life. The economic dislocation to the state and especially New York City has been substantial. In spite of additional federal and state money to offset the economic impact and for increased security, the city is still feeling the aftereffects of the attack. Some of the economic activity present before the attack may never return, as firms displaced by the event may choose to relocate to another state or do not recover.

New York State

The State of New York disclosed in its fiscal year 2002 CAFR dated July 19, 2002, that it had $4.14 billion in general obligation bonds outstanding. As of May 1, 2003, the state`s general obligation debt was rated AA by both S&P and Fitch and A2 by Moody`s. In addition, the state has entered into lease purchase agreements as well as contractual obligation financing arrangements with certain municipal entities to finance various capital projects totaling $32.36 million. A third important vehicle for the achievement of many state goals are its public benefit corporations. The public benefit corporations had outstanding $56 billion in debt as of fiscal year end 2002. After its fiscal crisis of the mid-70s, New York State maintained balanced operations on a cash basis, although by 1992 it had built up an accumulated general fund deficit of over $6 billion on a Generally Accepted Accounting Principles ("GAAP") basis. This deficit consisted mainly of overdue tax refunds and payments due localities. To resolve its accumulated general fund deficit, the state established the Local Government Assistance Corporation ("LGAC") in 1990. A total of approximately $5 billion in LGAC bonds have been issued. The proceeds of these bonds were used to provide the state`s assistance to localities and school districts, enabling the state to reduce its accumulated general fund deficit. As of fiscal year-end March 31, 2002, $4.6 billion of LGAC debt was outstanding.

Certain authorities are more heavily reliant on annual direct state support such as the Urban Development Authority ("UDC"), a public benefit corporation now known as the Empire State Development Corporation. In February 1975, the UDC defaulted on approximately $1 billion of short-term notes. The default was ultimately cured by the creation of the Project Finance Authority, through which the state provided assistance to the UDC, including support for debt service. Since then, there have been no other defaults by state authorities.

To a large degree, the risk of the portfolio is dependent on the financial strength of the State of New York and its localities. The state`s economy had been showing signs of reduced growth due to the national economic slowdown even before the events of September 11 occurred. During the first four months of 2002, while employment in the nation fell 1.2%, employment in New York State slipped 1.5%, ranking it 44th amongst all states. The state`s reliance on the securities industry, which though only 2.4% of all employment accounts for 12.4% of all wages, served it well during the boom years of the late 1990s, but haunted it during the down-sizing that came from 2001 and that continues even to 2003. Lay-offs throughout the state`s employment base shrank personal income tax revenues and increased social service costs. The state`s Comptroller reported a $3.4 billion operating deficit in its general fund in fiscal year 2002. The state faces substantial budget gaps for the 2004, 2005, and 2006 fiscal years. With most reserves exhausted, the state`s leadership is struggling to match revenues to expenditures. As of this writing, the state still did not have a budget for the 2004 fiscal year, which began on 1 April, 2003, though discussions between the legislative and executive branches were in progress. Economic growth is projected to generally improve in calendar year 2004, but the state`s economic recovery is expected to lag the nation, as it has in the past.

New York City

The financial problems of New York City were acute between 1975 and 1979, highlighted by a payment moratorium on the City`s short-term obligations. The most important contribution to the city`s fiscal recovery was the creation of the Municipal Assistance Corporation ("MAC") for the City of New York. Backed by sales, use, stock transfer, and other taxes, MAC issued bonds and used the proceeds to purchase city bonds and notes. Although investors shunned MAC bonds at first, the program has proven to be very successful.

The city has been hit hard by layoffs in the finance and securities sector. Some 160,000 jobs have been lost since December 2000 with 30,000 in 2002 alone. The unemployment rate in December 2002 was 8.2%, up from 7.1% the year before and higher than the state`s 6.3% and the nation`s 6%. The higher unemployment has resulted in additional cash flow needs for social services. Debt service as a percent of city expenditures is high and will grow higher over the next three years.

The city anticipates a slow recovery, lending a measure of conservativism to its forecasts. Personal income is expected to increase only 1.3% in 2003 after a loss of 0.9% in 2002. 2004 recovery is expected to be strong, though, at 5.4% and about 5% per year thereafter. More job losses are expected in 2003, another 57,000, but gains of 50,000 to 40,000 per year thereafter through 2007.

The city is currently anticipating a slight surplus in 2003, partially achieved by bonding out some of the costs associated with the World Trade Center tragedy. This surplus will alleviate somewhat fiscal year 2004`s anticipated $3 billion budget shortfall, but not those projected for 2005 and 2006. Most recent news from the state capital in Albany provides some reassurance, in that it appears that the city will receive permission to raise several local taxes to provide sufficient revenues for its increased expenditures.

As of May 1, 2003, general obligation debt of the city is rated A by S&P, A+ by Fitch, and A2 by Moody`s. Both Moody`s and S&P have placed the city`s credit rating on negative outlook.

Sectors  A significant portion of the fund`s assets may be invested in health care issues. For over a decade, hospitals have been under significant pressure to reduce expenses and shorten patients` length of stay, which has negatively affected the financial health of many hospitals. While each hospital bond issue is secured by the individual hospital`s revenues, third-party reimbursement sources such as the Federal Medicare, state Medicaid programs, and private insurers are common to all hospitals. To the extent these third-party payors reduce their reimbursements for health services, individual hospitals will be affected. The state`s support for Medicaid and health services has receded. Under health care reforms implemented over the past five years, hospitals are permitted to negotiate inpatient payment rates with private payors. In addition, the federal balanced budget act of 1997 contains provisions to reduce Medicare expenditures. These pressures have accelerated a trend of hospital mergers and acquisitions and present risks and opportunities for health care institutions and fund investors.

The funds may invest in private activity bond issues issued for corporate and nonprofit borrowers. These issues, sold through various governmental conduits, are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. Obligations issued in other states through similar conduits have defaulted in the past as a result of borrower financial difficulties.

The fund may invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Such risks include increased regulation and associated expense, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may deteriorate from increased competition and deregulation in the industry.

Virginia Tax-Free Bond Fund

Risk Factors Associated wtih a Virginia Portfolio

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to Commonwealth of Virginia general obligations and agency issues, the fund will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

Debt  The Commonwealth of Virginia and its local governments issued $6.9 billion of municipal bonds in 2002, including general obligation debt backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for an enterprise or project. Included within the revenue bond category are tax-exempt lease obligations that are subject to annual appropriations of a governmental body to meet debt service, usually with no implied tax or specific revenue pledge. Debt issued in 2002 was for a wide variety of public purposes, including transportation, housing, education, health care, and industrial development.

As of June 30, 2002, the Commonwealth of Virginia had $1.0 billion of outstanding general obligation bonds secured by the Commonwealth`s revenue and taxing power, a modest amount compared to many other states. Under state law, general obligation debt is limited to 1.15 times the average of the preceding three years` income tax and sales and use tax collections. The Commonwealth`s outstanding general obligation debt is well below that limit and approximately 75% of the debt service is actually met from revenue-producing capital projects such as universities and toll roads.

The Commonwealth also supports $2.6 billion in debt issued by the Virginia Public Building Authority, the Commonwealth Transportation Board, the Virginia College Building Authority, the Virginia Biotechnology Research Park Authority, the Virginia Port Authority, and the Innovative Technology Authority for transportation purposes. These bonds are not backed by the full faith and credit of the Commonwealth but instead are subject to annual appropriations from the Commonwealth`s General Fund.

In addition to the Commonwealth and public authorities described above, an additional $8.0 billion in bonds has been issued by special public authorities in Virginia that are not obligations of the Commonwealth. These bonds include debt issued by the Virginia Public School Authority, the Virginia Resources Authority, and the Virginia Housing Development Authority.

Economy  The Commonwealth of Virginia has a population of approximately 7.2 million, making it the twelfth largest state. Since the 1930s the Commonwealth`s population has grown at a rate near or exceeding the national average. Stable to strong economic growth during the 1990s was led by the Northern Virginia area outside of Washington, D.C., where nearly a third of the Commonwealth`s population is concentrated. The next largest metropolitan area is the Norfolk-Virginia Beach-Newport News area, followed by the Richmond-Petersburg area, including the Commonwealth`s capital of Richmond. The Commonwealth`s economy is broadly based, with a large concentration in service and governmental jobs, followed by manufacturing. Virginia has significant concentrations of high-technology employers, predominantly in Northern Virginia. Per capita income exceeds national averages while unemployment figures have consistently tracked below national averages.

Financial  To a large degree, the risk of the portfolio is dependent on the financial strength of the Commonwealth of Virginia and its localities. Virginia is rated AAA by Moody`s, S&P, and Fitch. While S&P and Fitch maintained stable outlooks, Moody`s revised its outlook to negative in December 2001. Moody`s outlook change was coincident with Virginia`s announcement of a sizable budget gap brought about by slowing revenues and rising expenditures. Governor Warner and the Virginia Assembly have since closed this budget gap by cutting expenditures and allowing transfers from the Revenue Stabilization Fund. In addition, the car tax relief program was frozen at 70%. The Revenue Stabilization Fund is specifically earmarked to cushion against such a slowdown as Virginia has recently experienced.

The Commonwealth`s budget is prepared on a biennial basis. From 1970 through 2000, the General Fund showed a positive balance for all of its two-year budgetary periods. The national recession and its negative effects on Virginia`s personal income tax collections did, however, force the Commonwealth to draw down its general fund balances in 1992, 2001, and 2002. On June 30, 2002, the revenue stabilization fund totaled $472 million, representing 4% of revenues.

A significant portion of the fund`s assets is expected to be invested in the debt obligations of local governments and public authorities with investment-grade ratings of BBB or higher. While local governments in Virginia are primarily reliant on independent revenue sources such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. Likewise, certain enterprises such as toll roads or hospitals may be affected by changes in economic activity.

Sectors  Certain areas of potential investment concentration present unique risks. A significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of stay, a phenomenon which has negatively affected the financial health of many hospitals. While each hospital bond issue is separately secured by the individual hospital`s revenues, third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers are common to all hospitals. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.

The fund may from time to time invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief.

The fund may invest in private activity bond issues for corporate and nonprofit borrowers. These issues sold through various governmental conduits are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

All State Tax-Free Funds

Puerto Rico  From time to time the funds invest in obligations of Puerto Rico and its public corporations, which are exempt from federal, state, and city or local income taxes. As of May 1, 2003, general obligation debt of the Commonwealth is rated Baa1 by Moody`s and A- by S&P. S&P`s outlook on the Commonwealth`s rating is negative. The majority of the Commonwealth`s debt is issued by the major public agencies that are responsible for many of the island`s public functions, such as water, wastewater, highways, electric power, and education. Most recent figures from the Commonwealth state that public sector debt, including public corporations, totals $30.4 billion. Though this amount would be exceptionally high for a state, the figure includes all debt that the Commonwealth issues for its municipalities. The Commonwealth monitors its debt issuance on an ongoing basis by comparing the rate of growth of its debt to the rate of growth of its gross product. The two have been fairly evenly matched over the past five years, with total debt increasing by 30.2% and gross product by 28.7%. Since debt authorized for fiscal year 2004 is $540 million, up from the $500 million authorized for 2003, and because the economy is struggling through a slow period, the gap may widen further.

Annual real gross product growth of over 2% took place from 1997-2001, but slowed to 2.3% in 2001. Real GDP contracted by 0.2% in 2002. The Commonwealth forecasts slight expansion in 2003, accelerating to 2.5% in 2004. Growth can be attributed to a favorable and strong relationship with the United States, continuing economic development programs that are restructuring the economy, and increases in the level of federal transfers. The Commonwealth is vulnerable to an economic downturn in the U.S. because of its tight linkage to the mainland—54% of all imports are from and 88% of all exports are to the mainland. Manufacturing, especially of pharmaceuticals, is very important, as it accounts for 40% of gross product and 14% of employment. Services, including tourism, are second, representing 39% of gross product and 48% of employment. Though hourly wages in the Commonwealth`s manufacturing sector were 67% of those of the mainland as of December 31, 2002, Puerto Rico still faces employment flight to less developed countries. Higher value-added manufacturing such as pharmaceuticals, which is 59% of manufacturing, has held its ground, but more labor-intensive industries like textiles, tuna canning, and leather products have suffered. Overall manufacturing jobs fell 6.4% in 2002 as a result.

As mentioned above, tourism is very important to the Commonwealth. San Juan is the largest homeport for cruise ships in the Caribbean and the fourth largest in the world. Visitors` expenditures were 3.5% of gross product in 2002 and 4% of gross product in 2001. The prominence of tourism represents another risk factor. After the September 11 tragedy, hotel occupancy rates fell to 64% from 70% in 2001. Occupancy rates are showing some recovery: there was a slight rise during the first seven months of the year even after annual growth of 3-4% per year in the number of rooms available for rent.

The Commonwealth`s economy is also vulnerable to oil prices since 99% of its energy generating capacity is oil-fired. To address this issue, the Electric Power Authority recently completed a natural gas plant and a coal-fired facility, which, together, should reduce oil`s share of capacity to 70%.

For many years, U.S. companies operating in Puerto Rico were eligible to receive a special tax credit available under Section 936 of the federal tax code. Section 936 entitled certain corporations to credit income derived from business activities in the Commonwealth against their United States corporate income tax and spurred significant expansion in capital intensive manufacturing. However, federal tax legislation passed in 1993 and 1996 decreased the tax benefits and will eliminate them altogether in the 2006 tax year. At present, the impact of the phaseouts over the short and long term is impossible to forecast.

The Commonwealth and the United States are tied to each other politically as well as economically. The Commonwealth came under U.S. sovereignty pursuant to the Treaty of Paris signed in 1898, which ended the Spanish-American War. Puerto Ricans have been citizens of the U.S. since 1917. Since 1952, Puerto Ricans have had their own constitution, approved in a special referendum by the people of Puerto Rico and by the U.S. Congress and President. The future political status of the Commonwealth within the United States remains unclear, though. The U.S. House of Representatives voted in March 1998 in favor of a political status act and Puerto Rico held a referendum later that year to determine whether it would preserve its Commonwealth status or transition to becoming a state, but, of the voting options available, a majority of voters opted for the choice labeled "None of the Above."

INVESTMENT PROGRAM

Types of Securities

Set forth below is additional information about certain of the investments described in the funds` prospectuses.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Illiquid or Restricted Securities

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds` Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the funds should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the funds will take appropriate steps to protect liquidity.

Notwithstanding the above, the funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

Debt Securities

U.S. Government Obligations  Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

U.S. Government Agency Securities  Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury.

Bank Obligations  Certificates of deposit, banker`s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker`s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Savings and Loan Obligations  Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

Supranational Agencies  Securities of certain supranational entities, such as the International Development Bank.

Corporate Debt Securities  Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper and Commercial Notes  Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

Foreign Government Securities  Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

Savings and Loan Obligations  Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities` weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market`s perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality`s right to borrow from the U.S. Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen`s Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). FHLMC Certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC Certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA Certificates as 30-year securities which prepay in full in the 12th year. FNMA and FHLMC Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds` quality standards. The funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds` quality standards.

Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The staff of the SEC has advised the funds that it believes the funds should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the funds` net assets. Under the staff`s position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the funds` Boards. The funds` Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue`s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

Adjustable Rate Mortgage Securities ("ARMs") ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds` objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Asset-Backed Receivables The asset-backed securities that may be purchased include, but are not limited to, Certificates for Automobile Receivables ("CARSSM") and Credit Card Receivable Securities. CARSSM represent undivided fractional interests in a trust whose assets consists of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing these contracts. In addition to the general risks pertaining to all asset-backed securities, CARSSM are subject to the risks of delayed payments or losses if the full amounts due on underlying sales contracts are not realized by the trust due to unanticipated legal or administrative costs of enforcing the contracts or due to depreciation, damage, or loss of the vehicles securing the contracts. Credit Card Receivable Securities are backed by receivables from revolving credit card accounts. Since balances on revolving credit card accounts are generally paid down more rapidly than CARSSM, issuers often lengthen the maturity of these securities by providing for a fixed period during which interest payments are passed through and principal payments are used to fund the transfer of additional receivables to the underlying pool. The failure of the underlying receivables to generate principal payments may therefore shorten the maturity of these securities. In addition, unlike most other asset-backed securities, Credit Card Receivable Securities are backed by obligations that are not secured by an interest in personal or real property.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Methods of Allocating Cash Flows While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security) and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the funds.

Types of Credit Support Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, "external credit enhancement," through various means of structuring the transaction, "internal credit enhancement," or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "over collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Automobile Receivable Securities The funds may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller`s security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner`s Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities The funds may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying account during the initial period and the non-occurrence of specified events. An acceleration in cardholders` payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Other Assets The funds may invest in asset-backed securities backed by assets other than those described above, including, but not limited to, home equity loans, small business loans and accounts receivable, equipment leases, commercial real estate loans, boat loans, and manufacturing housing loans. The funds may invest in such securities in the future if such investment is otherwise consistent with their investment objectives and policies.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Real Estate and Real Estate Investment Trust ("REITs")

Investments in REITS may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. REITs may own real estate properties (Equity REITs) and be subject to these risks directly, or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain exemption from the 1940 Act.

Collateralized Bond or Loan Obligations

Collateralized Bond Obligations ("CBOs") are bonds collateralized by corporate bonds, mortgages, or asset-backed securities and Collateralized Loan Obligations ("CLOs") are bonds collateralized by bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. CBOs are fairly recent entrants to the fixed-income market. Most CBOs issued to date have been collateralized by high-yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively "participations") will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries which is referred to as Loans to Developing Countries debt ("LDC debt"). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating-rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender`s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, the funds would consider the loan participation as illiquid and subject to the funds` restriction on investing no more than 15% of their net assets in illiquid securities.

Where required by applicable SEC positions, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of both a less liquid market, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

Establishing the Amount of the Claim Frequently, the supplier`s estimate of its receivable will differ from the customer`s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller`s credit.

Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

Tax Issue Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered "nonqualifying" under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind ("PIK") Instruments are securities that pay interest in either cash or additional securities, at the issuer`s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the funds.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days` notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

When-Issued Securities and Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the funds` net asset value than if the funds did not purchase them.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this Statement of Additional Information, the funds` portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds` assets invested in any particular type of municipal security can be expected to vary.

The term "municipal securities" means obligations issued by or on behalf of states, territories, and possessions of .the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, .as well as certain other persons and entities, the interest from which is exempt from federal. income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer`s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from such a security might not be exempt from federal income tax.

Municipal securities are classified by maturity as notes, bonds, or adjustable rate securities.

Municipal Notes

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less. Municipal notes include:

Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal Bonds Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Two additional categories of potential purchases are lease revenue bonds and prerefunded/escrowed to maturity bonds. Another type of municipal bond is referred to as an industrial development bond.

General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer`s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state`s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

Lease Revenue Bonds Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower`s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the funds` Boards determine such securities are illiquid, they will be subject to the funds` limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or T. Rowe Price.

Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become "prerefunded" or "escrowed to maturity" and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the Internal Revenue Service, a funds` investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

Private Activity Bonds Under current tax law all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Some, but not all, private activity bonds are subject to alternative minimum tax.

Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility`s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the Internal Revenue Service has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. The funds will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds` portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remains fully invested or almost fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the funds` assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Residual Interest Bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the variable rate securities will be determined by an index or auction process held approximately every seven to 35 days while the bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums or be at deep discounts. This is a relatively new product in the municipal market with limited liquidity to date.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of funds investment restrictions, the identification of the "issuer" of municipal securities which are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

New Income and Short-Term Bond Funds

Industry Concentration

When the market for corporate debt securities is dominated by issues in the gas utility, gas transmission utility, electric utility, telephone utility, or petroleum industry, the funds will as a matter of fundamental policy concentrate 25% or more, but not more than 50%, of their total assets, in any one such industry, if the funds have cash for such investment (i.e., the funds will not sell portfolio securities to raise cash) and, if in T. Rowe Price`s judgment, the return available and the marketability, quality, and availability of the debt securities of such industry justifies such concentration in light of the funds` investment objectives. Domination would exist with respect to any one such industry, when, in the preceding 30-day period, more than 25% of all new-issue corporate debt offerings (within the four highest grades of Moody`s or S&P`s and with maturities of 10 years or less) of $25,000,000 or more consisted of issues in such industry. Although the funds will normally purchase corporate debt securities in the secondary market as opposed to new offerings, T. Rowe Price believes that the new issue-based dominance standard, as defined above, is appropriate because it is easily determined and represents an accurate correlation to the secondary market. Investors should understand that concentration in any industry may result in increased risk. Investments in any of these industries may be affected by environmental conditions, energy conservation programs, fuel shortages, difficulty in obtaining adequate return on capital in financing operations and large construction programs, and the ability of the capital markets to absorb debt issues. In addition, it is possible that the public service commissions which have jurisdiction over these industries may not grant future increases in rates sufficient to offset increases in operating expenses. These industries also face numerous legislative and regulatory uncertainties at both federal and state government levels. Management believes that any risk to the funds which might result from concentration in any industry will be minimized by the funds` practice of diversifying their investments in other respects. The funds` policy with respect to industry concentration is a fundamental policy. (For investment restriction on industry concentration, see "Investment Restrictions").

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

Prime Reserve, Summit Cash Reserves, and Reserve Investment Funds

First Tier Money Market Securities Defined

At least 95% of the funds` total assets will be maintained in first tier money market securities. First tier money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price pursuant to written guidelines established in accordance with Rule 2a-7 under the 1940 Act under the supervision of the funds` Boards.

PORTFOLIO MANAGEMENT PRACTICES

Swap Agreements

A number of the funds may enter into interest rate, index, total return, credit, and, to the extent they may invest in foreign currency-denominated securities, currency rate swap agreements. The funds may also enter into options on swap agreements ("swap options") on the types of swaps listed above.

Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swap options.

One example of the use of swaps within the funds may be to manage the interest rate sensitivity of the funds. The funds might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the funds. Or, the funds may buy or sell swap options to effect the same result. The funds may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps to buy or sell credit protection. A default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The funds may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the default swap market. The credit protection market is still relatively new and should be considered illiquid.

Most swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the funds` current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The funds` current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by T. Rowe Price.

The use of swap agreements by the funds entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The funds will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the funds purchase a swap option it risks losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the funds write a swap option they will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds` ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Lending of Portfolio Securities

Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds` investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program and the agent receives a fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Interfund Borrowing and Lending

The funds are parties to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

Repurchase Agreements

The funds may enter into a repurchase agreements through which an investor (such as the funds) purchase securities (known as the "underlying security") from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price`s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements, which do not provide for payment within seven days, will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the funds` investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See "Investment Restrictions.")

Money Market Reserves

The funds may invest their cash reserves primarily in one or more money market funds established for the .exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two .such money market funds are in operation: T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price .Government Reserve Investment Fund ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, .Inc..Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.

Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

RIF and GRF provide a very efficient means of managing the cash reserves of the funds. While neither RIF nor GRF pays an advisory fee to the T. Rowe Price, they will incur other expenses. However, RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The funds will only invest in RIF or GRF to the extent it is consistent with their investment objectives and programs.

Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

High Yield and Institutional High Yield Funds

Short Sales

The funds may make short sales for hedging purposes to protect them against companies whose credit is deteriorating. Short sales are transactions in which the funds sell a security they do not own in anticipation of a decline in the market value of that security. The funds` short sales would be limited to situations where the funds own a debt security of a company and would sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds` net assets.

To complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other suitable cover as permitted by the SEC, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract which is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a "constructive sale," in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, the funds would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to "straight" debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

All funds

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Options

Options are a type of potentially high-risk derivative. The funds have no current intention of investing in options on securities, although they reserve the right to do so. Appropriate disclosure would be added to each funds` prospectus and Statement of Additional Information when and if the funds decide to invest in options.

Writing Covered Call Options

The funds may write (sell) American or European style "covered" call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds` total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price`s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The funds generally will write only covered call options. This means that the funds will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the funds will write a call option that is not covered as indicated above but where the funds will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds` investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds` total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be "pledged" as that term is used in the funds` policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds` loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option, or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds` total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The funds may write American or European style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The funds would write put options only on a covered basis. This means that the funds would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds` portfolios at a price lower than the current market price of the security or currency. In such event the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies which they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds` total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies. An example of such use of put options is provided next.

The funds may purchase a put option on an underlying security or currency (a "protective put") owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security`s market price or currency`s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options have none. Consequently, the funds will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the funds write a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the funds will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds. For example, since the funds must maintain a secured position with respect to any call option on a security it writes, the funds may not sell the assets it has segregated to secure the position while it is obligated under the option. This requirement may impair a funds` ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The funds may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the funds may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Interest Rate Transactions

Interest rate transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors, may be used to preserve a return or spread on a particular investment or portion of a portfolio, to create synthetic securities, or to structure transactions designed for other purposes.

Interest rate swaps involve the exchange by the funds with third parties of its respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor. In circumstances in which T. Rowe Price anticipates that interest rates will decline, the funds might, for example, enter into an interest rate swap as the floating rate payor. In the case where the funds purchase such an interest rate swap, if the floating rate payments fell below the level of the fixed-rate payment set in the swap agreement, the funds counterparties would pay the funds` amounts equal to interest computed at the difference between the fixed and floating rates over the national principal amount. Such payments would offset or partially offset the decrease in the payments the funds would receive in respect of floating-rate assets being hedged. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the funds would receive payments from the counterparties which would wholly or partially offset the decrease in the payments they would receive in respect of the financial instruments being hedged.

The funds will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the funds receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the funds` obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by the funds` custodian. If the funds enter into an interest rate swap on other than a net basis, the funds would maintain an account in the full amount accrued on a daily basis of the funds` obligations with respect to the swap. To the extent the funds sell (i.e., writes) caps and floors, it will maintain in an account cash or high-quality liquid debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the funds` obligations with respect to any caps or floors. The funds will not enter into any interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the counterparty thereto is rated at least A by S&P. T. Rowe Price will monitor the creditworthiness of counterparties on an ongoing basis. If there is a default by the other parties to such a transaction, the funds will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. T. Rowe Price has determined that, as a result, the swap market has become relatively liquid. The funds may enter into interest rate swaps only with respect to positions held in their portfolios. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the funds are contractually obligated to make. If the other parties to interest rate swaps default, the funds` risk of loss consists of the net amount of interest payments that the funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the funds expect to achieve an acceptable degree of correlation between their right to receive interest on loan interests and their right and obligation to receive and pay interest pursuant to interest rate swaps.

The aggregate purchase price of caps and floors held by the funds may not exceed 10% of total assets. The funds may sell (i.e., write) caps and floors without limitation, subject to the account coverage requirement described above.

Spread Option Transactions

The funds may purchase from and sell to securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the funds the right to put, or sell, a security that it owns at a fixed-dollar spread or fixed-yield spread in relationship to another security that the funds do not own, but which is used as a benchmark. The risk to the funds in purchasing covered spread options is the cost of the premium paid for the spread options and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the funds against adverse changes in prevailing credit-quality spreads, i.e., the yield spread between high-quality and lower-quality securities. Such protection is only provided during the life of the spread option. The security covering the spread option will be maintained in a segregated account by the funds` custodian. The funds do not consider a security covered by a spread option to be "pledged" as that term is used in the funds` policy limiting the pledging or mortgaging of their assets. The funds may also buy and sell uncovered spread options. Such options would be used for the same purposes and be subject to similar risks as covered spread options. However, in an uncovered spread option, the funds would not own either of the securities involved in the spread.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds` exposure to the market.

Index Funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. They will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds` portfolios, as a cash management tool, or as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds` portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds` portfolio securities.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the funds` objectives in these areas.

Regulatory Limitations

If the funds purchase or sell futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds` assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the funds to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the funds` assets to cover or identified accounts could impede portfolio management or the funds` ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds` open positions in futures contracts, the funds would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the funds ("variation margin") to restore the margin account to the amount of the initial margin.

Subsequent payments ("mark-to-market payments") to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

Summit Municipal Intermediate and Summit Municipal Income Funds

It is possible that hedging activities of funds investing in municipal securities will occur primarily through the use of municipal bond index futures contracts since the uniqueness of that index contract should better correlate with the portfolio and thereby be more effective. However, there may be times when it is deemed in the best interest of shareholders to engage in the use of U.S. Treasury bond futures, and the funds reserve the right to use U.S. Treasury bond futures at any time. Use of these futures could occur, as an example, when both the U.S. Treasury bond contract and municipal bond index futures contract are correlating well with municipal bond prices, but the U.S. Treasury bond contract is trading at a more advantageous price making the hedge less expensive with the U.S. Treasury bond contract than would be obtained with the municipal bond index futures contract.

All funds (other than the Money Funds)

Special Risks of Transactions in Futures Contracts

Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day`s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds` position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds` underlying instruments sought to be hedged.

Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price`s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in the funds` portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the funds` portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer`s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.
Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers` orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC`s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the funds for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds` orders are placed and the time they are liquidated, offset, or exercised.

U.S. Treasury Intermediate and U.S. Treasury Long-Term Funds

Limitations on Futures and Options

The funds will not purchase a futures contract or option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the funds` net asset value. In addition, neither of the funds will enter into a futures transaction if it would be obligated to purchase or deliver amounts that would exceed 15% of the funds` total assets.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to delivery under put options exceeds 15% of the market value of the funds` total assets.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities subject to such put options or covering call options exceeds 15% of the market value of the funds` total assets.

The funds have no current intention of investing in options on securities. However, they reserve the right to do so in the future and could be subject to the following limitations: the funds may invest up to 15% of total assets in premiums on put options and 15% of total assets in premiums on call options. The total amount of the funds` total assets invested in futures and options will not exceed 15% of the funds` total assets.

Foreign Currency Transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a .future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at .a price set at the time of the contract. These contracts are principally traded in the interbank market conducted .directly between currency traders (usually large, commercial banks) and their customers. A forward contract .generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may .

enter into forward contracts for a variety of purposes in connection with the management of the foreign .securities portion of their portfolios.. The funds` use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds` portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument—the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

The funds may enter into forward contracts for any other purpose consistent with the funds` investment objectives and programs. However, the funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds` holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engages in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds` entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell.

The funds` dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. The entering into of such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts which qualify as Section 1256 contracts will be considered to have been closed at the end of the funds` fiscal years and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 15%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Certain options, futures, forward foreign exchange contracts, and swaps, including options, futures and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. For securities which were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term even if the offsetting positions have been held for less than one year.

In order for the funds to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of their gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures contracts, forward foreign exchange, or swaps contracts may result in the "constructive sale" of offsetting stocks or debt securities of the funds. In such case the funds will be required to realize gain, but not loss, on the sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or sweaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the funds, potentially impacting the tax results of the funds.

SPECIAL CONSIDERATIONS (spectrum and retirement funds)

Prospective investors should consider that certain underlying Price funds may engage in the following:

Foreign Currency Transactions Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International funds, as well as certain other underlying Price funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the underlying Price funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these underlying Price funds may incur costs in connection with conversions between various currencies. The underlying Price funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The underlying Price funds will generally not enter into a forward contract with a term of greater than one year. Although foreign currency transactions will be used primarily to protect the underlying Price funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

Lending Portfolio Securities Lend portfolio securities for the purpose of realizing additional income. The underlying Price funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Futures Contracts and Options (types of potentially high-risk derivatives) Enter into interest rate, stock index, or currency futures contracts. Certain underlying Price funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements, or currency exchange rates in the underlying Price funds` portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such underlying Price funds; (2) as an efficient means of adjusting the underlying Price funds` exposure to the markets; or (3) to adjust the duration of the underlying Price funds` portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each underlying Price funds` net asset value. Certain underlying Price funds may also purchase and sell call and put options on securities, currencies, and financial and stock indices. The aggregate market value of each fund`s currencies or portfolio securities covering call or put options will not exceed 25% of the net assets. Futures contracts and options can be highly volatile and could result in reduction of underlying Price funds` total returns, and the underlying Price funds` attempt to use such investments for hedging purposes may not be successful.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds` shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds` outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds` Boards without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. Calculation of the funds` total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds` prospectuses or SAI will not include cash collateral held in connection with securities lending activities.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(a)Borrowing (All funds except Spectrum Funds) Borrow money except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds` investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33xb6 /xb8 % of the value of the funds` total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

(b)Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(a)Commodities (All funds except Spectrum Growth and Spectrum Income Funds) Purchase or sell physical commodities, except that the funds (other than the Money Funds) may enter into futures contracts and options threon;

(b)Commodities (Spectrum Growth and Spectrum Income Funds) Purchase or sell commodities or commodity or futures contracts;

Equity Securities (Summit Municipal Funds) Purchase equity securities or securities convertible into equity securities;

(a)Industry Concentration (All funds except Health Sciences, High Yield, International Bond, International Equity Index, Financial Services, New Income, Prime Reserve, Real Estate, Reserve Investment, Retirement, Short-Term Bond, Spectrum, and Summit Cash Reserves Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds` total assets would be invested in the securities of issuers having their principal business activities in the same industry.

(b)Industry Concentration (Financial Services, Health Sciences, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds` total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund`s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund`s prospectus; and (iii) the Real Estate Fund will invest more than 25% of its total assets in the real estate industry as defined in the fund`s prospectus;

(c)Industry Concentration (High Yield Fund) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that the fund will normally concentrate 25% or more of its assets in securities of the banking industry when the fund`s position in issues maturing in one year or less equals 35% or more of the fund`s total assets;

(d) Industry Concentration (International Bond Fund) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that the fund will normally concentrate 25% or more of its assets in securities of the banking industry when the fund`s position in issues maturing in one year or less equals 35% or more of the fund`s total assets;

(e) Industry Concentration (International Equity Index Fund) Purchase the securities of any issuer if as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

(f)Industry Concentration (New Income Fund) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that the fund will invest more than 25% of its total assets, but not more than 50%, in any one of the gas utility, gas transmission utility, electric utility, telephone utility, and petroleum industries under certain circumstances, and further provided that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker`s acceptances;

(g)Industry Concentration (Prime Reserve, Reserve Investment, and Summit Cash Reserves Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds` total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker`s acceptances;

(h)Industry Concentration (Short-Term Bond Fund) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that the fund will normally invest more than 25% of its total assets in the securities of the banking industry including, but not limited to, bank certificates of deposit and banker`s acceptances when the fund`s position in issues maturing in one year or less equals 35% or more of the fund`s total assets; provided, further, that the fund will invest more than 25% of its total assets, but not more than 50%, in any one of the gas utility, gas transmission utility, electric utility, telephone utility, and petroleum industries under certain circumstances;

(i)Concentration (Retirement and Spectrum Funds) Concentrate in any industry except that the funds will concentrate (invest more than 25% of total assets) in the mutual fund industry;

(a)Loans (All funds except Retirement and Spectrum Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33xb6 /xb8 % of the value of the funds` total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

(b)Loans (Retirement and Spectrum Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds` total assets, valued at market;

Percent Limit on Assets Invested in Any One Issuer (All funds except Emerging Europe & Mediterranean, .Institutional Large-Cap Growth Fund, Latin America, New Asia, and State Tax-Free Funds not including .California Funds) .Purchase a security if, as a result, with respect to 75% of the value of the funds` total assets, more than 5% of the value of the funds` total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

Percent Limit on Share Ownership of Any One Issuer (All funds except Emerging Europe & Mediterranean, .Institutional Large-Cap Growth Fund, Latin America, New Asia, and State Tax-Free Funds not including .California Funds) .Purchase a security if, as a result, with respect to 75% of the value of the funds` total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

(a)Real Estate (All funds except Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(b)Real Estate (Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(a)Senior Securities (All funds except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

(b)Senior Securities (Spectrum Funds) Issue senior securities;

Short Sales (Spectrum Funds) Effect short sales of securities;

Taxable Securities (State Tax-Free and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds` income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds` income would be subject to the AMT; or

Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

Money funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

All funds except Retirement and Spectrum Funds With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

All funds except Retirment and Spectrum Funds For purposes of investment restriction (4):

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

Industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor`s Global Industry Classification Standard for the International Equity Funds, equity securities of the Tax-Efficient Funds, International Bond Funds, and Equity Funds except Developing Technologies, Global Technology, Media & Telecommunications, New Era, Science & Technology Funds. For all other funds, the industries are determined by reference to industry classifications set forth in their semiannual and annual reports.

It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. (For as long as this staff position is in effect, the International Bond Funds, Stae Tax-Free, Tax-Efficient, Tax Free Funds will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

The High Yield, New Income, and Short-Term Bond Funds have no current intention of concentrating their investments.

All funds except Summit Icome and U.S. Bond Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

All funds except Spectrum Funds For purposes of investment restriction (8), the funds will treat bonds which are refunded with escrowed U.S. government securities as U.S. government securities.

Taxable Bond and Money Funds For purposes of investment restriction (9) the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

With respect to investment restriction (11), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds` taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

Borrowing (All funds except Spectrum Funds) Purchase additional securities when money borrowed exceeds 5% of total assets;

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(a)Equity Securities (All Taxable Bond Funds, except High Yield, Institutional High Yield, and New Income Funds) Purchase any equity security or security convertible into an equity security except as set forth in its prospectus and operating policy on investment companies;

(b)Equity Securities (High Yield Fund and Institutional High Yield) Invest more than 20% of the funds` total assets in equity securities (including up to 10% in warrants);

(c)Equity Securities (New Income Fund) Invest more than 25% of the fund`s total assets in equity securities;

(d) Equity Securities (State Tax- Free and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Funds) may invest up to 10% of total assets in equity securities, which pay tax-exempt dividends and which are otherwise consistent with the funds` investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

Forward Currency Contracts (Retirement and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(a)Futures Contracts (All funds except Retirement and Spectrum Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds` net asset value;

(b)Futures (Retirement and Spectrum International Funds) Purchase futures, although the funds reserve the right to do so in the future;

(c)Futures (Spectrum Growth and Spectrum Income Funds) Invest in futures;

Illiquid Securities Purchase illiquid securities if, as a result, more than 15% (10% for Spectrum and Money Funds) of net assets would be invested in such securities;

Investment Companies (All funds except Retirement and Spectrum Funds) Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; (ii) securities of the Reserve Investment Funds; (iii) in the case of all funds except International, State-Tax-Free, Summit Income, Summit Municipal, Tax-Free, U.S. Bond Index Funds, securities of the Institutional High Yield Fund; (iv) in the case of the Money Funds, only securities of other money market funds; (v) in the case of the State Tax-Free and Tax-Free Funds, only securities of other tax-free money market funds;

Margin (All funds except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging (All funds except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the funds` total assets at the time of borrowing or investment;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(a)Options, etc. (All funds except Retirement and Spectrum Funds) Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the funds` prospectuses and SAI;

(b)Options (Retirement Funds) Invest in options although the funds reserve the right to do so in the future;

(c)Options (Spectrum Funds) Invest in options;

(a)Short Sales (All funds except High Yield and Institutional High Yield Funds) Effect short sales of securities;

(b)Short Sales (High Yield and Institutional High Yield Funds) Effect short sales of securities, other than as set forth in their prospectuses and SAI;

(a)Warrants (All funds except Retirement, Spectrum, State Tax-Free, and Tax-Free Funds) Invest in warrants if, as a result thereof, more than 10% (2% for Summit Municipal Income, Summit Municipal Intermediate, Tax-Efficent Funds) of the value of the net assets of the funds would be invested in warrants; and

(b)Warrants ( Money, Retirement, and Spectrum Funds) Invest in warrants.

NOTES

The following Notes should be read in connection with the above-described operating policies. The Notes are not operating policies.

Summit Income, Summit Municipal, and U.S. Bond Index Funds With respect to investment restriction (7) the funds have no current intention of purchasing the securities of other investment companies. Duplicate fees could result from such pruchases.

If a fund is subject to an 80% name test as set forth in it`s prospectus, it will be based on the fund`s net assets plus any borrowings for investment purposes.

Blue Chip Growth, Capital Opportunity, Developing Technologies, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Media & Telecommunications, Mid-Cap Value, Personal Strategy, Real Estate, Summit Income, Summit Municipal, U.S. Bond Index, and Value Funds

Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the funds may invest all of their assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the funds (a "Feeder"), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

International Funds

In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund`s total assets may be invested in such securities.

Retirement and Spectrum Funds

There is no limit on the amount the funds may own of the total outstanding voting securities of registered investment companies which are members of the Price Funds. The funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any one or more of the Price Funds. The funds may invest more than 10% of their total assets, collectively, in registered investment companies which are members of the Price Funds.

CUSTODIAN

State Street Bank and Trust Company is the custodian for the funds` U.S. securities and cash, but it does not participate in the funds` investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Retirement and Spectrum Funds in the book entry system of the funds` transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

The funds, their investment adviser (T. Rowe Price International for international funds and T. Rowe Price for all others funds), and their principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of the calendar quarter. Access Persons will not be permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price`s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

PRICING OF SECURITIES

Equity, International Bond, International Equity, Personal Strategy, Taxable Bond, Tax-Efficient, and Tax-Free Bond Funds

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity, International Equity, and Personal Strategy Funds

Debt securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

GNMA, International Bond, Taxable Bond, and U.S. Bond Index Funds

Debt securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Summit Municipal Income, Summit Municipal Intermediate, and Tax-Free Bond Funds

Debt securities with original maturities less than one year are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Retirement and Spectrum Funds

The underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation.

Equity, International Equity, International Bond, and Spectrum International Funds

Trading in the portfolio securities of the funds, or underlying Price funds in the case of Spectrum International Fund, may take place in various foreign markets on certain days (such as Saturday) when the funds or underlying funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds` or underlying funds` portfolio securities may not occur on days when the funds are open.

The Japan Fund, one of the underlying Price funds in which the Spectrum International Fund can invest, is not open on certain days when the Spectrum International Fund is open. On such days, securities of the Japan Fund held by the Spectrum International Fund are valued in accordance with procedures adopted by the Board. These procedures call for the Spectrum International Fund to direct that the net asset value for the Japan Fund be calculated in the same manner and using the same system of procedures and controls as are used in the normal daily calculation of the Japan Fund`s net asset value, except that securities are valued at the most recent yen-denominated closing prices in the Japanese market (which may be one or more days previous to the valuation date of the Spectrum International Fund).

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the funds to compute its share price. However, if developments are so significant that they will, in the judgment of the funds, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds` Boards.

Money Funds

Securities are valued at amortized cost.

All funds except Money Funds

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions.

All funds

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds` Boards.

Prime Reserve and Reserve Investment Funds

Prime Money Market Securities Defined

Prime money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (NRSROs) (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price under the supervision of the funds` Boards.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds` shares is equal to the funds` net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds, other than the Japan Fund, is calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The net asset value per share of the Japan Fund is calculated as of the close of trading on the NYSE each day the NYSE and the Tokyo Stock Exchange ("TSE") are both open. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The TSE is scheduled to be closed on the following weekdays in 2004: January 1, 2, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31 as well as the following weekdays in 2005: January 3 and 10; February 11; March 21; April 29; May 3, 4, and 5; July 18; September 19 and 23; October 10; November 3 and 23; December 23. If the TSE closes on dates not listed, the Japan Fund will not be priced on those dates.

Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the funds ,may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday ,closings,,or in the case of the Japan Fund, either the NYSE or TSE is closed,

(b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them are not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds` shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

Maintenance of Money Funds` Net Asset Value per Share at $1.00

It is the policy of the funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds` acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a)The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds` investment objectives, to stabilize the funds` net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b)The funds must (i) maintain a dollarweighted average portfolio maturity appropriate to their objective of maintaining a stable price per share, (ii) not purchase any instrument with a remaining maturity greater than 397 days, and (iii) maintain a dollarweighted average portfolio maturity of 90 days or less;

(c)The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the funds` Boards determine present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and

(d)The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the funds will continue to use the amortized cost method only so long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although the funds believe that they will be able to maintain their net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If the funds` net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Boards of the funds might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the funds` net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset value per shares on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

TAX STATUS

The funds intend to qualify as a "regulated investment company" under Subchapter M of the Code.

In order to be subject to the special tax benefits applicable to regulated investment companies the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income each year. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income and realized long-term capital gains for each fiscal year of the funds within 12-months after the end of the fiscal year. To avoid federal excise tax the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. Shareholders will be required to include such distributions in their income tax calculations and for such purpose, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares.

For individual shareholders, a portion of the funds` ordinary dividends representing qualified they received may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. Qualified dividends are dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions and dividends on securities the funds have not held more than 60 days during the 120-day period beginning 60 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds` dividends if they have held the shares in the funds on which the dividends were paid for this same holding period surrounding the ex-dividend date of the funds` dividends. Little, if any, of the ordinary dividends from the Tax-Free, Taxable Bond and Taxable Money Funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of the funds` ordinary dividends are eligible for the 70% deduction for dividends received by corporations to the extent the funds` income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions and dividends on securities the funds have not held more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Little, if any, of the ordinary dividends from the Tax-Free,

International (except Global Stock Fund), Taxable Bond, and Taxable Money Funds are expected to qualify for this deduction. Long-term capital gain distributions paid from the funds are never eligible for the dividends-received deduction.

At the time of your purchase of shares (except in Money Funds), the funds` net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carry-overs, if any. For federal income tax purposes, the funds are permitted to carry forward their net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

If, in any taxable year, the funds should not qualify as a regulated investment company under the Code: (1) the funds would be taxed at normal corporate rates on the entire amount of their taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the funds` distributions, to the extent made out of the funds` current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends), and the funds may qualify for the 70% deduction for dividends received by corporations. However, for the Spectrum International Fund, the dividends will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the fund`s income consists of dividends paid by U.S. corporations; (3) foreign tax credits would not "pass through" to shareholders.

Taxation of Foreign Shareholders

The Code provides that dividends from net income (which are deemed to include for this purpose each shareholder`s pro-rata share of foreign taxes paid by the funds discussion of "pass through" of the foreign tax credit to U.S. shareholders) will be subject to U.S. tax. For shareholders who are not engaged in a business in the United States, this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the funds are not subject to tax unless the foreign shareholder is engaged in a business in the United States and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the United States during the tax year for more than 182 days.

Retirement and Spectrum Funds

Distributions by the underlying Price funds, redemptions of shares in the underlying Price funds and changes in asset allocations may result in taxable ordinary income or capital gains. In addition, the funds will generally not be able to currently offset gains realized by one underlying Price fund in which the funds invest against losses realized by another underlying Price fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. If any portion of the funds` dividends is not exempt from federal income taxes, you will receive a Form 1099-DIV stating the taxable portion. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of alternative minimum tax. Social Security recipients who receive interest from tax-exempt securities may have to pay taxes on a portion of their Social Security benefit.

Because the interest on municipal securities is tax-exempt, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. (See Section 265(a)(2) of the Internal Revenue Code.) Further, entities or persons that are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the funds. The income from such bonds may not be tax-exempt for such substantial users.

Florida Intermediate Tax-Free Fund

Although Florida does not have a state income tax, it does impose an intangibles property tax that applies to shares of mutual funds. However, a fund that is organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the intangibles tax. If a fund`s portfolio is less than 90% invested in these exempt securities on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.

The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and, therefore, expects that the entire value of all fund shares will be exempt from the intangibles tax. Nevertheless, exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

Equity, International Bond, International Equity, Personal Strategy, Taxable Bond, and Taxable Money Funds

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the funds` total assets at the close of the taxable year comprise securities issued by foreign corporations or governments, the funds may file an election with the Internal Revenue Service to "pass through" to the funds` shareholders the amount of any foreign income taxes paid by the funds. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their respective pro-rata share of foreign taxes paid by the funds; (2) treat their pro-rata share of foreign taxes paid by them; and (3) either deduct their pro-rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds` taxable year.

Passive Foreign Investment Companies

The funds may purchase the securities of certain foreign investment funds or trusts, called passive foreign investment companies, for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the funds` expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax interest, the funds intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extend of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

CAPITAL STOCK (Maryland corporations)

All funds except Capital Appreciation, Equity Income, GNMA, New America Growth, and State Tax-Free Funds

All of the funds, other than those listed immediately above are organized as Maryland corporations or series thereof. The funds` Charters authorize the Boards to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund have authorized to issue without shareholder approval.

Except to the extent that the funds` Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth below have been established by the Boards under the Articles of Incorporation of the indicated Corporations. Each represents a separate pool of assets of the Corporations` shares and has different objectives and investment policies. The Articles of Incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end investment company, commonly known as a "mutual fund."
Maryland Corporations
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.T. Rowe Price Blue Chip Growth—Advisor ClassT. Rowe Price Blue Chip Growth—R Class
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.T. Rowe Price Growth Stock Fund—Advisor ClassT. Rowe Price Growth Stock Fund—R Class
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.T. Rowe Price High Yield Fund—Advisor Class
T. Rowe Price Index Trust, Inc.T. Rowe Price Equity Index 500 FundT. Rowe Price Extended Equity Market Index FundT. Rowe Price Total Equity Market Index Fund
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.T. Rowe Price Institutional Large-Cap Core Growth FundT. Rowe Price Institutional Large-Cap Growth FundT. Rowe Price Institutional Large-Cap Value fundT. Rowe Price Institutional Mid-Cap Equity Growth FundT. Rowe Price Institutional Small-Cap Stock Fund

T. Rowe Price Institutional Income Funds, Inc.T. Rowe Price Institutional High Yield Fund
T. Rowe Price Institutional International Funds, Inc.T. Rowe Price Institutional Emerging Markets Equity FundT. Rowe Price Institutional Foreign Equity Fund
T. Rowe Price International Funds, Inc.T. Rowe Price Emerging Europe & Mediterranean FundT. Rowe Price Emerging Markets Bond FundT. Rowe Price Emerging Markets Stock FundT. Rowe Price European Stock FundT. Rowe Price Global Stock FundT. Rowe Price International Bond FundT. Rowe Price International Bond Fund—Advisor ClassT. Rowe Price International Discovery FundT. Rowe Price International Growth & Income FundT. Rowe Price International Growth & Income Fund—Advisor ClassT. Rowe Price International Growth & Income Fund—R ClassT. Rowe Price International Stock FundT. Rowe Price International Stock Fund—Advisor ClassT. Rowe Price International Stock Fund—R ClassT. Rowe Price Japan FundT. Rowe Price Latin America FundT. Rowe Price New Asia Fund

T. Rowe Price International Index Fund, Inc.T. Rowe Price International Equity Index Fund
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.T. Rowe Price Mid-Cap Growth Fund—Advisor ClassT. Rowe Price Mid-Cap Growth Fund—R Class
T. Rowe Price Mid-Cap Value Fund, Inc.T. Rowe Price Mid-Cap Value Fund—Advisor ClassT. Rowe Price Mid-Cap Value Fund—R Class
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.T. Rowe Price New Income Fund—Advisor ClassT. Rowe Price New Income Fund—R Class
T. Rowe Price Personal Strategy Funds, Inc.T. Rowe Price Personal Strategy Balanced FundT. Rowe Price Personal Strategy Growth FundT. Rowe Price Personal Strategy Income Fund
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.T. Rowe Price Reserve Investment FundT. Rowe Price Government Reserve Investment Fund
T. Rowe Price Retirement Funds, Inc.T. Rowe Price Retirement 2005 FundT. Rowe Price Retirement 2010 FundT. Rowe Price Retirement 2010 Fund—Advisor ClassT. Rowe Price Retirement 2010 Fund—R ClassT. Rowe Price Retirement 2015 FundT. Rowe Price Retirement 2020 FundT. Rowe Price Retirement 2020 Fund—Advisor ClassT. Rowe Price Retirement 2020 Fund—R ClassT. Rowe Price Retirement 2025 FundT. Rowe Price Retirement 2030 FundT. Rowe Price Retirement 2030 Fund—Advisor ClassT. Rowe Price Retirement 2030 Fund—R ClassT. Rowe Price Retirement 2035 FundT. Rowe Price Retirement 2040 FundT. Rowe Price Retirement 2040 Fund—Advisor ClassT. Rowe Price Retirement 2040 Fund—R ClassT. Rowe Price Retirement Income FundT. Rowe Price Retirement Income Fund—Advisor ClassT. Rowe Price Retirement Income Fund—R Class

T. Rowe Price Science & Technology Fund, Inc.T. Rowe Price Science & Technology Fund—Advisor Class
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.T. Rowe Price Small-Cap Stock Fund—Advisor Class
T. Rowe Price Small-Cap Value Fund, Inc., Inc.T. Rowe Price Small-Cap Value Fund—Advisor Class
T. Rowe Price Spectrum Fund, Inc.Spectrum Growth FundSpectrum Income FundSpectrum International Fund
T. Rowe Price Summit Funds, Inc.T. Rowe Price Summit Cash Reserves FundT. Rowe Price Summit GNMA Fund
T. Rowe Price Summit Municipal Funds, Inc.T. Rowe Price Summit Municipal Money Market FundT. Rowe Price Summit Municipal Intermediate FundT. Rowe Price Summit Municipal Income Fund
T. Rowe Price Tax-Efficient Funds, Inc.T. Rowe Price Tax-Efficient Balanced FundT. Rowe Price Tax-Efficient Growth FundT. Rowe Price Tax-Efficient Multi-Cap Growth Fund
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.T. Rowe Price Tax-Free Income Fund—Advisor Class
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Index Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.U.S. Treasury Intermediate FundU.S. Treasury Long-Term FundU.S. Treasury Money Fund
T. Rowe Price Value Fund, Inc.T. Rowe Price Value Fund—Advisor Class

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

Media & Telecommunications Fund

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the fund was known as New Age Media Fund, Inc.

Small-Cap Stock Fund

Effective May 1, 1997, the fund`s name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund`s name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

ORGANIZATION OF THE FUND (Massachusetts business trusts)

Capital Appreciation, Equity Income, GNMA, New America Growth, State Tax-Free Funds

For tax and business reasons, these funds were organized as Massachusetts business trusts. Each fund is registered with the SEC under the 1940 Act as an open-end investment company, commonly known as a "mutual fund."

The Declaration of Trust permits the Boards to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Boards may issue additional series or classes of shares.

Each share represents an equal proportionate beneficial interest in the funds. In the event of the liquidation of the funds, each share is entitled to a pro-rata share of the net assets of the funds.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders` meeting for the election of trustees. Pursuant to Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the funds may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trusts, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trusts.

Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trusts may be terminated (i) upon the sale of their assets to another open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trusts, or (ii) upon liquidation and distribution of the assets of the Trusts, if approved by the vote of the holders of a majority of the outstanding shares of the Trusts. If not so terminated, the Trusts will continue indefinitely.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the funds or a trustees. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the funds themselves would be unable to meet their obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the funds, the shareholders of the funds paying such liability will be entitled to reimbursement from the general assets of the funds. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such funds.

The series and classes set forth below have been established by the Boards under the Declaration of Trust of the indicated trusts.
Massachusetts Business Trusts
T. Rowe Price California Tax-Free Income TrustCalifornia Tax-Free Bond FundCalifornia Tax-Free Money Fund
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Equity Income FundT. Rowe Price Equity Income Fund—Advisor ClassT. Rowe Price Equity Income Fund—R Class
T. Rowe Price GNMA Fund
T. Rowe Price New America Growth Fund
T. Rowe Price State Tax-Free Income TrustFlorida Intermediate Tax-Free FundGeorgia Tax-Free Bond FundMaryland Short-Term Tax-Free Bond FundMaryland Tax-Free Bond FundMaryland Tax-Free Money FundNew Jersey Tax-Free Bond FundNew York Tax-Free Bond FundNew York Tax-Free Money FundVirginia Tax-Free Bond Fund

T. ROWE PRICE PROXY VOTING — PROCESS AND POLICIES

As an investment adviser to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser.

Proxy Administration

The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders` interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm`s portfolio managers as voting guidelines. Ultimately, the chairperson of each fund`s Investment Advisory Committee is responsible for deciding and voting on the proxy proposals of companies in his or her fund. When portfolio managers cast votes that are counter to the Proxy Committee`s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee and the funds` Boards review T. Rowe Price`s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price`s voting guidelines—many of which are consistent with ISS positions—T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price`s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

The goal of T. Rowe Price is to assure that a company`s equity-based compensation plan is aligned with shareholders` long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company`s peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company`s management on social issues unless they have substantial economic implications for the company`s business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since T. Rowe Price`s voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager`s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company`s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

Retirement and Spectrum Funds

The funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Retirement and Spectrum Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. This is known as "echo voting" and is designed to avoid any potential for a conflict of interest.

federal registration of shares

The funds` shares (except for Government Reserve Investment and Reserve Investment Funds) are registered for sale under the 1933 Act. Registration of the funds` shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

legal counsel

Shearman & Sterling LLP, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody`s Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3 acceptable capacity for repayment of short-term promissory obligations.

Standard & Poor`s Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch IBCA, Inc. F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody`s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody`s. Among the factors considered by Moody`s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer`s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer`s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

Standard & Poor`s Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer`s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer`s commercial paper is rated A1, A2, or A3.

Fitch IBCA, Inc. Fitch 1—Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2—Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE and municipal DEBT SECURITIES

Moody`s Investors Service, Inc.

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor`s Corporation

AAA—This is the highest rating assigned by Standard & Poor`s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D—In default.

Fitch IBCA, Inc.

AAA—High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA—Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor`s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor`s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody`s Investors Service, Inc. VMIG1/MIG-1 the best quality. VMIG2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. VMIG4/MIG-4 adequate quality, but there is specific risk.

Standard & Poor`s Corporation SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch IBCA, Inc. F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Redemptions in Kind

The funds have filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the funds to effect redemptions in kind and in cash as set forth in the funds` prospectuses.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the funds, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the funds; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

PART C

OTHER INFORMATION

Item 23. Exhibits

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(a)(1)Articles of Amendment and Restatement of T. Rowe Price International Funds, Inc., dated August 6, 2001
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(a)(2)Articles Supplementary of T. Rowe Price International Funds, Inc., on behalf of T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Growth & Income Fund—Advisor Class, and T. Rowe Price International Growth & Income Fund—R Class, dated September 5, 2002 (electronically filed with Amendment No. 67 dated February 28, 2003)
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(b)By-Laws of Registrant, as amended May 1, 1991, September 30, 1993, July 21, 1999, and February 5, 2003 (electronically filed with Amendment No. 67 dated February 28, 2003)

(c)(1)Specimen Stock Certificate for T. Rowe Price International Bond Fund (filed with Amendment No. 10)

(c)(2)Specimen Stock Certificate for T. Rowe Price International Stock Fund (filed with Amendment No. 10)

(c)(3)Specimen Stock Certificate for T. Rowe Price International Discovery Fund (filed with Amendment No. 14)

(c)(4)Specimen Stock Certificate for T. Rowe Price European Stock Fund (filed with Amendment No. 18)

(c)(5)Specimen Stock Certificate for T. Rowe Price New Asia Fund (filed with Amendment No. 21)

(c)(6)T. Rowe Price Japan, T. Rowe Price Short-Term Global Income, T. Rowe Price Latin America, T. Rowe Price Emerging Markets Bond, T. Rowe Price Emerging Markets Bond, T. Rowe Price Global Stock, and T. Rowe Price International Growth & Income Funds. See Article FIFTH, Capital Stock, Paragraphs (A)-(E) of the Articles of Amendment and Restatement electronically filed with Amendment No. 19, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.06 of the Bylaws (filed with Amendment No. 19)

(d)(1)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Bond Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(d)(2)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(d)(3)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Discovery Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(d)(4)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price European Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(d)(5)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price New Asia Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

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(d)(6)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Japan Fund, dated November 6, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)
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(d)(7)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Latin America Fund, dated November 3, 1993 (electronically filed with Amendment No. 41 dated December 16, 1993)
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(d)(8)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated November 2, 1994 (electronically filed with Amendment No. 44 dated December 22, 1994)
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(d)(9)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated January 25, 1995 (electronically filed with Amendment No. 49 dated March 22, 1995)
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(d)(10)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Global Stock Fund, dated November 1, 1995 (electronically filed with Amendment No. 51 dated December 20, 1995)
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(d)(11)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Growth & Income Fund, dated November 4, 1998 (electronically filed with Amendment No. 56 dated November 19, 1998)
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(d)(12)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated April 19, 2000 (electronically filed with Amendment No. 62 dated April 28, 2000)
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(d)(13)Investment Subadvisory Agreement between T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited, on behalf of T. Rowe Price International Discovery and T. Rowe Price Japan Funds, dated May 15, 2003 (electronically filed with Amendment No. 69 dated June 30, 2003)
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(e)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, and February 4, 2004
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(g)(2)Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28,
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1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, and July 23, 2003
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(h)Other Agreements

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(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2003, as amended July 23, 2003, and October 22, 2003
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(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2003, as amended July 23, 2003, and October 22, 2003
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(h)(3)Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2003, as amended July 23, 2003, and October 22, 2003
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(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Accountants

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

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(j)(4)Certificate of Vice President pursuant to Rule 306 of Regulation S-T for the T. Rowe Price International Stock Fund
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(k)Inapplicable

(l)Inapplicable

(m)(1)Rule 12b-1 Plan for T. Rowe Price International Stock Fund—Advisor Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(m)(2)Rule 12b-1 Plan for T. Rowe Price International Bond Fund—Advisor Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(m)(3)Rule 12b-1 Plan for T. Rowe Price International Stock Fund—R Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(m)(4)Rule 12b-1 Plan for T. Rowe Price International Growth & Income Fund—Advisor Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(m)(5)Rule 12b-1 Plan for T. Rowe Price International Growth & Income Fund—R Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(m)(6)Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 60 dated March 27, 2000)

(n)(1)Rule 18f-3 Plan for T. Rowe Price International Stock Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(n)(2)Rule 18f-3 Plan for T. Rowe Price International Bond Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(n)(3)Rule 18f-3 Plan for T. Rowe Price International Stock Fund—R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(n)(4)Rule 18f-3 Plan for T. Rowe Price International Growth & Income Fund—Advisor Class and R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(p)Code of Ethics, dated April 1, 2002

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

Section 10.01.Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

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T. Rowe Price International, Inc. ("T. Rowe Price International"), a wholly owned subsidiary of TRP Finance, Inc., was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.
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T. Rowe Price Global Investment Services Limited ("Global Investment Services") an English corporation, was incorporated in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services provides investment management, sales, and client servicing to non-U.S. institutional and retail investors. Global Investment Services is an SEC registered investment adviser under the Investment Advisers Act of 1940 and is also registered with the U.K. Financial Services Authority.
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T. Rowe Price Global Asset Management Limited ("Global Asset Management"), an English corporation, was incorporated in 1999, and is a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Asset Management is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also registered with the U.K. Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements.
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M. DAVID TESTA, Chairman of the Board and Director of T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Director and Vice President, T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company.
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JAMES S. RIEPE, Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Associates, Inc.; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company.
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GEORGE A. ROCHE, Director, T. Rowe Price International, Inc.; Chief Financial Officer (acting), Chairman of the Board, Director, and President, T. Rowe Price Group, Inc.; Director and President,
T. Rowe Price Associates, Inc.
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BRIAN C. ROGERS, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Chief Investment Officer and Vice President, T. Rowe Price Associates, Inc.; Vice President, T. Rowe Price Trust Company.
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DAVID J.L. WARREN, Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Vice President, T. Rowe Price Associates, Inc. and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited.

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With the exception of Chiho Amano, Carol A. Bambrough, Toby Baker, Mark C.J. Bickford-Smith, Jose Costa Buck, Russell Burdett, Ann B. Cranmer, Dawn A. Day, Frederic Denjoy, Trevor Paul Denton, Vanessa Dekker, Frances Dydasco, Mark J.T. Edwards, Jeremy Ellis, Tara L. Ewens, Calum Ferguson, Jeremy M. Fisher, M. Campbell Gunn, Ada Harte, Pascal Hautcoeur, Laurence O. Linklater, Anh Lu,

J. Amanda Maskell, Andi McCann, Gonzalo Px87 ngaro, Jonathan M.A. Parr, Sally Patterson, Robert A. Revel-Chion, S. Leigh Robertson, Christopher J. Rothery, James B.M. Seddon, John Carl A. Sherman, Neil Smith, David Stanley, Miki Takeyama, Dean Tenerelli, Justin Thomson, Christine To, Connie Tse, Dale E. West, Clive Williams, and Susan A. Woodstock, all officers of T. Rowe Price International are officers and/or employees of Price Associates and may also be officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies for which Price Associates or T. Rowe Price International serves as investment adviser.

See also "Management of the Funds," in the Registrant's Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California TaxFree Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price MidCap Growth Fund, Inc., T. Rowe Price SmallCap Stock Fund, Inc., T. Rowe Price TaxFree Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc.,

T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price MidCap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified SmallCap Growth Fund, Inc., T. Rowe Price TaxEfficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., T. Rowe Price Inflation Protected Bond Fund, Inc., and T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James S. Riepe	Chairman of the Board and Director	Chairman of the Board
Edward C. Bernard	President and Director	None
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Charles E. Vieth	Vice President and Director	None
Patricia M. Archer	Vice President	None
Stephen P. Ban	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Susan R. Camp	Vice President	None
Ann R. Campbell	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Joseph A. Crumbling	Vice President	None
Christine S. Fahlund	Vice President	None
Laurie L. Fierro	Vice President	None
Forrest R. Foss	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
David J. Healy	Vice President	None
Joanne M. Healy	Vice President	None
Walter J. Helmlinger	Vice President	None
Duane E. Higdon	Vice President	None
David A. Hueser	Vice President	None
Christopher A. Jarmush	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Cindy G. Knowlton	Vice President	None
Steven A. Larson	Vice President	None
Cynthia W. LaRue	Vice President	None
Gayle A. Lomax	Vice President	None
Gayatri Malik	Vice President	None
Sarah McCafferty	Vice President	None
Barry Mike	Vice President	None
Mark J. Mitchell	Vice President	None
Nancy M. Morris	Vice President	None
George A. Murnaghan	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O`Connor	Vice President	None
David Oestreicher	Vice President	None
Regina M. Pizzonia	Vice President	None
Kathleen G. Polk	Vice President	None
Pamela D. Preston	Vice President	None
Kylelane Purcell	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Alexander Savich	Vice President	None
Kristin E. Seeberger	Vice President	None
John W. Seufert	Vice President	None
Scott L. Sherman	Vice President	None
Donna B. Singer	Vice President	None
Carole H. Smith	Vice President	None
Scott Such	Vice President	None
Jerome Tuccille	Vice President	None
Natalie C. Widdowson	Vice President	None
Barbara A. O`Connor	Treasurer	None
Barbara A. Van Horn	Secretary	None
Shane Baldino	Assistant Vice President	None
S. Olivia Barbee	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Martin P. Brown	Assistant Vice President	None
Elizabeth A. Cairns	Assistant Vice President	None
Sheila P. Callahan	Assistant Vice President	None
Patricia M. Cannon	Assistant Vice President	None
Jodi A. Casson	Assistant Vice President	None
Renee L. Chapman	Assistant Vice President	None
Linsley G. Craig	Assistant Vice President	None
Peter A. DeLibro	Assistant Vice President	None
Jon D. Dry	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Bruce S. Fulton	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
David A.J. Groves	Assistant Vice President	None
Kristen L. Heerema	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Kimberly B. Lechner	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Lois Lynch	Assistant Vice President	None
Karen M. Magness	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
C. Lillian Matthews	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Daniel M. Middelton	Assistant Vice President	None
Thomas R. Morelli	Assistant Vice President	None
Dana P. Morgan	Assistant Vice President	None
Paul Musante	Assistant Vice President	None
Clark P. Neel	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Yani A. Peyton	Assistant Vice President	None
Gregory L. Phillips	Assistant Vice President	None
Naomi S. Proshan	Assistant Vice President	None
Seamus A. Ray	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Jennifer L. Richardson	Assistant Vice President	None
Kristin M. Rodriguez	Assistant Vice President	None
Ramon D. Rodriguez	Assistant Vice President	None
Deborah D. Seidel	Assistant Vice President	None
Kevin C. Shea	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Robyn S. Thompson	Assistant Vice President	None
Judith B. Ward	Assistant Vice President	None
William R. Weker, Jr.	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Timothy R. Yee	Assistant Vice President	None
James Zurad	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this February 27, 2004.

T. Rowe Price International Funds, Inc.

/s/James S. Riepe

By:James S. Riepe

Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SignatureTitleDate

/s/James S. RiepeChairman of the BoardFebruary 27, 2004

James S. Riepe(Chief Executive Officer)

/s/Joseph A. CarrierTreasurer (ChiefFebruary 27, 2004

Joseph A. CarrierFinancial Officer)

*DirectorFebruary 27, 2004

Anthony W. Deering

*DirectorFebruary 27, 2004

Donald W. Dick, Jr.

*DirectorFebruary 27, 2004

David K. Fagin

*DirectorFebruary 27, 2004

Karen N. Horn


*DirectorFebruary 27, 2004

F. Pierce Linaweaver

*DirectorFebruary 27, 2004

John G. Schreiber

/s/M. David TestaDirector andFebruary 27, 2004

M. David TestaVice President

*/s/Henry H. HopkinsVice President andFebruary 27, 2004

Henry H. HopkinsAttorneyInFact